Consolidated Schedule of Investments PIMCO Total Return Fund	June 30, 2026 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 125.0% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 1.1%
Aligned Data Centers International LP
7.164% due 05/16/2028 «~		$91,742	$91,742
Altice France SA
10.548% (TSFR3M + 3.673%) due 05/31/2031 ~		8,454	8,649
Castlelake LP
2.950% due 05/12/2031 «		59,920	55,512
Coreweave Compute Acquisition Co. IV LLC
9.661% - 9.732% (TSFR3M + 3.666%) due 05/16/2029 «~		1,046	1,079
Databricks, Inc.
TBD% - 1.000% due 01/05/2032 µ		4,493	4,493
8.114% (TSFR1M + 3.612%) due 01/05/2032 ~		20,301	20,275
Discovery Global Holdings, Inc.
TBD% due 06/03/2033	EUR	16,800	19,253
6.144% (TSFR1M + 3.644%) due 06/03/2033 ~		$60,612	60,704
Dorchester LLC
4.610% (EUR003M + 2.049%) due 01/04/2027 «~(k)	EUR	18,900	21,595
Ecopetrol SA
5.843% (TSFR6M + 0.000%) due 12/18/2027 «~		$7,650	7,678
Encina Private Credit LLC
TBD% due 11/30/2026 «~		382	327
Fennovoima OYJ
TBD% - 4.680% (EUR003M + 2.324%) due 07/10/2028 «~µ(k)	EUR	7,787	8,910
4.641% (EUR003M + 2.317%) due 07/10/2028 «~(k)		14,950	17,208
4.680% (EUR003M + 2.324%) due 07/10/2028 «~(k)		7,101	8,174
KRE 1330 Broadway Owner LLC
5.436% due 12/31/2050 «~		$112,345	52,736
Nscale AS TBD% - 8.664% (TSFR3M + 3.670%) due 08/23/2032 «~µ		23,845	23,849
Project Flash
TBD% - 5.871% (TSFR1M + 3.612%) due 04/30/2030 «~µ		29,003	29,003
TBD% - 5.871% (TSFR1M + 3.633%) due 04/30/2030 «~µ		57,684	57,684
Stepstone Group Midco 2 GmbH
8.176% - 8.179% (TSFR6M + 3.679%) due 12/19/2031 ~		9,673	7,841
Venture Global Calcasieu Pass LLC
6.954% (TSFR6M + 3.693%) due 04/11/2033 ~		18,600	18,676
Virgin Media Investment Holdings Ltd.
6.978% due 08/01/2030 «~	GBP	5,900	7,240

Total Loan Participations and Assignments (Cost $587,076)			522,628

CORPORATE BONDS & NOTES 22.3%
BANKING & FINANCE 12.1%
123 Lights Re Ltd.
14.520% (FHMMUSTF + 11.000%) due 09/14/2031 ~		$700	737
ABN AMRO Bank NV
2.470% due 12/13/2029 •		1,000	948
6.339% due 09/18/2027 •		1,300	1,305
Accident Fund Insurance Co. of America
8.500% due 08/01/2032		45,000	45,087
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
2.450% due 10/29/2026		1,900	1,889
3.000% due 10/29/2028 (m)		6,468	6,227
3.650% due 07/21/2027		6,900	6,847
4.625% due 10/15/2027		10,700	10,707
6.450% due 04/15/2027		8,105	8,210
Aircastle Ltd.
2.850% due 01/26/2028		54,500	52,873
6.500% due 07/18/2028		4,100	4,222
Alamo Re Ltd.
9.039% (T-BILL 1MO + 5.250%) due 06/07/2029 ~		300	300
11.039% (T-BILL 1MO + 7.250%) due 06/07/2028 ~		2,200	2,198
Alexandria Real Estate Equities, Inc.
3.950% due 01/15/2028		600	594
Ally Financial, Inc.
2.200% due 11/02/2028		890	841
4.750% due 06/09/2027 (m)		2,372	2,378
6.848% due 01/03/2030 •		8,400	8,735
American Assets Trust LP
3.375% due 02/01/2031		28,500	26,065
American Homes 4 Rent LP
2.375% due 07/15/2031		2,600	2,301
4.250% due 02/15/2028		6,678	6,632

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	June 30, 2026 (Unaudited)

4.900% due 02/15/2029		53,900	54,088
American Tower Corp.
2.750% due 01/15/2027		23,000	22,786
3.375% due 10/15/2026		4,165	4,154
3.650% due 03/15/2027		275	273
5.200% due 02/15/2029		5,300	5,370
5.800% due 11/15/2028		825	845
Antares Holdings LP
3.950% due 07/15/2026		6,200	6,197
6.500% due 02/08/2029		16,200	16,234
7.950% due 08/11/2028		20,600	21,300
Aon North America, Inc.
5.125% due 03/01/2027		6,763	6,788
5.150% due 03/01/2029 (m)		4,800	4,868
ARES Capital Corp.
5.100% due 01/15/2031 (m)		14,800	14,323
Armor RE II Ltd.
12.050% (BRMMUSDF + 8.500%) due 01/07/2032 ~		600	633
Athene Global Funding
4.847% (SOFRINDX + 1.210%) due 03/25/2027 ~		25,000	25,087
5.322% due 11/13/2031		8,000	7,985
Aviation Capital Group LLC
3.500% due 11/01/2027		1,000	984
5.125% due 04/10/2030		3,400	3,412
5.375% due 07/15/2029		1,100	1,113
6.250% due 04/15/2028		8,318	8,513
Avolon Holdings Funding Ltd.
2.528% due 11/18/2027		7,703	7,477
4.200% due 04/15/2029		7,855	7,716
4.700% due 01/30/2031		15,700	15,427
4.950% due 10/15/2032		14,100	13,765
5.750% due 03/01/2029		6,100	6,224
6.375% due 05/04/2028		1,900	1,950
Banco Bilbao Vizcaya Argentaria SA
4.968% due 05/08/2031		13,000	12,983
5.381% due 03/13/2029		10,600	10,806
Banco Santander SA
4.175% due 03/24/2028 •		19,200	19,149
4.600% due 04/15/2029		21,200	21,109
4.867% due 04/15/2031		21,200	21,085
5.017% (SOFRRATE + 1.380%) due 03/14/2028 ~		24,800	24,929
5.565% due 01/17/2030		37,900	38,859
6.527% due 11/07/2027 •		15,800	15,914
6.607% due 11/07/2028		15,800	16,513
Bank Leumi Le-Israel BM
5.343% due 06/29/2029		12,700	12,752
Bank of America Corp.
2.551% due 02/04/2028 •		38,300	37,871
3.419% due 12/20/2028 •		32,648	32,107
3.824% due 01/20/2028 •		6,035	6,014
3.970% due 03/05/2029 •(m)		3,020	2,988
4.271% due 07/23/2029 •		850	843
4.376% due 04/27/2028 •		8,460	8,452
4.456% due 02/06/2032 •		5,100	5,011
4.948% due 07/22/2028 •		9,143	9,182
4.979% due 01/24/2029 •		8,000	8,045
4.988% (SOFRRATE + 1.350%) due 09/15/2027 ~		15,000	15,033
5.933% due 09/15/2027 •		48,200	48,343
6.204% due 11/10/2028 •		5,897	6,022
Bank of Montreal
4.309% due 06/01/2027	CAD	35,900	25,595
Bank of New York Mellon Corp.
4.975% due 03/14/2030 •		$7,400	7,471
Barclays PLC
2.894% due 11/24/2032 •		2,209	1,981
4.219% due 05/24/2030 •		10,600	10,425
4.837% due 09/10/2028 •		20,600	20,638
4.942% due 09/10/2030 •		2,100	2,104
5.128% (SOFRRATE + 1.490%) due 03/12/2028 ~		46,500	46,783
5.518% (SOFRRATE + 1.880%) due 09/13/2027 ~		29,000	29,084
5.674% due 03/12/2028 •		26,700	26,918
5.690% due 03/12/2030 •		16,500	16,846
6.490% due 09/13/2029 •		17,500	18,116
6.496% due 09/13/2027 •		42,300	42,459
7.385% due 11/02/2028 •		31,700	32,790
7.437% due 11/02/2033 •		3,191	3,558
BGC Group, Inc.
6.150% due 04/02/2030		1,400	1,429
6.600% due 06/10/2029		12,600	12,995
8.000% due 05/25/2028		18,100	18,917
Blackstone Secured Lending Fund
5.250% due 09/04/2029		18,100	17,817
Blue Owl Capital Corp.
6.450% due 09/15/2028		41,900	42,449
Blue Owl Finance LLC
3.125% due 06/10/2031		2,000	1,759

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	June 30, 2026 (Unaudited)

Blue Ridge Re Ltd.
7.020% (FHMMUSTF + 3.500%) due 01/08/2029 ~		300	300
9.520% (FHMMUSTF + 6.000%) due 01/08/2029 ~		250	251
11.520% (FHMMUSTF + 8.000%) due 01/08/2029 ~		250	247
BNP Paribas SA
1.904% due 09/30/2028 •		39,900	38,604
2.871% due 04/19/2032 •		5,800	5,271
4.892% due 06/30/2030 •		2,150	2,150
5.125% due 01/13/2029 •		16,800	16,914
5.198% due 01/10/2030 •(m)		33,000	33,292
5.497% due 05/20/2030 •		26,700	27,185
5.786% due 01/13/2033 •		2,800	2,893
Boston Properties LP
2.450% due 10/01/2033		4,076	3,354
3.400% due 06/21/2029 (m)		24,141	23,215
BPCE SA
4.760% due 01/13/2032 •		17,700	17,452
5.184% due 06/02/2032 •		13,000	12,981
5.281% due 05/30/2029		4,750	4,828
5.876% due 01/14/2031 •		13,300	13,668
5.936% due 05/30/2035 •		4,900	5,029
6.612% due 10/19/2027 •		29,050	29,225
6.714% due 10/19/2029 •		16,700	17,359
7.003% due 10/19/2034 •		5,400	5,882
Brandywine Operating Partnership LP
3.950% due 11/15/2027		13,116	12,820
4.550% due 10/01/2029 (m)		16,500	15,527
8.300% due 03/15/2028 (m)		1,900	1,984
Brixmor Operating Partnership LP
2.250% due 04/01/2028		2,500	2,403
3.900% due 03/15/2027		3,090	3,078
Brookfield Finance, Inc.
4.350% due 04/15/2030		1,200	1,179
Buttonwood RE Ltd.
8.550% (BRMMUSDF + 5.000%) due 05/29/2029 ~		250	250
9.050% (BRMMUSDF + 5.500%) due 05/29/2029 ~		250	250
10.050% (BRMMUSDF + 6.500%) due 05/29/2029 ~		250	250
11.550% (BRMMUSDF + 8.000%) due 05/29/2029 ~		250	250
CaixaBank SA
5.673% due 03/15/2030 •		3,000	3,068
Canadian Imperial Bank of Commerce
4.243% due 09/08/2028 •		6,100	6,081
Cape Lookout Re Ltd.
8.770% (FHMMUSTF + 5.250%) due 03/21/2033 ~		1,300	1,287
9.520% (FHMMUSTF + 6.000%) due 03/21/2033 ~		1,300	1,299
10.420% (FHMMUSTF + 6.900%) due 03/13/2032 ~		5,500	5,744
Capital One Financial Corp.
4.722% due 01/30/2032 •		5,600	5,526
4.927% due 05/10/2028 •		18,700	18,747
CI Financial Corp.
4.625% due 12/12/2031	EUR	19,700	22,819
7.500% due 05/30/2029		$7,900	8,282
Citadel Finance LLC
4.750% due 02/14/2029		7,600	7,483
Citibank NA 4.838% due 08/06/2029		7,750	7,813
Citigroup, Inc.
2.572% due 06/03/2031 •(m)		8,600	7,904
3.070% due 02/24/2028 •		71,900	71,229
4.658% due 05/24/2028 •(m)		2,400	2,402
5.174% due 02/13/2030 •		3,800	3,841
Citrus Re Ltd.
9.060% (T-BILL 3MO + 5.250%) due 06/07/2033 ~		300	304
10.039% (T-BILL 3MO + 6.250%) due 06/07/2033 ~		300	304
Consumers Securitization Funding LLC
5.210% due 09/01/2031		2,600	2,640
5.550% due 03/01/2028		8,554	8,594
Cooperatieve Rabobank UA
4.655% due 08/22/2028 •		32,000	32,050
5.447% due 03/05/2030 •(m)		10,850	11,045
COPT Defense Properties LP
2.750% due 04/15/2031		2,700	2,450
Corebridge Global Funding
4.650% due 08/20/2027		3,300	3,304
4.800% due 05/29/2029		22,400	22,369
CoStar Group, Inc.
2.800% due 07/15/2030		9,600	8,640
CPI Property Group SA
1.500% due 01/27/2031	EUR	2,786	2,629
1.750% due 01/14/2030		28,900	28,975
CRC Insurance Group LLC
7.125% due 06/01/2031 (m)		$19,900	19,848
Credicorp Capital Sociedad Titulizadora SA
10.100% due 12/15/2043	PEN	27,437	8,830
Credit Agricole SA
6.316% due 10/03/2029 •(m)		$16,750	17,299

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	June 30, 2026 (Unaudited)

Credit Opportunities Partners LLC
6.520% due 03/20/2028 «(k)		9,900	9,889
6.740% due 03/20/2030 «(k)		8,400	8,370
Credit Suisse AG AT1 Claim
0.000% due 12/31/2060		27,500	9,693
Crown Castle, Inc.
2.900% due 03/15/2027		500	495
4.800% due 09/01/2028		4,000	4,012
5.600% due 06/01/2029		3,100	3,170
Danske Bank AS
4.298% due 04/01/2028 •		18,900	18,879
4.662% due 03/27/2029 •		15,000	15,004
4.999% due 03/27/2032 •		3,200	3,200
5.427% due 03/01/2028 •		3,700	3,724
5.705% due 03/01/2030 •		5,600	5,729
Deutsche Bank AG
1.625% due 01/20/2027	EUR	400	454
1.750% due 11/19/2030 •		32,800	35,488
2.311% due 11/16/2027 •		$26,300	26,083
3.729% due 01/14/2032 •		800	749
4.847% (SOFRRATE + 1.219%) due 11/16/2027 ~		18,300	18,326
5.000% due 09/05/2030 •	EUR	22,200	26,580
Digital Realty Trust LP
3.600% due 07/01/2029		$13,617	13,194
4.450% due 07/15/2028		43,490	43,346
DOC Dr. LLC
3.950% due 01/15/2028		3,900	3,864
East Lane Re VII Ltd.
12.050% (BRMMUSDF + 8.500%) due 03/31/2032 ~		1,600	1,607
Empower Finance 2020 LP
1.357% due 09/17/2027		15,600	15,025
EPR Properties
3.600% due 11/15/2031		15,100	13,849
3.750% due 08/15/2029		14,900	14,332
4.500% due 06/01/2027		7,800	7,786
4.750% due 12/15/2026		4,100	4,101
4.950% due 04/15/2028		25,572	25,586
Equinix Europe 2 Financing Corp. LLC
4.600% due 11/15/2030 (m)		8,000	7,910
Equinix, Inc.
1.550% due 03/15/2028		38,144	36,272
Equitable America Global Funding
3.950% due 09/15/2027		4,100	4,066
Everglades Re II Ltd.
9.289% (T-BILL 1MO + 5.500%) due 05/22/2033 ~		400	400
10.289% (T-BILL 1MO + 6.500%) due 05/22/2033 ~		650	649
12.039% (T-BILL 1MO + 8.250%) due 05/22/2033 ~		800	799
Extra Space Storage LP
3.500% due 07/01/2026		5,600	5,600
F&G Annuities & Life, Inc.
6.250% due 10/04/2034 (m)		3,600	3,523
Fairfax Financial Holdings Ltd.
4.850% due 04/17/2028		6,100	6,122
Fidelity National Financial, Inc.
2.450% due 03/15/2031		4,900	4,339
First Abu Dhabi Bank PJSC
4.789% (SOFRRATE + 1.150%) due 06/03/2031 ~		46,200	46,190
First American Financial Corp.
4.000% due 05/15/2030		8,290	7,975
Fish Pond Re Ltd.
7.570% (BRMMUSDF + 4.020%) due 01/08/2027 ~		1,400	1,409
Ford Motor Credit Co. LLC
2.900% due 02/16/2028		15,209	14,694
2.900% due 02/10/2029		2,000	1,883
4.000% due 11/13/2030		12,500	11,751
4.950% due 05/28/2027		3,150	3,152
4.970% due 04/06/2029		21,600	21,384
5.113% due 05/03/2029		7,899	7,846
5.303% due 09/06/2029		800	797
5.420% due 04/09/2031 (m)		8,700	8,629
5.800% due 03/08/2029		57,900	58,420
5.875% due 11/07/2029 (m)		9,000	9,111
5.918% due 03/20/2028		17,351	17,571
6.125% due 03/08/2034		1,600	1,611
7.350% due 11/04/2027		2,445	2,513
7.350% due 03/06/2030		950	1,005
FS KKR Capital Corp.
6.875% due 08/15/2029		700	702
Gateway Re Ltd.
5.550% (BRMMUSDF + 2.000%) due 07/06/2029 ~		950	949
General Motors Financial Co., Inc.
4.977% (SOFRINDX + 1.350%) due 05/08/2027 ~		12,100	12,163
Glitnir Banki Hf.
0.000% due 12/31/2030 «	EUR	27	0
Globe Life, Inc.
2.150% due 08/15/2030		$5,575	5,035

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	June 30, 2026 (Unaudited)

GLP Capital LP/GLP Financing II, Inc.
3.250% due 01/15/2032		400	358
4.000% due 01/15/2030		19,400	18,658
4.000% due 01/15/2031		2,800	2,646
5.250% due 02/15/2033		6,200	6,085
5.300% due 01/15/2029		3,100	3,116
5.750% due 11/01/2037 (m)		15,000	14,790
Golden Bear Re Ltd.
13.289% (T-BILL 1MO + 9.500%) due 03/08/2032 ~		1,800	1,815
13.300% (JMMMUSTF + 9.750%) due 01/08/2029 ~		3,500	3,591
Goldman Sachs Bank USA
4.656% due 06/03/2029 •		73,500	73,557
Goldman Sachs Group, Inc.
1.948% due 10/21/2027 •		8,600	8,533
4.148% due 01/21/2029 •		14,100	13,981
4.594% due 04/20/2030 •		25,300	25,160
4.710% (SOFRRATE + 1.080%) due 01/28/2031 ~		33,300	33,499
5.049% due 07/23/2030 •(m)		22,400	22,535
5.207% due 01/28/2031 •		23,200	23,454
6.484% due 10/24/2029 •		38,500	39,942
Goodman Australia Finance Pty. Ltd.
3.875% due 04/29/2033	EUR	16,100	18,417
Goodman U.S. Finance Five LLC
4.625% due 05/04/2032		$20,700	20,161
Greengrove RE Ltd.
11.270% (BNMMDTSC + 7.750%) due 04/08/2032 ~		1,300	1,327
GSG Bidco Ltd.
4.700% due 06/15/2031	EUR	40,500	45,899
GSPA Monetization Trust
6.422% due 10/09/2029		$7,162	7,171
HA Sustainable Infrastructure Capital, Inc.
6.150% due 01/15/2031		11,900	12,205
Handshake Re Ltd.
8.050% (JMMMUSTF + 4.500%) due 01/08/2030 ~		300	296
Hanover Insurance Group, Inc.
2.500% due 09/01/2030		2,590	2,360
Hardwood Funding LLC
4.840% due 06/07/2028 «(k)		8,900	8,879
4.980% due 06/07/2030 «(k)		5,800	5,775
5.160% due 06/07/2032 «(k)		13,900	13,891
HAT Holdings I LLC/HAT Holdings II LLC
3.750% due 09/15/2030 (m)		9,455	8,834
Healthcare Realty Holdings LP
2.050% due 03/15/2031		3,100	2,706
3.100% due 02/15/2030		2,800	2,637
Herbie Re Ltd.
7.760% (MSMMUSTF + 4.250%) due 01/07/2030 ~		400	400
Hestia Re Ltd.
10.270% (BNMMDTSC + 6.750%) due 03/13/2032 ~		400	410
11.770% (BNMMDTSC + 8.250%) due 03/13/2032 ~		400	409
13.039% (T-BILL 1MO + 9.250%) due 04/16/2029 ~		250	252
Highwoods Realty LP
3.050% due 02/15/2030		600	560
4.200% due 04/15/2029		3,600	3,523
Host Hotels & Resorts LP
3.375% due 12/15/2029		7,600	7,253
3.500% due 09/15/2030		2,800	2,649
HSBC Holdings PLC
4.398% due 03/10/2030 •(m)		31,200	30,873
4.669% (SOFRRATE + 1.030%) due 03/03/2029 ~		5,000	5,030
4.899% due 03/03/2029 •		2,000	2,008
5.546% due 03/04/2030 •		15,800	16,083
5.597% due 05/17/2028 •		5,600	5,649
5.887% due 08/14/2027 •		25,600	25,637
7.390% due 11/03/2028 •		61,500	63,689
Hudson Pacific Properties LP
3.250% due 01/15/2030 (m)		24,000	21,013
3.950% due 11/01/2027		4,400	4,292
4.650% due 04/01/2029 (m)		7,300	6,932
5.950% due 02/15/2028 (m)		11,567	11,468
ING Groep NV
4.017% due 03/28/2028 • (j)		3,600	3,587
4.250% due 05/16/2031 •(i)(j)		200	182
5.066% due 03/25/2031 •		2,000	2,016
5.335% due 03/19/2030 •		5,700	5,790
Integrity RE III Ltd.
10.520% (FHMMUSTF + 7.000%) due 06/07/2029 ~		300	300
11.520% (FHMMUSTF + 8.000%) due 06/06/2027 ~		250	254
13.270% (FHMMUSTF + 9.750%) due 06/06/2027 ~		250	253
14.520% (FHMMUSTF + 11.000%) due 06/07/2029 ~		250	249
15.770% (FHMMUSTF + 12.250%) due 06/06/2028 ~		700	725
29.020% (FHMMUSTF + 25.500%) due 06/06/2027 ~		1,300	1,360
Intercontinental Exchange, Inc.
3.625% due 09/01/2028 (m)		4,400	4,320
Intesa Sanpaolo SpA
5.000% due 06/29/2030 •		14,800	14,819

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	June 30, 2026 (Unaudited)

Invitation Homes Operating Partnership LP
2.300% due 11/15/2028 (m)		3,250	3,077
JAB Holdings BV
2.200% due 11/23/2030		335	300
JPMorgan Chase & Co.
1.470% due 09/22/2027 •		25,900	25,729
2.182% due 06/01/2028 •(m)		56,450	55,277
2.739% due 10/15/2030 •(m)		5,800	5,448
2.947% due 02/24/2028 •		39,550	39,157
3.540% due 05/01/2028 •(m)		2,000	1,984
4.323% due 04/26/2028 •		1,835	1,832
4.402% (SOFRRATE + 0.765%) due 09/22/2027 ~		5,000	5,004
4.408% due 04/23/2030 •		6,600	6,545
4.490% (SOFRRATE + 0.860%) due 10/22/2028 ~		11,100	11,146
4.560% (SOFRRATE + 0.930%) due 07/22/2028 ~		15,500	15,570
4.603% due 10/22/2030 •(m)		25,000	24,893
4.830% (SOFRRATE + 1.200%) due 01/23/2028 ~		39,600	39,789
4.851% due 07/25/2028 •		7,660	7,683
4.915% due 01/24/2029 •		5,800	5,829
4.979% due 07/22/2028 •		18,400	18,483
5.012% due 01/23/2030 •		29,700	29,905
5.299% due 07/24/2029 •(m)		25,600	25,936
6.070% due 10/22/2027 •		20,464	20,564
6.087% due 10/23/2029 •		5,000	5,153
JPMorgan Chase Bank NA
4.638% (SOFRRATE + 1.000%) due 12/08/2026 ~		17,200	17,245
Kilroy Realty LP
2.500% due 11/15/2032		10,600	8,802
2.650% due 11/15/2033		4,800	3,907
3.050% due 02/15/2030		6,700	6,191
4.250% due 08/15/2029		5,549	5,389
4.750% due 12/15/2028		3,300	3,278
6.250% due 01/15/2036		6,300	6,397
Kimco Realty OP LLC
1.900% due 03/01/2028		3,524	3,383
Kizuna RE III Pte. Ltd.
6.539% (T-BILL 3MO + 2.750%) due 04/09/2029 ~		2,434	2,473
KKR Group Finance Co. VI LLC
3.750% due 07/01/2029		300	290
Kona Spc Ltd.
5.718% due 09/15/2026 «•	EUR	15,200	17,374
Kookmin Bank
4.500% due 02/01/2029 (j)		$2,500	2,478
Lazard Group LLC
4.500% due 09/19/2028		7,000	6,949
Lima Metro Line 2 Finance Ltd.
5.875% due 07/05/2034		8,560	8,753
Lloyds Bank PLC
0.000% due 04/02/2032 þ		31,200	23,452
Lloyds Banking Group PLC
4.241% due 02/10/2030 •		15,000	14,811
4.375% due 03/22/2028		2,300	2,294
4.425% due 11/04/2031 •		1,600	1,571
4.692% (SOFRINDX + 1.060%) due 11/26/2028 ~		25,400	25,531
5.087% due 11/26/2028 •		1,750	1,762
5.462% due 01/05/2028 •		17,700	17,792
5.985% due 08/07/2027 •		1,100	1,102
Locke Tavern Re Ltd.
6.800% (JMMMUSTF + 3.250%) due 04/11/2033 ~		600	597
7.800% (JMMMUSTF + 4.250%) due 04/11/2033 ~		500	501
Logicor Financing SARL
1.625% due 07/15/2027	EUR	7,200	8,111
3.250% due 11/13/2028		10,900	12,429
Long Point Re IV Ltd.
7.289% (T-BILL 1MO + 3.500%) due 06/01/2034 ~		$1,800	1,800
Longleaf Pine Re Ltd.
21.453% (GSMMUSTI + 17.932%) due 05/27/2031 ~		2,600	2,655
Luca RE Ltd.
9.036% (T-BILL 3MO + 5.250%) due 07/09/2032 ~		300	300
10.800% (JMMMUSTF + 7.250%) due 07/22/2031 ~		2,500	2,600
LXP Industrial Trust
2.375% due 10/01/2031 (m)		6,200	5,429
2.700% due 09/15/2030		900	820
Merna Reinsurance II Ltd.
13.991% (GSMMUSTI + 10.470%) due 07/07/2030 ~		250	250
Mitsubishi UFJ Financial Group, Inc.
1.640% due 10/13/2027 •		6,200	6,152
4.592% due 04/18/2030 •		5,300	5,275
4.823% (SOFRRATE + 1.190%) due 04/21/2032 ~		16,800	16,994
5.197% due 01/16/2031 •		5,700	5,772
5.422% due 02/22/2029 •		18,800	19,022
Mizrahi Tefahot Bank Ltd.
5.049% due 01/28/2031		8,200	8,132
Mizuho Financial Group, Inc.
1.979% due 09/08/2031 •		2,300	2,047
2.201% due 07/10/2031 •		29,200	26,357

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	June 30, 2026 (Unaudited)

5.382% due 07/10/2030 •		19,800	20,129
5.414% due 09/13/2028 •		24,400	24,660
MMIFS Re Ltd.
5.161% (CAONINDX + 2.900%) due 01/10/2033 ~	CAD	1,000	712
Morgan Stanley
2.775% (EUR003M + 0.700%) due 10/05/2029 ~	EUR	15,200	17,423
3.383% due 01/23/2032 •		10,000	11,379
3.485% due 06/11/2030 •		8,500	9,766
3.772% due 01/24/2029 •(m)		$2,276	2,245
3.790% due 03/21/2030 •	EUR	2,900	3,361
4.133% due 10/18/2029 •		$6,100	6,017
4.238% due 01/09/2030 •		2,200	2,172
4.555% due 04/10/2030 •		15,000	14,907
4.654% due 10/18/2030 •		25,700	25,565
5.042% due 07/19/2030 •		3,411	3,435
5.123% due 02/01/2029 •		7,400	7,446
5.173% due 01/16/2030 •		23,841	24,059
5.449% due 07/20/2029 •		3,400	3,445
5.652% due 04/13/2028 •(m)		4,700	4,741
5.656% due 04/18/2030 •		800	817
6.407% due 11/01/2029 •		33,800	34,995
Morgan Stanley Bank NA
4.319% (SOFRRATE + 0.685%) due 10/15/2027 ~		10,100	10,107
4.447% due 10/15/2027 •		7,600	7,599
4.504% (SOFRRATE + 0.865%) due 05/26/2028 ~		25,000	25,073
4.533% (SOFRRATE + 0.900%) due 01/12/2029 ~		16,000	16,052
4.573% (SOFRRATE + 0.940%) due 07/14/2028 ~		49,500	49,776
4.713% (SOFRRATE + 1.080%) due 01/14/2028 ~		11,800	11,840
4.788% due 05/10/2030 •		11,600	11,613
Morgan Stanley Direct Lending Fund
4.500% due 02/11/2027		18,150	18,079
Morgan Stanley Private Bank NA
4.204% due 11/17/2028 •		14,700	14,627
4.403% (SOFRRATE + 0.770%) due 07/06/2028 ~		2,350	2,354
Mutual of Omaha Cos Global Funding
4.514% due 06/09/2028		21,200	21,098
National Health Investors, Inc.
3.000% due 02/01/2031		6,990	6,337
Nationwide Building Society
3.960% due 07/18/2030 •		34,800	33,900
4.000% due 09/03/2027 •	GBP	2,300	3,050
6.557% due 10/18/2027 •		$20,275	20,391
Nature Coast Re Ltd.
11.789% (T-BILL 3MO + 8.000%) due 02/26/2030 ~		1,500	1,512
13.271% (GSMMUSTI + 9.750%) due 04/10/2033 ~		1,100	1,142
NatWest Group PLC
3.073% due 05/22/2028 •		25,900	25,573
4.887% (SOFRRATE + 1.250%) due 03/01/2028 ~		18,300	18,384
4.892% due 05/18/2029 •		14,600	14,642
5.583% due 03/01/2028 •		16,500	16,621
Nissan Motor Acceptance Co. LLC
1.850% due 09/16/2026		30,200	29,937
2.450% due 09/15/2028		500	464
2.750% due 03/09/2028		8,550	8,135
Nomura Holdings, Inc.
2.172% due 07/14/2028		1,500	1,426
2.679% due 07/16/2030		9,500	8,710
4.886% (SOFRRATE + 1.250%) due 07/02/2027 ~		12,900	13,002
5.594% due 07/02/2027		11,300	11,428
5.842% due 01/18/2028		13,500	13,741
6.070% due 07/12/2028		12,000	12,321
6.181% due 01/18/2033		6,000	6,345
Old Republic International Corp.
3.875% due 08/26/2026		2,850	2,847
Omega Healthcare Investors, Inc.
3.375% due 02/01/2031		21,990	20,423
3.625% due 10/01/2029		14,300	13,729
OneMain Finance Corp. 6.625% due 01/15/2028		1,000	1,015
Ontario Teachers’ Cadillac Fairview Properties Trust
4.125% due 02/01/2029		4,700	4,632
Orange Capital RE DAC
8.103% (EUR003M + 6.000%) due 01/17/2029 ~	EUR	300	357
Palm RE Ltd.
8.550% (BRMMUSDF + 5.000%) due 06/07/2033 ~		$400	406
11.270% (BNMMDTSC + 7.750%) due 06/07/2032 ~		700	715
Panama Infrastructure Receivable Purchaser PLC
0.000% due 04/05/2032 (g)		45,794	37,302
Piedmont Operating Partnership LP
3.150% due 08/15/2030		19,300	17,727
6.875% due 07/15/2029 (m)		4,800	5,011
Pinnacol Assurance
8.625% due 06/25/2034 «(k)		15,000	15,895
Polestar Re Ltd.
10.550% (BRMMUSDF + 7.000%) due 01/08/2029 ~		300	301
12.550% (BRMMUSDF + 9.000%) due 01/08/2029 ~		300	303

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	June 30, 2026 (Unaudited)

14.050% (BRMMUSDF + 10.500%) due 01/08/2029 ~		250	251
14.140% (BRMMUSDF + 10.590%) due 01/07/2028 ~		2,200	2,292
16.800% (BRMMUSDF + 13.250%) due 01/07/2027 ~		9,100	9,344
Primerica, Inc.
2.800% due 11/19/2031		3,000	2,704
Prologis LP
4.200% due 02/15/2033	CAD	15,100	10,733
Purple Re Ltd.
10.050% (JMMMUSTF + 6.500%) due 06/07/2033 ~		$1,000	1,000
12.676% (JMMMUSTF + 9.126%) due 06/06/2031 ~		7,800	8,011
QNB Finance Ltd.
4.679% (SOFRRATE + 1.050%) due 04/27/2029 ~		32,200	32,362
Quercus II Re DAC
13.324% (EUR003M + 11.000%) due 01/07/2031 ~	EUR	1,400	1,623
Quercus Re DAC
10.149% (EUR003M + 8.000%) due 01/06/2031 ~		300	348
Realty Income Corp.
2.200% due 06/15/2028		$550	526
3.950% due 08/15/2027		1,100	1,095
Recoletos RE DAC
5.289% (T-BILL 3MO + 1.500%) due 07/06/2032 ~		700	700
Reinsurance Group of America, Inc.
3.150% due 06/15/2030		2,000	1,876
RNHB BV
0.000% due 10/28/2027 «	EUR	1,876	2,172
0.000% due 04/28/2028 «		992	1,202
0.000% due 10/28/2028 «		2,125	2,441
6.760% due 03/01/2027 «		1,083	1,233
Royal Bank of Canada 4.612% due 07/26/2027	CAD	37,100	26,601
Royal Bank of Scotland International Ltd.
4.660% due 12/16/2028 «(k)		$40,000	39,342
Sammons Financial Group Global Funding
4.489% due 09/02/2027 •		20,600	20,615
5.100% due 12/10/2029		5,100	5,123
Sanders Re III Ltd.
15.870% (BRMMUSDF + 12.320%) due 04/09/2029 ~		9,060	2,972
Santander Holdings USA, Inc.
3.244% due 10/05/2026		800	798
5.247% (SOFRRATE + 1.610%) due 03/20/2029 ~		20,400	20,612
5.353% due 09/06/2030 •		15,600	15,753
5.473% due 03/20/2029 •		5,400	5,453
Santander U.K. Group Holdings PLC
6.534% due 01/10/2029 •		25,600	26,281
SBA Tower Trust
2.328% due 07/15/2052		12,200	11,748
SBL Holdings, Inc.
7.200% due 10/30/2034 (m)		3,600	3,374
Sixth Street Lending Partners
6.125% due 07/15/2030		4,100	4,124
6.500% due 03/11/2029		1,500	1,532
Societe Generale SA
6.446% due 01/10/2029 •		25,400	26,031
6.691% due 01/10/2034 •		32,100	34,367
Standard Chartered Bank
4.853% due 12/03/2027		19,800	19,941
Standard Chartered PLC
6.187% due 07/06/2027 •		1,500	1,500
6.301% due 01/09/2029 •		16,000	16,361
6.750% due 02/08/2028 •		400	405
Starwood Property Trust, Inc.
4.375% due 01/15/2027 (m)		2,000	2,001
Stellantis Financial Services U.S. Corp.
5.400% due 06/15/2029		41,900	41,758
Stifel Financial Corp.
4.000% due 05/15/2030		27,600	26,696
Store Capital LLC
2.700% due 12/01/2031		600	529
2.750% due 11/18/2030		4,160	3,762
Sumisho Air Lease Corp.
4.400% due 03/24/2028		37,000	36,815
4.500% due 03/24/2029 (m)		16,700	16,562
4.850% due 03/24/2031 (m)		12,900	12,769
Sumitomo Mitsui Financial Group, Inc.
1.902% due 09/17/2028		22,107	20,856
2.472% due 01/14/2029		18,800	17,858
4.934% due 07/07/2032 •(c)		7,000	6,977
5.240% due 04/15/2030		44,100	44,815
5.520% due 01/13/2028		19,000	19,282
Sumitomo Mitsui Trust Bank Ltd.
4.350% due 09/11/2030		2,800	2,771
Sun Communities Operating LP
2.300% due 11/01/2028		4,900	4,649
2.700% due 07/15/2031		1,800	1,621
4.200% due 04/15/2032		6,300	6,036

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	June 30, 2026 (Unaudited)

Synchrony Bank
5.625% due 08/23/2027		12,500	12,633
Synchrony Financial
5.150% due 03/19/2029 (m)		5,450	5,452
Toronto-Dominion Bank
5.156% due 01/10/2028		9,100	9,196
Torrey Pines Re Ltd.
9.586% (JMMMUSTF + 6.036%) due 06/07/2032 ~		2,200	2,263
10.656% (JMMMUSTF + 7.106%) due 06/07/2032 ~		1,300	1,340
Tremont Re Ltd.
7.786% (T-BILL 1MO + 4.000%) due 03/22/2033 ~		300	299
UBS AG
4.678% due 11/29/2030 •		29,750	29,703
5.650% due 09/11/2028		600	614
UBS Group AG
0.650% due 01/14/2028 •	EUR	2,000	2,259
0.650% due 09/10/2029		1,200	1,271
2.125% due 11/15/2029 •	GBP	800	998
2.250% due 06/09/2028 •		1,100	1,428
2.875% due 04/02/2032 •	EUR	2,200	2,451
3.091% due 05/14/2032 •		$4,750	4,360
3.869% due 01/12/2029 •		43,400	42,908
4.194% due 04/01/2031 •		2,550	2,490
4.214% due 04/10/2030 •		30,000	29,510
4.253% due 03/23/2028		4,200	4,180
4.282% due 01/09/2028		500	498
4.375% due 02/10/2031 •(i)(j)(m)		2,000	1,837
4.751% due 05/12/2028 •		2,800	2,806
5.959% due 01/12/2034 •(j)		19,000	19,806
6.246% due 09/22/2029 •		18,900	19,496
6.327% due 12/22/2027 •		42,600	42,960
7.000% due 09/30/2027 •	GBP	900	1,201
Ursa Re II Ltd.
8.510% (MSMMUSTF + 5.000%) due 12/07/2029 ~		$300	304
11.260% (MSMMUSTF + 7.750%) due 06/07/2028 ~		2,000	2,057
Ursa Re Ltd.
9.020% (BNMMDTSC + 5.500%) due 12/07/2026 ~		16,800	16,978
12.800% (JMMMUSTF + 9.250%) due 12/07/2028 ~		25,000	25,470
Ventas Realty LP
3.000% due 01/15/2030		23,000	21,707
Veraison Re Ltd.
6.421% (GSMMUSTI + 2.900%) due 03/08/2034 ~		1,200	1,214
7.671% (GSMMUSTI + 4.150%) due 03/08/2034 ~		300	300
VICI Properties LP
4.750% due 02/15/2028		18,250	18,250
4.750% due 04/01/2028		8,500	8,496
5.750% due 04/01/2034		2,600	2,641
Vitality Re XVII Ltd.
5.521% (GSMMUSTI + 2.000%) due 01/08/2031 ~		2,400	2,400
5.921% (GSMMUSTI + 2.400%) due 01/08/2031 ~		900	900
7.521% (GSMMUSTI + 4.000%) due 01/08/2031 ~		300	300
Wells Fargo & Co.
1.741% due 05/04/2030 •	EUR	4,700	5,161
2.393% due 06/02/2028 •		$20,160	19,762
3.526% due 03/24/2028 •(m)		34,900	34,648
3.584% due 05/22/2028 •		860	853
4.078% due 09/15/2029 •		11,100	10,945
4.150% due 01/24/2029 (m)		2,450	2,428
4.577% due 05/20/2029 •		20,600	20,553
4.808% due 07/25/2028 •(m)		14,267	14,308
5.150% due 04/23/2031 •(m)		8,800	8,894
5.198% due 01/23/2030 •		22,400	22,654
5.574% due 07/25/2029 •		48,317	49,138
5.707% due 04/22/2028 •		18,900	19,073
6.303% due 10/23/2029 •		20,600	21,312
Windmill III Re DAC
7.285% (EUR003M + 5.210%) due 07/05/2028 ~	EUR	250	294
Windrose Re Ltd.
8.782% (HSMMUSTF + 5.250%) due 02/11/2033 ~		$300	300
Winston RE Ltd.
10.020% (BNMMDTSC + 6.500%) due 02/21/2028 ~		300	309
13.730% (BNMMDTSC + 10.210%) due 02/26/2031 ~		670	688
WP Carey, Inc.
4.250% due 10/01/2026		1,700	1,700
Yardstick RE DAC
4.274% (EUR003M + 1.950%) due 07/08/2034 «~	EUR	400	457
Yellow Tulip Assetco BV
0.000% due 07/30/2036 «		4,250	4,856
Yellow Tulip Bidco BV 0.000% due 07/30/2036 «		4,377	898

			5,802,714

INDUSTRIALS 7.3%
7-Eleven, Inc.
1.300% due 02/10/2028		$4,600	4,371

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	June 30, 2026 (Unaudited)

1.800% due 02/10/2031		6,100	5,310
Adnoc Murban Rsc Ltd.
4.250% due 09/11/2029		13,000	12,816
Air Canada Pass-Through Trust
3.300% due 07/15/2031		1,038	988
3.600% due 09/15/2028		2,610	2,587
5.250% due 10/01/2030		6,476	6,524
Aker BP ASA
4.000% due 01/15/2031		1,100	1,060
Alaska Airlines Pass-Through Trust
4.800% due 02/15/2029		10,704	10,706
Amdocs Ltd.
2.538% due 06/15/2030		2,100	1,894
American Airlines Pass-Through Trust
2.875% due 01/11/2036		1,137	1,026
3.000% due 04/15/2030		11,473	11,119
3.150% due 08/15/2033		18,840	17,703
3.200% due 12/15/2029		9,523	9,246
3.250% due 04/15/2030		4,887	4,672
3.350% due 04/15/2031		8,876	8,550
3.375% due 11/01/2028		6,332	6,261
3.500% due 08/15/2033		3,541	3,261
3.575% due 07/15/2029		5,043	4,977
3.600% due 03/22/2029		4,736	4,668
3.650% due 12/15/2029		2,966	2,871
3.650% due 08/15/2030		4,156	4,065
4.900% due 11/11/2039 (m)		18,300	17,893
5.250% due 05/10/2040		21,400	21,302
American Airlines, Inc./AAdvantage Loyalty IP Ltd.
5.750% due 04/20/2029 (m)		8,000	8,020
Amgen, Inc.
1.650% due 08/15/2028		2,850	2,686
5.150% due 03/02/2028		31,160	31,463
Amrize Finance U.S. LLC
4.700% due 04/07/2028		22,000	22,039
AppLovin Corp.
5.125% due 12/01/2029		7,500	7,564
Australian Metcoal Financing Pty. Ltd.
6.250% due 10/22/2031		21,200	21,584
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc.
3.226% due 03/11/2030	EUR	6,200	7,091
Bayer U.S. Finance II LLC
4.375% due 12/15/2028		$35,400	35,028
Bayer U.S. Finance LLC
6.125% due 11/21/2026		36,300	36,491
6.250% due 01/21/2029		43,100	44,512
6.375% due 11/21/2030		36,300	38,215
6.500% due 11/21/2033		7,800	8,376
Beignet Investor LLC 6.581% due 05/30/2049		471,206	480,936
Beth Israel Lahey Health, Inc.
2.220% due 07/01/2028		2,900	2,767
3.080% due 07/01/2051 (m)		7,000	4,507
BMW U.S. Capital LLC
4.557% (SOFRINDX + 0.920%) due 03/21/2028 ~		33,500	33,721
Boeing Co.
2.700% due 02/01/2027		8,125	8,037
3.200% due 03/01/2029		1,000	964
3.250% due 02/01/2028		6,700	6,560
5.040% due 05/01/2027		7,968	7,992
5.150% due 05/01/2030 (m)		30,741	31,121
6.298% due 05/01/2029		4,500	4,686
6.388% due 05/01/2031		8,100	8,609
British Airways Pass-Through Trust
2.900% due 09/15/2036		612	561
3.300% due 06/15/2034		4,192	3,945
3.350% due 12/15/2030		2,637	2,560
3.800% due 03/20/2033		1,011	985
Broadcom, Inc.
3.137% due 11/15/2035		63,238	53,743
Centene Corp.
2.450% due 07/15/2028		49,373	46,942
3.000% due 10/15/2030		9,977	9,035
3.375% due 02/15/2030		9,100	8,486
4.250% due 12/15/2027		6,109	6,080
4.625% due 12/15/2029		32,943	31,974
Charter Communications Operating LLC/Charter Communications Operating Capital
3.500% due 06/01/2041 (m)		7,900	5,534
3.700% due 04/01/2051 (m)		2,200	1,366
3.850% due 04/01/2061		2,040	1,199
4.400% due 04/01/2033 (m)		1,850	1,704
6.100% due 06/01/2029		6,000	6,148
6.484% due 10/23/2045		1,500	1,376
Chick-fil-A, Inc.
4.580% due 07/21/2028 «(c)(k)		9,900	9,848
4.600% due 07/21/2029 «(c)(k)		4,400	4,363

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	June 30, 2026 (Unaudited)

Choice Hotels International, Inc.
3.700% due 12/01/2029		5,090	4,887
CLN Magnetto Group
7.450% due 10/25/2031 «		43,000	43,197
CommonSpirit Health
4.352% due 09/01/2030		18,350	17,954
Conagra Brands, Inc.
1.375% due 11/01/2027 (m)		12,490	11,966
Continental Resources, Inc.
4.375% due 01/15/2028		2,389	2,374
CoreWeave, Inc.
8.500% due 07/15/2032	EUR	5,100	5,747
9.625% due 07/15/2032		$4,000	3,945
9.750% due 10/01/2031		9,800	9,785
CRH America Finance, Inc.
3.400% due 05/09/2027		1,600	1,587
CVS Health Corp.
4.300% due 03/25/2028		290	289
CVS Pass-Through Trust
8.353% due 07/10/2031		110	119
Daimler Truck Finance North America LLC
4.500% due 04/12/2031		7,300	7,169
Delta Air Lines Pass-Through Trust
2.000% due 12/10/2029		1,475	1,425
Discovery Global Holdings, Inc.
3.755% due 03/15/2027		222	221
DISH DBS Corp.
5.250% due 12/01/2026		3,400	3,366
Enbridge, Inc.
1.600% due 10/04/2026		400	397
3.125% due 11/15/2029		2,000	1,906
5.250% due 04/05/2027		1,100	1,106
6.000% due 11/15/2028		21,100	21,749
Energy Transfer LP
4.950% due 05/15/2028		1,091	1,097
4.950% due 06/15/2028		1,100	1,106
5.550% due 05/15/2034		5,250	5,335
6.050% due 12/01/2026		2,400	2,416
6.100% due 12/01/2028		1,500	1,547
Expedia Group, Inc.
4.625% due 08/01/2027		1,000	1,001
Ferguson Finance PLC
3.250% due 06/02/2030		4,400	4,145
Fidelity National Information Services, Inc.
4.450% due 03/10/2028		4,700	4,685
4.550% due 03/10/2029		13,100	13,001
FirstEnergy Pennsylvania Electric Co.
3.250% due 03/15/2028		600	586
4.300% due 01/15/2029		1,760	1,746
Fiserv, Inc.
2.650% due 06/01/2030		37,580	34,371
Flex Ltd.
4.875% due 05/12/2030		17,200	17,177
Ford Motor Co.
3.250% due 02/12/2032 (m)		11,800	10,405
Glencore Funding LLC
3.875% due 10/27/2027		1,417	1,405
Global Payments, Inc.
2.900% due 05/15/2030 (m)		3,892	3,574
3.200% due 08/15/2029		1,000	944
4.500% due 11/15/2028		4,600	4,546
4.875% due 11/15/2030 (m)		14,600	14,356
5.200% due 11/15/2032		11,700	11,437
Gray Oak Pipeline LLC
3.450% due 10/15/2027		23,200	22,788
Greensaif Pipelines Bidco SARL
6.510% due 02/23/2042		800	846
GSG Bidco Ltd.
5.375% due 06/15/2036	EUR	43,700	49,565
6.375% due 06/15/2051		16,000	18,484
HCA, Inc.
4.125% due 06/15/2029		$4,500	4,432
5.200% due 06/01/2028		13,020	13,152
5.875% due 02/01/2029 (m)		5,700	5,832
Huntington Ingalls Industries, Inc.
2.043% due 08/16/2028		10,000	9,471
Hyatt Hotels Corp.
5.250% due 06/30/2029 (m)		7,600	7,716
Hyundai Capital America
1.650% due 09/17/2026		73,100	72,697
2.100% due 09/15/2028		33,000	31,151
4.600% due 04/06/2028		17,400	17,375
4.627% (SOFRRATE + 0.990%) due 03/25/2027 ~		30,000	30,094
4.750% due 04/06/2029		26,700	26,628
4.850% due 03/25/2027		22,000	22,069
5.250% due 01/08/2027		16,400	16,470

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	June 30, 2026 (Unaudited)

5.300% due 01/08/2029		6,500	6,577
5.950% due 09/21/2026		11,800	11,839
6.500% due 01/16/2029		8,400	8,722
Icon Investments Six DAC
5.809% due 05/08/2027		1,400	1,411
Imperial Brands Finance PLC
3.500% due 07/26/2026		8,500	8,493
3.875% due 07/26/2029		30,650	29,873
Integris Baptist Medical Center, Inc.
3.875% due 08/15/2050		6,300	4,693
Jabil, Inc.
4.200% due 02/01/2029		900	887
4.750% due 02/01/2033		5,000	4,883
JetBlue Pass-Through Trust
2.750% due 11/15/2033		6,927	6,147
2.950% due 11/15/2029		417	389
4.000% due 05/15/2034		6,753	6,414
JSW Hydro Energy Ltd.
4.125% due 05/18/2031		6,233	5,780
Kraton Corp.
5.000% due 07/15/2027		1,200	1,206
Kyndryl Holdings, Inc.
2.700% due 10/15/2028		3,285	3,087
Las Vegas Sands Corp.
5.300% due 05/15/2031		15,100	15,047
5.650% due 05/18/2033		400	400
5.900% due 06/01/2027		31,300	31,596
6.000% due 08/15/2029		11,300	11,610
Leidos, Inc.
2.300% due 02/15/2031 (m)		13,600	12,097
Liberty Utilities Finance GP 1
2.050% due 09/15/2030		14,600	13,094
Maple Parent Holdings Corp.
4.750% due 03/26/2029		5,900	5,897
Marriott International, Inc.
5.450% due 09/15/2026		6,500	6,508
Mars, Inc.
4.600% due 03/01/2028		16,900	16,935
Mather Foundation
2.675% due 10/01/2031		1,050	937
Mercedes-Benz Finance North America LLC
4.750% due 03/31/2028		3,200	3,209
Mitsubishi Corp.
4.000% due 09/09/2028		2,400	2,376
Motorola Solutions, Inc.
2.300% due 11/15/2030		11,770	10,621
MPLX LP
4.000% due 03/15/2028		256	254
National Football League
5.480% due 10/05/2028 «(k)		27,600	27,786
National Fuel Gas Co.
2.950% due 03/01/2031		10,900	9,977
5.050% due 10/15/2031		16,900	16,830
NetApp, Inc.
2.700% due 06/22/2030		31,100	28,671
Nissan Motor Co. Ltd.
3.201% due 09/17/2028	EUR	3,100	3,504
4.345% due 09/17/2027		$133,700	131,608
4.810% due 09/17/2030		41,900	39,043
NTT Finance Corp.
3.678% due 07/16/2033	EUR	5,100	5,825
4.091% due 07/16/2037		4,500	5,179
4.567% due 07/16/2027		$3,600	3,604
4.620% due 07/16/2028		3,200	3,193
4.713% (SOFRRATE + 1.080%) due 07/16/2028 ~		1,900	1,915
4.741% due 03/31/2028 (c)		1,600	1,601
4.828% due 11/01/2029 (c)		7,600	7,597
4.876% due 07/16/2030		4,800	4,790
5.012% due 11/01/2031 (c)		4,200	4,195
NXP BV/NXP Funding LLC/NXP USA, Inc.
3.150% due 05/01/2027		4,100	4,058
Open Text Corp.
6.900% due 12/01/2027		8,600	8,799
Oracle Corp.
2.300% due 03/25/2028		1,892	1,811
2.800% due 04/01/2027		300	296
4.450% due 09/26/2030 (m)		4,000	3,863
4.550% due 02/04/2029		9,100	8,972
4.800% due 08/03/2028		300	299
5.875% due 09/26/2045 (m)		5,700	4,993
5.950% due 09/26/2055		11,000	9,354
6.150% due 11/09/2029		1,200	1,231
PeaceHealth Obligated Group
3.218% due 11/15/2050		8,900	6,000
4.335% due 11/15/2028		3,400	3,374

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	June 30, 2026 (Unaudited)

Penske Truck Leasing Co. LP/PTL Finance Corp.
5.350% due 03/30/2029		3,600	3,648
Petroleos Mexicanos
10.000% due 02/07/2033		13,700	16,138
President & Fellows of Harvard College
2.517% due 10/15/2050		550	337
QatarEnergy
4.625% due 06/23/2029		15,917	15,820
Quest Diagnostics, Inc.
4.600% due 12/15/2027		1,700	1,704
Renesas Electronics Corp.
2.170% due 11/25/2026		3,801	3,766
Road Michigan Property Owner I LLC
7.500% due 03/30/2045		280,720	279,946
Rogers Communications, Inc.
3.650% due 03/31/2027	CAD	4,600	3,255
Rolls-Royce PLC
5.750% due 10/15/2027		$5,548	5,618
Royalty Pharma PLC
2.200% due 09/02/2030 (m)		3,900	3,525
S&P Global, Inc.
2.950% due 03/01/2029		1,900	1,825
Sabine Pass Liquefaction LLC
4.500% due 05/15/2030 (m)		29,100	28,828
Santos Finance Ltd.
6.875% due 09/19/2033		18,100	19,677
Saudi Arabian Oil Co.
4.375% due 02/02/2031		38,000	37,173
Smurfit Westrock Financing DAC
5.185% due 01/15/2036		4,900	4,851
Snam SpA
5.000% due 05/28/2030		14,200	14,278
Southern Co.
1.750% due 03/15/2028		7,190	6,870
Spirit AeroSystems, Inc.
4.600% due 06/15/2028 (m)		6,800	6,782
Spirit Airlines Pass-Through Trust
4.100% due 10/01/2029		3,570	3,464
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC
5.152% due 09/20/2029		17,325	17,374
T-Mobile USA, Inc.
2.050% due 02/15/2028		1,000	961
3.875% due 04/15/2030		17,657	17,113
4.200% due 10/01/2029		7,300	7,212
Teledyne Technologies, Inc.
2.250% due 04/01/2028		1,500	1,442
Tennessee Gas Pipeline Co. LLC
2.900% due 03/01/2030		4,635	4,344
7.000% due 10/15/2028		3,900	4,095
Thames Water Super Senior Issuer PLC
9.750% due 10/10/2027	GBP	4,881	6,876
9.750% due 10/10/2027 «		1,132	1,595
TransCanada PipeLines Ltd.
3.800% due 04/05/2027	CAD	19,000	13,454
Ubisoft Entertainment SA
0.878% due 11/24/2027	EUR	1,700	1,719
United Airlines Pass-Through Trust
2.700% due 11/01/2033		$7,129	6,510
2.900% due 11/01/2029		1,189	1,142
3.100% due 01/07/2030		3,452	3,383
3.450% due 06/01/2029		3,263	3,201
3.450% due 01/07/2030		1,371	1,329
3.500% due 09/01/2031		4,952	4,781
3.750% due 03/03/2028		837	837
4.150% due 02/25/2033		8,620	8,381
5.450% due 08/15/2038		28,568	29,136
5.800% due 07/15/2037 (m)		43,255	45,029
5.875% due 04/15/2029		22,630	22,909
Venture Global Calcasieu Pass LLC
6.000% due 05/01/2036		5,700	5,765
6.250% due 01/15/2030		13,000	13,321
Venture Global LNG, Inc.
6.375% due 12/15/2034		18,850	18,536
6.625% due 06/15/2036		18,850	18,591
7.000% due 01/15/2030		6,800	6,939
9.875% due 02/01/2032		1,400	1,495
Venture Global Plaquemines LNG LLC
6.125% due 12/15/2030 (m)		14,700	15,047
6.500% due 06/15/2034		36,400	37,939
Virgin Media Secured Finance PLC
4.250% due 01/15/2030	GBP	8,900	10,422
4.500% due 08/15/2030		$920	782
5.250% due 05/15/2029 (j)	GBP	10,000	12,710
Vmed O2 U.K. Financing I PLC
4.750% due 07/15/2031		$1,520	1,250
5.625% due 04/15/2032	EUR	23,400	23,566

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	June 30, 2026 (Unaudited)

6.750% due 01/15/2033		$4,200	3,560
7.750% due 04/15/2032		10,600	9,587
VMware LLC
1.800% due 08/15/2028 (m)		3,000	2,839
Volkswagen Group of America Finance LLC
3.200% due 09/26/2026		3,700	3,688
4.350% due 06/08/2027		11,580	11,557
4.550% due 09/11/2028		23,000	22,867
4.750% due 11/13/2028		39,500	39,400
4.850% due 09/11/2030		13,600	13,504
4.950% due 03/25/2027		15,000	15,050
5.050% due 03/27/2028		24,400	24,510
5.350% due 03/27/2030		1,800	1,821
5.650% due 03/25/2032		12,200	12,374
5.700% due 09/12/2026		6,800	6,816
6.000% due 11/16/2026		25,950	26,098
6.200% due 11/16/2028		13,950	14,353
Weir Group, Inc.
5.350% due 05/06/2030		18,500	18,668
Wessex Water Services Finance PLC
5.375% due 03/10/2028	GBP	3,507	4,665
Westinghouse Air Brake Technologies Corp.
4.700% due 09/15/2028		$6,100	6,107
Xylem, Inc.
3.250% due 11/01/2026		2,400	2,392

			3,481,424

UTILITIES 2.9%
Adani Renewable Energy RJ Ltd./Kodangal Solar Parks Pvt Ltd./Wardha Solar Maharashtra
4.625% due 10/15/2039		6,622	5,631
AEP Texas, Inc.
3.950% due 06/01/2028		5,800	5,737
AES Corp.
2.450% due 01/15/2031		10,600	9,460
3.950% due 07/15/2030 (m)		18,167	17,409
5.200% due 07/15/2029		9,800	9,858
5.750% due 07/15/2033		10,400	10,466
AT&T, Inc.
4.400% due 04/30/2031 (m)		49,500	48,680
4.700% due 08/15/2030 (m)		4,200	4,202
4.750% due 04/30/2033		4,900	4,797
Boston Gas Co.
3.150% due 08/01/2027		2,900	2,858
Capital Power U.S. Holdings, Inc.
5.257% due 06/01/2028		6,100	6,139
CenterPoint Energy Houston Electric LLC
5.200% due 10/01/2028		6,600	6,692
Clearway Energy Operating LLC
3.750% due 02/15/2031 (m)		10,700	9,928
Columbia Pipelines Operating Co. LLC
5.927% due 08/15/2030		3,200	3,326
Dhafrah Pv2 Energy Co. LLC
5.794% due 06/30/2053		7,700	7,634
Edison International
4.125% due 03/15/2028		9,784	9,648
5.000% due 05/05/2028		23,200	23,233
5.450% due 06/15/2029		13,300	13,436
5.750% due 06/15/2027		4,700	4,730
EDP Finance BV
1.710% due 01/24/2028		38,300	36,690
Electricite de France SA
5.700% due 05/23/2028		5,000	5,094
Emera U.S. Finance LLC
4.500% due 04/01/2029		10,300	10,231
ENEL Finance International NV
1.625% due 07/12/2026		17,400	17,383
2.125% due 07/12/2028		18,000	17,137
2.500% due 07/12/2031		800	713
4.625% due 06/15/2027		35,600	35,658
5.000% due 06/15/2032		12,900	12,881
5.125% due 06/26/2029		2,500	2,531
EPH Financing International AS
6.651% due 11/13/2028	EUR	16,400	19,915
Esentia Energy Development SAB de CV
6.125% due 07/30/2033		$4,500	4,492
Eversource Energy
4.450% due 12/15/2030		9,100	8,947
Exelon Corp.
2.750% due 03/15/2027		770	762
Fells Point Funding Trust
3.046% due 01/31/2027		8,500	8,423
FirstEnergy Corp.
2.250% due 09/01/2030		7,000	6,307
3.900% due 07/15/2027		2,000	1,989

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	June 30, 2026 (Unaudited)

FORESEA Holding SA
7.500% due 06/15/2030		2,013	1,988
India Green Power Holdings
4.000% due 02/22/2027		4,400	4,347
IPALCO Enterprises, Inc.
4.250% due 05/01/2030		6,370	6,189
ITC Holdings Corp.
2.950% due 05/14/2030		20,900	19,517
Monongahela Power Co.
3.550% due 05/15/2027 (m)		4,400	4,358
New York State Electric & Gas Corp.
1.950% due 10/01/2030		18,300	16,053
NextEra Energy Capital Holdings, Inc.
2.250% due 06/01/2030		32,290	29,463
3.830% due 06/12/2030	CAD	1,700	1,208
Niagara Mohawk Power Corp.
4.278% due 12/15/2028		$17,600	17,444
NorthWestern Corp.
5.073% due 03/21/2030		3,200	3,232
Nova Securitisation SARL
5.750% due 02/03/2031		10,000	9,651
ONEOK, Inc.
4.250% due 09/24/2027 (m)		45,425	45,269
4.400% due 10/15/2029		32,625	32,288
4.750% due 10/15/2031		16,110	15,930
5.650% due 11/01/2028		6,100	6,228
5.700% due 11/01/2054 (m)		10,025	9,315
6.050% due 09/01/2033		22,802	23,879
Orange SA
4.250% due 01/13/2031		5,000	4,874
Pacific Gas & Electric Co.
2.100% due 08/01/2027		28,879	28,125
2.500% due 02/01/2031		39,700	35,633
3.250% due 06/01/2031		18,660	17,219
3.300% due 03/15/2027		9,400	9,318
3.300% due 12/01/2027		10,000	9,815
3.300% due 08/01/2040		10,719	8,044
3.500% due 08/01/2050		51,900	34,652
3.750% due 07/01/2028		12,700	12,478
3.950% due 12/01/2047		24,400	17,891
4.200% due 03/01/2029		26,800	26,428
4.400% due 03/01/2032		26,200	25,330
4.500% due 12/15/2041		10,400	8,586
4.550% due 07/01/2030		29,903	29,455
4.650% due 08/01/2028		6,100	6,085
5.000% due 06/04/2028		37,700	37,914
5.050% due 11/15/2031		9,100	9,094
5.050% due 10/15/2032 (m)		26,700	26,550
6.100% due 01/15/2029		25,250	26,004
6.400% due 06/15/2033		15,500	16,407
PacifiCorp
3.300% due 03/15/2051		100	65
4.650% due 04/15/2029		6,000	5,986
5.100% due 04/15/2031		2,000	2,019
5.300% due 02/15/2031		11,300	11,474
5.450% due 04/15/2033		4,600	4,671
Renew Treasury Ifsc Pvt Ltd.
6.500% due 02/02/2031		19,000	18,804
ReNew Wind Energy AP2/ReNew Power Pvt Ltd. other 9 Subsidiaries
4.500% due 07/14/2028		11,600	11,231
Rio Oil Finance Trust
8.200% due 04/06/2028		867	890
9.750% due 01/06/2027		4,190	4,252
Rochester Gas & Electric Corp.
1.850% due 12/01/2030		600	528
SCE Recovery Funding LLC
4.453% due 03/15/2036		20,000	19,581
Sempra
4.313% (SOFRINDX + 0.670%) due 01/07/2028 ~		109,900	110,419
Southern California Edison Co.
2.500% due 06/01/2031		7,760	6,930
2.750% due 02/01/2032		8,550	7,610
3.650% due 06/01/2051		15,000	10,326
4.400% due 09/06/2026		3,600	3,599
4.875% due 02/01/2027		5,100	5,109
4.950% due 09/15/2031		16,300	16,269
5.150% due 06/01/2029		50,300	50,840
5.250% due 03/15/2030		7,500	7,586
5.650% due 10/01/2028		2,000	2,038
Southwestern Electric Power Co.
4.100% due 09/15/2028		257	254
SW Finance I PLC
1.625% due 03/30/2027	GBP	1,559	2,014
Toledo Edison Co.
2.650% due 05/01/2028		$18,667	17,872

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	June 30, 2026 (Unaudited)

Verizon Communications, Inc.
5.750% due 11/30/2045	10,300	10,018
Virginia Power Fuel Securitization LLC
4.877% due 05/01/2033	19,800	19,907
5.088% due 05/01/2029	3,549	3,556
Vistra Operations Co. LLC
4.700% due 01/31/2031	7,400	7,262
5.350% due 01/31/2036	7,000	6,863
WEC Energy Group, Inc.
1.800% due 10/15/2030	5,538	4,929

		1,402,180

Total Corporate Bonds & Notes (Cost $10,784,550)		10,686,318

MUNICIPAL BONDS & NOTES 0.6%
CALIFORNIA 0.1%
California Health Facilities Financing Authority Revenue Bonds, Series 2019
2.704% due 06/01/2030	5,100	4,771
California Health Facilities Financing Authority Revenue Notes, Series 2019
2.534% due 06/01/2028	5,100	4,924
2.584% due 06/01/2029	3,600	3,415
California State General Obligation Bonds, (BABs), Series 2009
7.500% due 04/01/2034	2	2
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2021
3.487% due 06/01/2036	7,235	6,019
3.714% due 06/01/2041	1,680	1,300
3.850% due 06/01/2050	5,950	5,465
4.214% due 06/01/2050	12,600	8,897
Napa Valley Unified School District, California General Obligation Bonds, (BABs), Series 2010
6.507% due 08/01/2043	200	215
University of California Revenue Bonds, Series 2012
4.858% due 05/15/2112	6,770	5,622
University of California Revenue Notes, Series 2020
1.316% due 05/15/2027	5,700	5,568

		46,198

CONNECTICUT 0.0%
Naugatuck Borough, Connecticut General Obligation Bonds, (AGM/CR/NPFGC Insured), Series 2003
5.910% due 06/01/2033	165	174

FLORIDA 0.0%
State Board of Administration Finance Corp. Florida Revenue Notes, Series 2024
5.526% due 07/01/2034	1,997	2,078

GEORGIA 0.1%
Municipal Electric Authority of Georgia Revenue Bonds, (BABs), Series 2010
6.655% due 04/01/2057	47,535	51,084

LOUISIANA 0.0%
Louisiana Local Government Environmental Facilities & Community Development Auth Revenue Bonds, Series 2022
4.275% due 02/01/2036	1,600	1,554
Louisiana Local Government Environmental Facilities & Community Development Auth Revenue Bonds, Series 2023
5.048% due 12/01/2034	3,300	3,341

		4,895

NEW YORK 0.2%
New York State Urban Development Corp. Revenue Bonds, Series 2020
2.027% due 03/15/2031	23,000	20,585
2.127% due 03/15/2032	23,000	20,165
2.227% due 03/15/2033	23,000	19,782
2.277% due 03/15/2034	19,000	16,161
New York State Urban Development Corp. Revenue Notes, Series 2020
1.827% due 03/15/2029	800	749

		77,442

RHODE ISLAND 0.0%
Rhode Island Convention Center Authority Revenue Bonds, (AGM Insured), Series 2006
6.060% due 05/15/2035	165	176

TEXAS 0.2%
Dallas Fort Worth International Airport, Texas Revenue Notes, Series 2020
1.946% due 11/01/2028	2,435	2,308
2.046% due 11/01/2029	1,400	1,301
2.096% due 11/01/2030	1,750	1,592
Texas Natural Gas Securitization Finance Corp. Revenue Bonds, Series 2023
5.102% due 04/01/2035	50,057	50,859

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	June 30, 2026 (Unaudited)

5.169% due 04/01/2041	34,500	34,809

		90,869

WEST VIRGINIA 0.0%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2020
2.951% due 06/01/2031	1,630	1,477
3.401% due 06/01/2034	10,930	9,325
3.501% due 06/01/2035	9,935	8,345

		19,147

Total Municipal Bonds & Notes (Cost $314,142)		292,063

U.S. GOVERNMENT AGENCIES 41.9%
Federal Home Loan Mortgage Corp.
2.000% due 03/01/2052	10,082	8,083
3.000% due 08/01/2026 - 08/01/2052	124,040	109,931
3.500% due 07/01/2026 - 09/01/2050	36,505	34,550
4.000% due 10/01/2033 - 02/01/2053	59,601	56,352
4.500% due 03/01/2028 - 07/01/2053	11,105	10,741
5.000% due 03/01/2036 - 08/01/2054	172,801	171,213
5.355% due 05/01/2037 •	21	22
5.500% due 09/01/2027 - 07/01/2054	845,429	853,392
5.597% due 03/01/2035 •	113	114
5.611% due 06/01/2033 •	19	20
5.695% due 02/01/2037 •	1	1
5.749% due 04/01/2036 •	58	60
5.756% due 05/01/2035 •	361	368
5.868% due 05/01/2037 •	5	6
5.869% due 09/01/2028 - 11/01/2028 •	14	14
5.873% due 08/01/2035 •	2	2
5.874% due 02/01/2036 •	14	14
5.893% due 01/01/2034 •	161	164
5.915% due 04/01/2036 •	2	2
5.921% due 03/01/2035 •	3	3
5.995% due 05/01/2036 •	12	12
6.000% due 08/01/2026 - 04/01/2055	137,583	141,876
6.025% due 01/01/2037 •	9	9
6.035% due 11/01/2035 •	144	147
6.080% due 09/01/2035 •	4	4
6.125% due 08/01/2035 •	2	2
6.134% due 05/01/2037 •	1	1
6.137% due 06/01/2035 •	1,316	1,359
6.150% due 07/01/2035 •	212	217
6.152% due 07/01/2030 •	37	38
6.167% due 08/01/2035 •	453	465
6.193% due 06/01/2037 •	1	1
6.216% due 09/01/2035 •	2	2
6.225% due 10/01/2035 •	1,066	1,101
6.269% due 03/01/2036 •	4	4
6.302% due 02/01/2037 •	1	1
6.345% due 08/01/2035 •	24	24
6.370% due 11/01/2035 •	222	227
6.375% due 10/01/2035 •	9	9
6.425% due 10/01/2035 •	392	403
6.430% due 07/01/2035 •	186	190
6.485% due 09/01/2035 •	216	221
6.500% due 06/01/2029 - 04/01/2055	2,378	2,480
6.501% due 10/01/2035 •	280	287
6.522% due 09/01/2035 •	5	5
6.643% due 07/01/2032 •	1	1
6.647% due 11/01/2034 •	9	10
7.000% due 12/01/2029 - 03/01/2038	21	21
7.500% due 02/01/2027 - 10/01/2036	24	23
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
2.939% due 04/25/2029	2,600	2,488
Federal Home Loan Mortgage Corp. Reference REMICS
6.000% due 04/15/2036	1,264	1,306
Federal Home Loan Mortgage Corp. REMICS
1.939% due 11/15/2038 ~(a)	4,923	458
1.963% due 05/15/2038 ~(a)	360	32
2.078% due 02/15/2041 •	9	6
2.145% due 06/15/2039 ~(a)	1,863	165
2.149% due 10/15/2041 ~(a)	1,033	57
2.293% due 06/15/2042 •(a)	3,925	361
2.543% due 02/15/2038 •(a)	58	4
2.593% due 05/15/2039 •(a)	94	8
2.743% due 03/15/2037 •(a)	74	6
2.793% due 08/15/2036 •(a)	40	4
2.803% due 12/15/2041 •(a)	3,966	373
2.873% due 09/15/2036 •(a)	56	5
2.943% due 11/15/2036 •(a)	2,024	156
3.000% due 08/15/2027 (a)	247	3
3.500% due 01/15/2042 - 08/15/2042	16,130	15,118
3.897% due 10/15/2043 •	19,718	19,389

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	June 30, 2026 (Unaudited)

3.957% due 07/15/2034 - 05/15/2037 •	370	367
4.000% due 10/15/2033 - 02/15/2042	15,266	14,716
4.007% due 08/15/2035 - 02/15/2037 •	60	59
4.027% due 07/15/2034 •	54	54
4.047% due 02/15/2037 •	6	6
4.057% due 12/15/2029 - 11/15/2043 •	1,460	1,447
4.107% due 06/15/2031 - 05/15/2041 •	528	525
4.114% due 08/15/2040 - 10/15/2040 •	10,858	10,700
4.117% due 05/15/2036 •	142	141
4.204% due 11/15/2042 •	2,644	2,630
4.207% due 06/15/2030 - 12/15/2032 •	9	8
4.227% due 01/15/2041 •	344	343
4.257% due 02/15/2032 - 01/15/2042 •	74	74
4.287% due 05/15/2032 - 07/15/2037 •	740	740
4.297% due 10/15/2037 •	199	199
4.307% due 12/15/2032 - 11/15/2037 •	633	635
4.337% due 10/15/2037 •	255	256
4.377% due 08/15/2037 •	930	933
4.417% due 10/15/2037 •	386	387
4.427% due 05/15/2037 •	284	285
4.437% due 05/15/2040 •	6	6
4.457% due 08/15/2036 •	7	7
4.498% due 12/25/2055 •	11,362	11,396
4.500% due 08/15/2033 - 05/15/2039	247	242
4.528% due 10/25/2055 •	2,208	2,222
4.549% due 03/15/2050 •	4,199	4,220
4.557% due 11/15/2039 •	6	6
4.568% due 11/25/2054 •	13,255	13,364
4.617% due 07/15/2037 •	79	80
4.628% due 08/25/2055 •	10,006	10,108
4.728% due 10/25/2055 •	3,843	3,880
4.807% due 03/15/2043 •	298	283
4.828% due 02/25/2055 •	17,602	17,812
4.928% due 09/25/2054 •	831	838
5.000% due 08/15/2034 - 07/15/2036	1,229	1,236
5.500% due 05/15/2033 - 05/15/2036	890	909
5.950% due 06/15/2028	594	597
6.000% due 07/15/2026 - 10/15/2036	1,250	1,279
6.250% due 12/15/2028	15	16
6.500% due 06/15/2027 - 05/15/2035	2,735	2,785
6.799% due 05/15/2033 •	43	46
7.000% due 08/15/2029 - 08/15/2031	212	218
7.500% due 03/17/2027 - 08/15/2030	160	164
16.395% due 08/15/2037 •	162	209
Federal Home Loan Mortgage Corp. STRIPS
2.000% due 06/15/2052 (a)	291,250	37,159
2.293% due 08/15/2042 •(a)	7,997	711
3.588% due 09/15/2043 - 12/15/2043 •	5,615	5,461
4.057% due 07/15/2036 •	111	110
4.257% due 03/15/2044 •	1,172	1,168
Federal Home Loan Mortgage Corp. Structured Pass-Through Certificates
4.023% due 08/25/2031 •	31	32
4.455% due 01/25/2036 ~	950	933
4.498% due 08/15/2032 ~	21	21
4.742% due 05/25/2043 •	2,173	2,190
4.944% due 02/25/2045 •	3,146	3,090
5.144% due 07/25/2044 •	486	476
6.500% due 01/25/2028 - 10/25/2043	4,846	4,954
7.000% due 10/25/2043	3,084	3,178
Federal National Mortgage Association
0.000% due 02/01/2042	72	74
2.000% due 03/01/2052	9,384	7,513
2.500% due 02/01/2040 - 03/01/2040	4,244	3,828
3.000% due 10/01/2026 - 09/01/2057	347,991	306,946
3.500% due 07/01/2026 - 08/01/2049	31,090	30,168
4.000% due 09/01/2026 - 01/01/2059	248,890	236,420
4.010% due 03/01/2033 •	5	5
4.045% due 12/01/2029	8,530	8,409
4.300% due 11/01/2029	11,735	11,633
4.500% due 07/01/2026 - 08/01/2053	49,078	47,395
4.662% due 12/01/2036 •	5	5
4.966% due 06/01/2043 •	537	543
4.967% due 07/01/2042 - 12/01/2044 •	2,528	2,552
5.000% due 10/01/2026 - 03/01/2054	222,407	220,360
5.017% due 09/01/2041 •	936	942
5.167% due 10/01/2030 - 10/01/2040 •	204	204
5.178% due 09/01/2034 •	4	4
5.365% due 11/01/2037 •	2	2
5.415% due 02/01/2035 •	234	237
5.467% due 11/01/2035 •	217	220
5.471% due 09/01/2035 •	9	9
5.491% due 03/01/2035 •	3	4
5.500% due 10/01/2029 - 08/01/2054	932,238	941,547
5.538% due 09/01/2035 - 10/01/2035 •	153	155
5.552% due 02/01/2035 •	7	7
5.554% due 03/01/2034 •	1	1

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	June 30, 2026 (Unaudited)

5.564% due 04/01/2036 •	7	7
5.570% due 03/01/2034 •	122	125
5.585% due 10/01/2034 •	116	118
5.590% due 01/01/2036 •	1	1
5.624% due 02/01/2035 •	47	48
5.642% due 01/01/2035 - 05/01/2036 •	453	461
5.663% due 08/01/2035 •	20	20
5.675% due 03/01/2035 •	1	1
5.695% due 02/01/2027 •	1	1
5.702% due 01/01/2035 •	461	472
5.710% due 12/01/2034 •	6	7
5.711% due 11/01/2034 •	41	42
5.717% due 12/01/2034 - 02/01/2035 •	19	19
5.719% due 08/01/2027 •	4	4
5.731% due 04/01/2027 •	1	1
5.732% due 01/01/2036 •	26	26
5.734% due 01/01/2035 •	252	256
5.750% due 05/01/2030 - 01/01/2035 •	8	8
5.766% due 11/01/2035 •	436	447
5.781% due 04/01/2033 •	2	2
5.784% due 02/01/2035 •	362	369
5.795% due 12/01/2034 •	1	1
5.800% due 01/01/2036 •	37	38
5.806% due 04/01/2035 •	4	4
5.810% due 07/01/2035 •	44	45
5.835% due 10/01/2034 •	63	64
5.842% due 12/01/2033 •	98	100
5.885% due 06/01/2035 •	46	48
5.890% due 05/01/2033 •	2	2
5.907% due 03/01/2033 •	9	9
5.910% due 06/01/2035 •	51	53
5.915% due 11/01/2034 •	56	57
5.927% due 11/01/2035 •	27	27
5.929% due 06/01/2035 •	42	43
5.937% due 12/01/2034 •	120	122
5.938% due 01/01/2035 •	70	72
5.940% due 05/01/2035 •	3	3
5.954% due 02/01/2035 •	84	86
5.959% due 12/01/2033 •	37	38
5.960% due 01/01/2037 •	2	2
5.962% due 05/01/2035 - 05/01/2037 •	350	359
5.978% due 12/01/2035 •	55	56
5.980% due 12/01/2034 •	3	3
5.992% due 12/01/2036 •	1	1
5.993% due 06/01/2035 •	22	23
5.998% due 03/01/2036 •	58	59
6.000% due 09/01/2028 - 05/01/2054	63,875	66,159
6.004% due 12/01/2035 •	6	6
6.007% due 04/01/2038 •	1	1
6.034% due 05/01/2035 •	226	231
6.040% due 10/01/2035 •	35	35
6.047% due 05/01/2035 •	18	18
6.050% due 02/01/2035 •	3	3
6.053% due 09/01/2035 •	263	267
6.057% due 04/01/2034 •	8	9
6.060% due 12/01/2033 - 06/01/2034 •	66	67
6.071% due 11/01/2034 - 03/01/2036 •	67	69
6.088% due 05/01/2034 - 12/01/2034 •	20	20
6.093% due 11/01/2032 •	1	1
6.133% due 12/01/2030 - 04/01/2035 •	82	84
6.135% due 08/01/2033 •	1	1
6.140% due 09/01/2029 •	1	1
6.154% due 03/01/2034 •	163	166
6.155% due 11/01/2035 - 01/01/2036 •	43	44
6.161% due 06/01/2035 •	472	485
6.162% due 02/01/2036 •	44	45
6.175% due 09/01/2034 •	27	27
6.185% due 08/01/2032 - 11/01/2035 •	202	207
6.200% due 08/01/2035 •	63	64
6.210% due 05/01/2035 •	4	4
6.223% due 12/01/2027 •	14	14
6.224% due 05/01/2035 - 05/01/2038 •	1,733	1,798
6.225% due 12/01/2026 - 06/01/2035 •	123	127
6.275% due 09/01/2035 •	1	2
6.277% due 09/01/2033 •	2	2
6.280% due 09/01/2037 •	1	1
6.287% due 11/01/2035 •	76	78
6.305% due 07/01/2035 •	1	1
6.325% due 10/01/2027 •	4	4
6.345% due 09/01/2035 •	168	172
6.347% due 09/01/2034 •	491	503
6.348% due 11/01/2034 •	79	81
6.352% due 09/01/2033 •	5	5
6.375% due 08/01/2035 - 09/01/2036 •	44	44
6.381% due 08/01/2035 •	278	285
6.383% due 09/01/2035 •	37	38

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	June 30, 2026 (Unaudited)

6.398% due 08/01/2035 •	103	105
6.410% due 10/01/2034 •	55	57
6.413% due 06/01/2033 •	3	3
6.414% due 02/01/2036 •	25	25
6.418% due 07/01/2034 •	1	1
6.432% due 08/01/2035 •	30	31
6.487% due 09/01/2035 •	21	21
6.500% due 05/01/2027 - 01/01/2054	3,224	3,362
6.510% due 09/01/2035 •	83	85
6.515% due 09/01/2035 •	104	106
6.520% due 10/01/2035 •	32	33
6.529% due 07/01/2035 •	27	28
6.532% due 11/01/2035 •	68	69
6.537% due 07/01/2035 •	20	20
6.594% due 09/01/2037 •	1	1
7.000% due 03/01/2031 - 02/01/2036	185	187
7.500% due 08/01/2026 - 09/01/2030	3	2
8.000% due 09/01/2027 - 08/01/2032	495	507
8.500% due 02/01/2028 - 09/01/2031	124	126
Federal National Mortgage Association Grantor Trust
6.000% due 01/25/2044	74	76
6.500% due 07/25/2042	16	17
7.000% due 12/25/2041	1	1
7.500% due 10/25/2040 - 07/25/2041	26	27
7.500% due 06/19/2041 ~	6	6
Federal National Mortgage Association REMICS
0.000% due 03/25/2036 (b)(g)	441	407
0.408% due 02/25/2033 •	291	262
0.748% due 11/25/2040 •	2	1
1.757% due 03/25/2036 ~(a)	3,587	206
1.976% due 05/25/2044 ~(a)	3,112	220
2.067% due 06/25/2055 ~(a)	2,956	202
2.141% due 12/25/2038 ~(a)	3,441	279
2.328% due 02/25/2037 •(a)	5	0
2.358% due 06/25/2037 •(a)	36	2
2.408% due 12/25/2042 •(a)	657	55
2.508% due 05/25/2037 - 01/25/2040 •(a)	319	20
2.558% due 08/25/2042 •(a)	4,401	574
2.638% due 03/25/2037 •(a)	16	1
2.808% due 07/25/2036 •(a)	156	13
2.858% due 12/25/2036 •(a)	19	2
2.898% due 12/25/2036 •(a)	57	6
2.908% due 07/25/2037 •(a)	38	4
3.000% due 08/25/2040 - 10/25/2040	21,435	20,418
3.018% due 05/25/2037 •(a)	14	1
3.500% due 08/25/2042	11,561	10,826
3.532% due 10/25/2043 •	11,892	11,069
3.847% due 03/25/2034 •	2	2
3.877% due 08/25/2034 •	3	3
3.913% due 07/25/2037 •	28	28
3.985% due 03/25/2036 •	202	199
3.992% due 04/25/2036 - 05/25/2037 •	305	302
4.000% due 07/25/2040	96	95
4.042% due 01/25/2033 - 05/25/2048 •	11,065	10,829
4.062% due 11/25/2036 - 06/25/2037 •	100	100
4.092% due 05/25/2034 - 04/25/2043 •	546	542
4.102% due 03/25/2037 •	2	2
4.112% due 01/25/2037 •	137	136
4.122% due 07/25/2037 •	123	122
4.142% due 06/25/2029 - 06/25/2047 •	15,629	15,420
4.152% due 09/25/2035 •	9	9
4.171% due 10/18/2030 •	30	30
4.172% due 11/25/2040 •	1,062	1,058
4.182% due 06/25/2036 •	89	89
4.192% due 10/25/2030 - 04/25/2047 •	21,462	21,179
4.202% due 07/25/2036 •	264	263
4.242% due 08/25/2030 - 12/25/2049 •	22,660	22,462
4.262% due 10/25/2040 •	11	11
4.271% due 12/18/2031 •	8	8
4.292% due 09/25/2041 •	220	220
4.322% due 08/25/2037 •	1,335	1,335
4.342% due 06/25/2030 - 07/25/2034 •	376	376
4.392% due 03/25/2040 •	260	261
4.412% due 03/25/2038 •	18	18
4.449% due 01/25/2051 •	17,386	17,461
4.462% due 06/25/2037 •	43	43
4.492% due 04/25/2031 - 11/25/2039 •	158	159
4.500% due 01/25/2035 - 09/25/2041	61,560	60,488
4.528% due 09/25/2054 •	16,125	16,197
4.549% due 12/25/2050 •	4,866	4,862
4.562% due 02/25/2038 •	58	58
4.578% due 01/25/2055 •	6,895	6,955
4.642% due 04/25/2032 - 11/25/2033 •	326	329
4.742% due 04/25/2043 •	749	708
4.828% due 12/25/2053 - 02/25/2055 •	26,424	26,692
4.878% due 02/25/2055 •	18,677	18,925

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	June 30, 2026 (Unaudited)

5.000% due 09/18/2027 - 04/25/2035	171	171
5.500% due 08/25/2035	13	13
5.750% due 12/20/2027	9	9
6.000% due 05/17/2027 - 04/25/2043	1,892	1,944
6.039% due 05/25/2035 ~	643	655
6.500% due 07/18/2027 - 12/25/2033	1,420	1,455
7.000% due 12/18/2026 - 01/25/2048	85	86
7.500% due 08/20/2027 - 09/20/2027	7	7
8.500% due 02/17/2027	1	1
Federal National Mortgage Association REMICS Trust
2.858% due 06/25/2037 •(a)	99	5
4.658% due 12/25/2042 ~	2,944	2,918
4.938% due 10/25/2042 ~	2,275	2,273
5.750% due 08/25/2034	189	192
6.000% due 10/25/2044	93	95
6.250% due 02/25/2029	24	24
6.500% due 06/25/2028 - 07/25/2043	37	39
6.650% due 08/25/2037 ~	15	14
7.500% due 02/25/2029	6	7
Federal National Mortgage Association Trust
4.092% due 05/25/2042 - 03/25/2044 •	315	314
6.500% due 06/25/2044	473	479
7.000% due 12/25/2045	7	7
Federal National Mortgage Association-ACES
2.350% due 01/25/2031 ~(a)	191,479	7,689
FHLMC-GNMA
7.500% due 09/20/2026 - 06/20/2027	24	24
Government National Mortgage Association
2.500% due 03/15/2043 - 04/20/2052	47,266	40,443
3.000% due 07/20/2046 - 09/20/2055	258,554	229,793
3.500% due 10/15/2041 - 02/20/2056	737,789	665,856
4.000% due 01/15/2048 - 09/20/2055	74,571	69,766
4.500% due 08/15/2033 - 11/20/2049	49,122	48,038
4.730% due 02/20/2060 •	761	766
5.000% due 01/20/2027 - 02/20/2034 •	369	369
5.000% due 07/15/2033 - 06/20/2050	2,336	2,359
5.125% (H15T1Y + 1.500%) due 10/20/2026 ~	1	1
5.125% due 10/20/2026 - 10/20/2033 •	235	237
5.375% (H15T1Y + 1.500%) due 07/20/2026 - 09/20/2026 ~	2	1
5.375% due 07/20/2027 - 07/20/2034 •	234	235
5.625% due 04/20/2027 - 06/20/2041 •	709	719
6.000% due 04/15/2028 - 12/20/2041	344	360
6.500% due 12/15/2027 - 09/20/2038	28	28
7.000% due 08/20/2027 - 10/15/2034	51	53
7.500% due 08/15/2027 - 02/15/2035	22	21
8.000% due 11/15/2026 - 10/20/2031	48	49
8.500% due 11/20/2026 - 04/15/2031	28	27
9.000% due 07/15/2030 - 11/15/2030	14	14
Government National Mortgage Association REMICS
3.974% due 08/20/2045 •	1,811	1,770
4.000% due 05/20/2041	2,586	2,486
4.000% due 02/20/2044 (a)	7,183	748
4.085% due 05/20/2047 •	387	374
4.109% due 09/20/2052 - 01/20/2072 •	58,848	58,710
4.111% due 11/20/2068 •	215	214
4.154% due 11/20/2037 •	87	86
4.170% due 04/20/2063 - 05/20/2063 •	284	284
4.191% due 05/20/2065 •	350	349
4.204% due 07/20/2049 •	1,227	1,209
4.221% due 02/20/2067 •	1,089	1,088
4.225% due 04/20/2065 •	3	3
4.231% due 06/20/2067 •	465	465
4.235% due 06/20/2065 •	1,535	1,533
4.245% due 09/20/2065 •	2,516	2,513
4.259% due 02/20/2074 •	9,755	9,785
4.261% due 01/20/2061 - 07/20/2063 •	459	458
4.311% due 05/20/2065 •	658	659
4.331% due 04/20/2062 - 06/20/2065 •	1,220	1,221
4.341% due 06/20/2065 •	808	809
4.361% due 03/20/2062 - 09/20/2065 •	3,082	3,087
4.381% due 08/20/2065 •	5,094	5,105
4.403% due 02/20/2060 •	77	78
4.409% due 01/20/2073 •	11,633	11,733
4.421% due 12/20/2065 •	3,551	3,560
4.461% due 04/20/2070 •	18,034	18,096
4.479% due 02/20/2073 •	52,599	53,228
4.489% due 02/20/2073 - 03/20/2073 •	80,801	81,512
4.509% due 01/20/2073 •	74,798	75,753
4.511% due 12/20/2065 - 10/20/2066 •	5,971	5,996
4.579% due 08/20/2073 •	15,343	15,578
4.611% due 04/20/2066 - 11/20/2066 •	4,750	4,774
4.629% due 12/20/2072 •	69,443	70,682
4.681% due 07/20/2065 •	226	227
4.709% due 06/20/2073 - 11/20/2073 •	87,980	90,035
4.749% due 11/20/2072 •	75,784	77,440
4.750% due 07/20/2035	280	277

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	June 30, 2026 (Unaudited)

4.761% due 01/20/2066 - 03/20/2066 •	6,469	6,515
4.811% due 02/20/2066 •	3,781	3,805
4.898% due 04/20/2067 •	1,729	1,743
4.911% due 03/20/2066 •	1,729	1,744
4.959% due 07/20/2055 •	8,619	8,720
5.077% due 11/20/2067 •	1,049	1,060
5.197% due 06/20/2067 •	4,285	4,330
5.500% due 03/16/2034	266	264
6.000% due 08/20/2033	89	89
Government National Mortgage Association, TBA
2.000% due 07/01/2056 - 08/01/2056	180,700	147,994
2.500% due 07/01/2056 - 08/01/2056	457,450	390,554
3.000% due 07/01/2056 - 08/01/2056	475,477	421,831
3.500% due 08/01/2056	48,000	43,097
4.000% due 07/01/2056 - 08/01/2056	467,740	434,660
4.500% due 07/01/2056 - 08/01/2056	410,100	393,723
5.000% due 07/01/2056 - 08/01/2056	644,491	634,787
5.500% due 08/01/2056	262,100	263,081
6.000% due 08/01/2056 - 09/01/2056	369,540	376,485
U.S. Small Business Administration
5.310% due 05/01/2027	2	2
5.320% due 04/01/2027	2	2
5.510% due 11/01/2027	6	6
5.600% due 09/01/2028	27	28
5.780% due 08/01/2027	1	1
5.820% due 07/01/2027	32	32
5.870% due 07/01/2028	12	12
6.020% due 08/01/2028	10	10
6.070% due 07/01/2026	2	3
Uniform Mortgage-Backed Security, TBA
3.000% due 08/01/2056	2,447,485	2,133,136
4.000% due 07/01/2056 - 09/01/2056	405,126	378,393
4.500% due 08/01/2041 - 09/01/2056	2,919,252	2,794,004
5.000% due 07/01/2056 - 08/01/2056	3,751,528	3,682,388
5.500% due 08/01/2056 - 09/01/2056	880,815	882,118
6.000% due 07/01/2056 - 09/01/2056	1,244,042	1,266,686
6.500% due 07/01/2056 - 08/01/2056	306,492	316,792
Vendee Mortgage Trust
6.183% due 01/15/2030 ~	126	128

Total U.S. Government Agencies (Cost $20,061,131)		20,039,288

U.S. TREASURY OBLIGATIONS 19.3%
U.S. Treasury Bonds
1.375% due 11/15/2040	1,573,055	1,017,478
1.375% due 08/15/2050	268,199	131,627
1.625% due 11/15/2050 (o)	83,160	43,487
1.750% due 08/15/2041	394,752	264,723
1.875% due 02/15/2041	568,475	394,613
1.875% due 02/15/2051	562,018	312,524
1.875% due 11/15/2051 (o)	116,025	63,787
2.000% due 11/15/2041 (o)(q)	63,700	44,137
2.000% due 02/15/2050 (o)	326,584	190,388
2.000% due 08/15/2051	246,896	140,624
2.250% due 05/15/2041 (o)	292,800	213,550
2.250% due 08/15/2049	664,313	413,353
2.375% due 02/15/2042 (o)	86,800	63,335
2.375% due 11/15/2049 (o)	434,019	276,568
2.375% due 05/15/2051 (o)(q)	101,271	63,362
2.750% due 11/15/2042	420,200	319,483
2.875% due 05/15/2043 (o)	252,260	193,688
2.875% due 08/15/2045	321,230	238,463
2.875% due 05/15/2049 (o)	361,384	256,724
3.000% due 05/15/2042 (o)(q)	23,200	18,475
3.000% due 11/15/2044 (o)	56,000	42,851
3.000% due 05/15/2045	477,650	363,331
3.000% due 11/15/2045 (o)(q)	80,700	60,963
3.000% due 02/15/2048 (o)	116,800	86,026
3.000% due 08/15/2048 (o)	178,291	130,675
3.000% due 02/15/2049 (o)	149,150	108,786
3.125% due 02/15/2043 (o)	79,700	63,744
3.125% due 08/15/2044 (o)(q)	140,275	109,804
3.125% due 05/15/2048 (o)	154,300	115,972
3.250% due 05/15/2042 (o)(q)	239,616	197,379
3.375% due 08/15/2042	350,687	292,741
3.375% due 11/15/2048	103,100	80,672
3.625% due 08/15/2043 (o)	355,075	302,577
3.875% due 05/15/2043	126,696	112,025
4.000% due 11/15/2042 (o)	97,139	87,687
4.375% due 05/15/2041 (o)(q)	21,676	20,778
4.375% due 08/15/2043	326,293	306,925
4.500% due 02/15/2044	71,059	67,694
4.625% due 05/15/2044 (o)(q)	24,700	23,869
4.625% due 11/15/2045	78,800	75,697
4.625% due 11/15/2055	350	333
4.875% due 08/15/2045 (o)	92,756	92,075

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	June 30, 2026 (Unaudited)

U.S. Treasury Inflation Protected Securities (h)
0.125% due 02/15/2051	733,632	388,481
0.250% due 02/15/2050	149,308	84,210
0.625% due 02/15/2043	869	634
0.750% due 02/15/2045	196,237	139,468
0.875% due 02/15/2047	112,956	79,458
1.000% due 02/15/2046	89,082	65,452
1.000% due 02/15/2049	11,511	8,089
1.375% due 02/15/2044	16,428	13,422
1.500% due 02/15/2053	222,304	169,059
2.125% due 02/15/2054	188,580	164,856
2.375% due 02/15/2055	30,379	27,977
U.S. Treasury Notes
3.500% due 01/31/2030	167,525	163,782
3.875% due 04/30/2030 (o)	156,775	155,094
4.000% due 01/31/2031 (o)(q)	55,950	55,472
4.125% due 03/31/2031 (o)(q)	33,016	32,897
4.250% due 02/28/2031 (o)(q)	54,775	54,874
4.375% due 05/15/2036 (q)	38,264	38,063
4.625% due 04/30/2031 (o)(q)	87,345	88,920
U.S. Treasury STRIPS
0.000% due 02/15/2041 (a)	26,600	12,988
0.000% due 05/15/2041 (a)	25,400	12,225
0.000% due 08/15/2041 (a)	26,300	12,474
0.000% due 11/15/2041 (a)	27,800	12,985
0.000% due 08/15/2042 (a)	96,900	43,270

Total U.S. Treasury Obligations (Cost $11,175,277)		9,227,143

NON-AGENCY MORTGAGE-BACKED SECURITIES 20.6%
1211 Avenue of the Americas Trust
3.901% due 08/10/2035	22,000	21,358
Adjustable Rate Mortgage Trust
4.003% due 08/25/2036 •	10,030	3,435
4.064% due 01/25/2036 ~	192	183
4.280% due 09/25/2035 ~	833	716
4.303% due 11/25/2035 •	7	6
4.323% due 10/25/2035 ~	85	82
4.570% due 09/25/2035 ~	27	23
4.673% due 11/25/2035 ~	116	79
4.913% due 03/25/2035 •	1,832	1,636
5.132% due 03/25/2036 ~	107	49
5.594% due 01/25/2036 ~	833	585
6.250% due 11/25/2035 ~	46	45
6.296% due 07/25/2035 ~	159	159
6.480% due 08/25/2035 ~	36	34
American Home Mortgage Assets Trust
3.328% due 11/25/2035 ~	1,814	1,213
American Home Mortgage Investment Trust
4.123% due 12/25/2046 •	393	340
5.895% due 12/25/2035 •	1,194	346
5.895% due 11/25/2045 •	2,643	1,018
Arbor Multifamily Mortgage Securities Trust
2.756% due 05/15/2053	7,800	7,270
Ashford Hospitality Trust
4.698% due 04/15/2035 •	1,724	1,727
BAMLL Commercial Mortgage Pass-Through Certificates
3.110% due 04/25/2050 «	31,226	30,421
3.110% due 08/25/2052 «	12,000	10,821
BAMLL Commercial Mortgage Securities Trust
0.000% due 10/15/2027 «	547	12
2.847% due 04/20/2042	36,960	30,394
3.819% due 07/14/2037	5,000	4,885
4.227% due 08/10/2038 ~	5,681	5,559
7.040% due 10/15/2027 «	30,175	30,154
7.134% due 10/15/2027 «(k)	49,980	46,204
BAMLL Trust
4.385% due 05/25/2056 ~	252,225	243,946
Banc of America Alternative Loan Trust
6.000% due 11/25/2035	169	148
6.000% due 07/25/2046	511	443
Banc of America Funding Trust
2.371% due 03/20/2036 ~	73	71
3.390% due 10/20/2046 ~	748	657
3.863% due 04/25/2037 •	98	84
4.134% due 10/20/2036 •	4,617	3,630
4.134% due 12/20/2046 •	527	487
4.161% due 03/20/2036 ~	61	54
4.183% due 04/25/2037 •	836	710
4.334% due 05/20/2035 •	196	189
4.353% due 10/20/2046 ~	654	531
4.488% due 09/20/2047 ~	1,187	1,047
4.558% due 09/20/2046 ~	589	539
4.561% due 02/20/2036 ~	784	714
4.563% due 05/25/2037 •	1,792	1,664
4.727% due 01/20/2047 ~	20	17

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	June 30, 2026 (Unaudited)

4.837% due 05/20/2036 ~		243	212
5.018% due 04/20/2036 ~		585	535
5.365% due 05/25/2035 ~		7	7
5.500% due 09/25/2034		707	684
5.750% due 10/25/2035		615	512
5.750% due 09/25/2036		361	340
5.791% due 11/20/2034 ~		749	732
6.000% due 09/25/2036		1,097	1,094
6.000% due 09/25/2036 •		58	51
6.000% due 03/25/2037		2,626	2,040
6.000% due 08/25/2037		2,260	1,827
6.253% due 10/25/2036 þ		171	153
6.337% due 01/25/2037 þ		176	164
6.388% due 04/25/2037 þ		574	489
6.620% due 09/20/2034 ~		13	14
Banc of America Mortgage Trust
4.750% due 02/25/2035 ~		193	188
5.079% due 11/25/2035 ~		103	95
5.091% due 01/25/2036 ~		390	354
5.214% due 08/25/2035 ~		837	808
5.398% due 07/25/2035 ~		570	482
5.438% due 07/25/2035 ~		99	94
5.500% due 05/25/2037		150	110
5.508% due 07/25/2034 ~		15	14
5.765% due 05/25/2034 ~		46	44
6.000% due 07/25/2046 •		248	220
6.247% due 05/25/2033 ~		1	1
6.315% due 02/25/2035 ~		135	133
6.524% due 09/25/2033 ~		128	123
Banc of America Re-REMICS Trust
4.232% due 11/15/2046		74,286	73,795
4.232% due 08/15/2053		35,100	32,053
Bank
2.403% due 03/15/2063		54,030	49,418
2.649% due 01/15/2063		76,897	71,219
2.920% due 12/15/2052		26,900	25,280
3.071% due 08/15/2061		1,997	1,958
3.183% due 08/15/2061		25,500	24,135
3.488% due 11/15/2050		6,400	6,247
3.502% due 03/15/2064 ~		38,300	35,489
4.005% due 02/15/2052		17,268	16,910
Bank of America Mortgage Trust
5.750% due 07/20/2032 ~		8	8
Barclays Mortgage Loan Trust
0.000% due 03/25/2064 ~		1	1
0.000% due 09/25/2065 ~		47,284	48,580
7.704% due 03/25/2064 ~		27,776	28,168
Barrow Funding PLC
0.000% due 11/16/2062 (g)	GBP	12,152	13,112
4.747% due 11/16/2062 •		114,940	152,588
5.647% due 11/16/2062 •		14,894	19,916
6.147% due 11/16/2062 •		7,434	9,924
6.947% due 11/16/2062 •		4,964	6,636
8.247% due 11/16/2062 •		2,494	3,337
9.747% due 11/16/2062 •		2,470	3,304
Bayview MSR Opportunity Master Fund Trust
3.000% due 11/25/2051 ~		$32,793	28,254
Bayview Opportunity Master Fund VI Trust
4.528% due 10/25/2051 •		360	337
BBCMS Mortgage Trust
2.595% due 02/15/2053		2,184	2,112
2.639% due 02/15/2053		8,250	7,604
4.314% due 12/15/2051		7,000	6,898
4.600% due 06/15/2055 ~		5,000	4,863
4.923% due 07/15/2037 •		10,923	10,638
BCAP LLC Trust
3.758% due 07/26/2036 ~		300	270
4.091% due 08/26/2036 ~		5,735	4,136
4.183% due 05/25/2047 •		23	23
4.203% due 05/25/2047 •		2,569	2,379
4.440% due 03/26/2037 þ		1,523	1,519
4.475% due 01/26/2047 •		1,745	1,739
4.490% due 03/26/2037 ~		992	919
5.250% due 06/26/2036		28,275	9,526
5.250% due 04/26/2037		9,123	4,825
5.250% due 04/26/2037 ~		2,303	2,065
5.250% due 06/26/2037		558	492
5.337% due 05/26/2036 ~		1,559	925
5.500% due 11/25/2034		947	926
6.000% due 10/26/2037 ~		1,185	800
Bear Stearns ALT-A Trust
3.250% due 02/25/2034 ~		10	9
3.533% due 03/25/2036 ~		3,747	1,988
3.861% due 11/25/2035 ~		1,925	980
3.940% due 03/25/2036 ~		2,830	2,338
3.985% due 08/25/2036 ~		2,956	1,942

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	June 30, 2026 (Unaudited)

4.002% due 04/25/2035 ~	1	1
4.050% due 08/25/2036 ~	35	15
4.083% due 02/25/2034 •	409	391
4.083% due 08/25/2036 •	4,026	3,687
4.083% due 01/25/2047 •	1,438	1,359
4.094% due 03/25/2036 ~	916	743
4.103% due 08/25/2036 •	7,692	6,987
4.112% due 11/25/2036 ~	2,623	1,097
4.163% due 02/25/2034 •	6	5
4.231% due 11/25/2036 ~	475	251
4.243% due 02/25/2036 •	447	430
4.335% due 02/25/2036 ~	378	261
4.394% due 11/25/2036 ~	1,350	670
4.405% due 09/25/2034 ~	75	68
4.494% due 05/25/2036 ~	3,696	1,683
4.548% due 05/25/2036 ~	3,225	1,238
4.563% due 07/25/2035 ~	3,857	2,303
4.642% due 09/25/2035 ~	8,386	4,312
4.850% due 01/25/2036 ~	1,449	1,379
4.938% due 02/25/2034 ~	220	214
5.044% due 05/25/2035 ~	9,017	8,704
5.066% due 01/25/2035 ~	1,191	1,095
5.135% due 12/25/2046 ~	124	81
5.398% due 08/25/2034 ~	10	10
5.646% due 12/25/2033 ~	173	170
6.063% due 05/25/2035 ~	21	21
Bear Stearns ARM Trust
0.000% due 10/25/2034 ~	5	3
3.803% due 08/25/2033 ~	2	2
4.000% due 05/25/2034 ~	1	1
4.015% due 05/25/2047 ~	4,360	3,939
4.035% due 09/25/2034 ~	189	174
4.095% due 06/25/2047 ~	6,803	6,100
4.329% due 02/25/2036 ~	1,681	1,562
4.498% due 07/25/2034 ~	38	36
4.504% due 02/25/2036 ~	27	24
4.590% due 03/25/2035 ~	532	497
4.641% due 11/25/2030 ~	252	251
4.809% due 08/25/2035 ~	1,063	998
4.861% due 04/25/2034 ~	288	256
4.974% due 01/25/2035 ~	14	14
5.040% due 07/25/2034 ~	19	19
5.125% due 01/25/2035 ~	116	105
5.296% due 02/25/2047 ~	940	814
5.498% due 02/25/2034 ~	140	132
5.528% due 06/25/2035 ~	12	12
5.581% due 11/25/2034 ~	445	416
5.698% due 01/25/2034 ~	433	414
5.778% due 10/25/2035 ~	3,803	3,807
5.950% due 02/25/2036 •	488	472
6.000% due 04/25/2033 ~	6	6
6.000% due 05/25/2033 ~	87	83
6.125% due 04/25/2033 ~	77	79
6.156% due 01/25/2034 ~	299	289
6.375% due 01/25/2034 ~	5	5
6.420% due 10/25/2035 •	1,672	1,618
Bear Stearns Mortgage Funding Trust
4.083% due 12/25/2046 •	9,838	8,855
Bear Stearns Structured Products, Inc. Trust
3.918% due 12/26/2046 ~	807	628
4.750% due 01/26/2036 ~	598	417
Bella Vista Mortgage Trust
4.254% due 05/20/2045 •	6	4
Benchmark Mortgage Trust
2.700% due 02/15/2053	7,065	6,825
3.458% due 03/15/2055 ~	34,330	31,720
4.016% due 03/15/2052	32,609	31,821
4.232% due 01/15/2052	36,036	35,355
4.590% due 05/15/2055 ~	36,500	35,290
BFLD Trust
4.890% due 10/15/2035 •	14,300	10,826
BINOM Securitization Trust
4.441% due 08/25/2057 ~	9,564	9,243
BSREP Commercial Mortgage Trust
4.690% due 08/15/2038 •	4,853	4,676
BWAY Mortgage Trust
4.990% due 09/15/2036 •	4,740	4,706
BX Commercial Mortgage Trust
4.469% due 10/15/2036 •	4,903	4,903
BX Trust
3.202% due 12/09/2041	3,681	3,479
Cantor Commercial Real Estate Lending
2.874% due 11/15/2052	7,900	7,442
CD Mortgage Trust
3.431% due 08/15/2050	5,207	5,130

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	June 30, 2026 (Unaudited)

Chase Home Lending Mortgage Trust
3.250% due 03/25/2063 ~	11,590	10,329
4.878% due 06/25/2054 ~	16,472	16,484
Chase Mortgage Finance Trust
4.008% due 03/25/2037 ~	40	38
4.026% due 09/25/2036 ~	147	133
4.040% due 01/25/2036 ~	2,181	1,956
4.214% due 12/25/2035 ~	552	479
4.646% due 12/25/2035 ~	4,525	4,205
4.847% due 03/25/2037 ~	1,163	1,139
4.919% due 09/25/2036 ~	17	15
5.262% due 02/25/2037 ~	87	86
5.277% due 02/25/2037 ~	516	516
5.500% due 03/25/2037	19	2
5.525% due 02/25/2037 ~	3	3
5.654% due 02/25/2037 ~	64	62
6.000% due 11/25/2036	1,051	411
6.000% due 02/25/2037	547	197
6.000% due 03/25/2037	487	241
6.310% due 02/25/2037 ~	3	3
ChaseFlex Trust
4.263% due 06/25/2035 •	1,297	552
5.000% due 07/25/2037	1,061	330
6.000% due 02/25/2037	1,253	373
ChaseFlex Trust Multi-Class Mortgage Pass-Through Certificates
4.063% due 08/25/2037 •	2,611	2,357
4.203% due 08/25/2037 þ	465	396
4.443% due 08/25/2037 •	2,669	2,470
Chevy Chase Funding LLC Mortgage-Backed Certificates
3.913% due 01/25/2036 •	158	154
3.943% due 05/25/2036 •	233	228
3.943% due 07/25/2036 •	146	135
4.013% due 08/25/2035 •	79	78
CHL Mortgage Pass-Through Trust
3.549% due 04/25/2035 ~	37	23
3.961% due 05/20/2036 ~	520	501
3.991% due 10/25/2035 ~	769	637
4.050% due 03/25/2037 ~	177	153
4.173% due 02/25/2047 ~	209	197
4.190% due 11/25/2037 ~	1,214	1,115
4.256% due 05/20/2036 ~	3,924	3,674
4.303% due 03/25/2035 •	122	116
4.343% due 04/25/2035 •	8	8
4.403% due 03/25/2035 •	63	60
4.423% due 02/25/2035 •	261	249
4.438% due 06/20/2034 ~	73	69
4.443% due 02/25/2035 •	60	56
4.443% due 03/25/2036 •	2	2
4.463% due 02/25/2036 •	7	3
4.500% due 09/25/2035	214	186
4.523% due 09/25/2034 •	12	12
4.609% due 07/25/2034 ~	218	208
4.610% due 11/20/2034 ~	305	295
4.614% due 09/25/2047 ~	517	474
4.669% due 11/25/2034 ~	819	788
4.704% due 04/25/2046 •	5,313	1,382
5.000% due 09/25/2035	14	8
5.197% due 11/20/2034 ~	46	44
5.294% due 04/20/2035 ~	55	52
5.321% due 12/19/2033 ~	5	5
5.500% due 01/25/2035	138	140
5.500% due 09/25/2035	219	212
5.500% due 10/25/2035	1,120	577
5.500% due 11/25/2035	466	213
5.625% due 07/19/2031 ~	6	6
5.677% due 06/19/2031 ~	11	11
5.750% due 12/25/2035	963	439
5.750% due 02/25/2037	800	326
5.750% due 07/25/2037	344	155
6.000% due 05/25/2036	1,195	511
6.000% due 07/25/2036	2,533	1,139
6.000% due 12/25/2036	83	36
6.000% due 02/25/2037	1,820	1,460
6.000% due 07/25/2037	536	226
6.000% due 09/25/2037	242	114
6.116% due 02/25/2034 ~	2	2
6.116% due 07/20/2034 ~	28	28
6.148% due 02/20/2036 •	7	7
6.224% due 02/20/2036 •	1,049	933
6.250% due 09/25/2036	728	314
6.250% due 02/25/2038	793	331
6.257% due 10/25/2033 •	369	342
6.449% due 02/20/2036 •	25	24
6.500% due 08/25/2034 ~	226	215
CHL Reperforming Loan REMICS Trust
4.103% due 06/25/2035 •	297	292

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	June 30, 2026 (Unaudited)

4.710% due 01/25/2034 ~	162	147
6.500% due 11/25/2034	84	83
7.500% due 11/25/2034	27	28
7.500% due 06/25/2035	102	104
Citicorp Mortgage Securities Trust
6.000% due 08/25/2036	194	179
6.000% due 04/25/2037	2,551	2,446
Citigroup Commercial Mortgage Trust
4.712% due 05/15/2054 ~	36,400	35,845
Citigroup Mortgage Loan Trust, Inc.
0.000% due 10/25/2054 ~	16,683	17,271
0.000% due 04/25/2055 (g)	10	10
0.000% due 02/25/2058 ~	29	10
0.000% due 02/25/2058 ~(a)	18,890	1
0.000% due 02/25/2063 ~	326,366	264,655
0.000% due 09/25/2064 ~	137,620	115,415
0.000% due 11/25/2064 ~	46	45
0.000% due 02/25/2065 ~	262	254
0.000% due 07/01/2075 «	141	141
0.110% due 02/25/2058 ~(a)	14,447	82
0.450% due 02/25/2058 ~(a)	14,447	201
3.366% due 04/25/2055 ~	49,300	45,800
3.438% due 11/25/2064 ~	91,547	74,779
3.500% due 02/25/2058 ~	14,100	11,430
3.600% due 07/01/2075 «(c)	69,607	59,433
3.817% due 10/25/2046 ~	757	690
3.833% due 01/25/2037 •	129	117
4.031% due 12/25/2035 ~	772	474
4.133% due 05/25/2035 ~	140	135
4.303% due 04/25/2037 ~	459	407
4.384% due 09/25/2064 ~	25,419	21,491
4.490% due 03/25/2037 ~	679	630
4.563% due 08/25/2035 •	124	123
4.854% due 07/25/2046 ~	1,322	1,286
4.982% due 08/25/2035 ~	1,126	1,004
5.032% due 02/25/2065 ~	170,434	159,574
5.329% due 08/25/2035 ~	1,509	1,447
5.500% due 11/25/2035	315	319
5.510% due 09/25/2035 •	38	38
6.160% due 02/25/2034 ~	20	20
6.250% due 11/25/2037 ~	2,336	876
6.480% due 10/25/2035 •	1,630	1,670
Citigroup Mortgage Loan Trust, Inc. Mortgage Pass-Through Certificates
4.533% due 09/25/2035 ~	4,352	4,202
CitiMortgage Alternative Loan Trust
6.000% due 09/25/2036	153	139
6.000% due 06/25/2037	339	305
CLNY Trust
5.108% due 11/15/2038 •	649	643
COMM Mortgage Trust
2.950% due 08/15/2057	7,700	7,214
3.091% due 10/10/2049	10,964	10,914
3.510% due 09/10/2050	19,203	18,975
4.228% due 05/10/2051	45,152	44,295
Community Program Loan Trust
4.500% due 04/01/2029	8	9
Countrywide Alternative Loan Trust
3.963% due 04/25/2047 •	2,315	2,314
4.113% due 05/25/2036 •	1,987	716
4.113% due 08/25/2036 •	900	344
4.113% due 05/25/2037 •	115	36
4.123% due 11/25/2036 •	1,744	2,596
4.134% due 09/20/2046 •	250	266
4.143% due 07/25/2046 •	120	137
4.143% due 09/25/2046 •	3,132	3,112
4.183% due 05/25/2035 •	33	32
4.183% due 07/25/2046 •	85	80
4.218% due 07/20/2035 •	10	10
4.263% due 04/25/2036 •	5,124	1,673
4.263% due 09/25/2046 •	902	766
4.263% due 10/25/2046 •	59	54
4.283% due 12/25/2035 •	272	258
4.283% due 07/25/2036 •	9,297	8,418
4.283% due 07/25/2046 •	416	314
4.303% due 01/25/2036 •	193	180
4.313% due 08/25/2034 •	6	6
4.313% due 10/25/2036 •	1,559	645
4.323% due 12/25/2035 •	12	12
4.343% due 06/25/2034 •	459	454
4.343% due 02/25/2036 •	796	765
4.358% due 11/20/2035 •	5	4
4.423% due 09/25/2035 •	97	72
4.437% due 02/25/2037 ~	4,239	3,810
4.443% due 10/25/2035 •	996	541
4.463% due 10/25/2035 •	505	326
4.563% due 12/25/2035 •	563	477

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	June 30, 2026 (Unaudited)

4.603% due 10/25/2035 ~	55	44
4.640% due 11/25/2035 ~	292	281
4.744% due 12/25/2035 •	109	96
4.744% due 02/25/2036 •	171	160
4.863% due 02/25/2036 •	1,547	1,187
5.063% due 10/25/2035 •	6,524	4,430
5.124% due 11/25/2047 •	1,560	1,423
5.224% due 01/25/2036 •	13	13
5.250% due 06/25/2035	182	132
5.303% due 11/25/2035 •	123	115
5.338% due 06/25/2034 •	2,230	2,657
5.500% due 07/25/2035	1,038	504
5.500% due 11/25/2035	3,492	1,823
5.500% due 12/25/2035	759	440
5.500% due 02/25/2036	745	404
5.750% due 03/25/2037 •	467	228
5.750% due 07/25/2037	90	49
6.000% due 10/25/2033	133	135
6.000% due 03/25/2035	130	54
6.000% due 04/25/2036	777	329
6.000% due 05/25/2036	840	386
6.000% due 06/25/2036	6,567	3,353
6.000% due 08/25/2036 •	732	389
6.000% due 08/25/2036	1,496	790
6.000% due 11/25/2036	41	20
6.000% due 02/25/2037	5,023	1,799
6.000% due 03/25/2037	1,121	346
6.000% due 04/25/2037	2,519	1,076
6.000% due 05/25/2037	240	113
6.000% due 08/25/2037	4,215	2,400
6.250% due 12/25/2033	9	9
6.250% due 11/25/2036	278	200
6.250% due 08/25/2037	1,660	722
6.500% due 05/25/2036	1,693	733
6.500% due 09/25/2036	608	295
6.500% due 08/25/2037	6,422	2,688
6.500% due 09/25/2037	1,390	516
9.452% due 07/25/2035 •	358	319
Countrywide Alternative Loan Trust Resecuritization
3.557% due 08/25/2037 ~	994	406
6.000% due 05/25/2036	727	378
6.000% due 08/25/2037 ~	972	464
Credit Suisse First Boston Mortgage Securities Corp.
4.426% due 03/25/2032 ~	97	95
4.913% due 09/25/2034 •	164	355
5.500% due 09/25/2035	1,871	1,260
7.500% due 05/25/2032	25	25
7.500% due 12/25/2032	1	1
Cross Mortgage Trust
6.615% due 03/25/2068 þ	3,616	3,608
CSAB Mortgage-Backed Trust
6.184% due 12/25/2036 þ	1,221	155
6.220% due 09/25/2036 þ	1,539	428
6.672% due 06/25/2036 þ	1,188	289
CSAIL Commercial Mortgage Trust
3.329% due 06/15/2052	5,955	5,708
3.903% due 03/15/2052	871	866
CSFB Mortgage-Backed Pass-Through Certificates
4.877% due 05/25/2034 ~	231	233
5.500% due 10/25/2035	397	139
5.721% due 10/25/2033 ~	19	19
6.000% due 11/25/2035	12	9
CSMC Mortgage-Backed Trust
5.837% due 04/25/2037 ~	15,314	3,503
5.863% due 02/25/2037 ~	2,533	550
6.000% due 07/25/2036	760	322
6.000% due 04/25/2037	821	251
6.079% due 04/25/2037 þ	869	229
7.000% due 08/25/2037 ~	4,536	2,202
CSMC Trust
0.000% due 02/25/2056 (g)	55	54
0.000% due 02/25/2056 ~	202,563	183,092
0.000% due 07/25/2057 (g)	104	100
0.000% due 01/25/2058 (g)	89	86
0.000% due 04/25/2058 (a)	7	7
2.681% due 07/25/2057 ~	189,740	170,407
2.750% due 07/25/2057 ~	659	646
2.836% due 07/25/2057 ~	11,762	9,209
3.000% due 11/25/2056 ~	25,039	21,605
3.034% due 02/25/2056 ~	126,929	71,924
3.107% due 07/25/2057 ~	109,232	61,005
3.431% due 11/10/2032	2,200	1,862
3.500% due 04/26/2038 ~	34	33
3.513% due 01/25/2058 ~	85,147	68,854
3.904% due 04/28/2037 ~	1,766	1,686
4.142% due 07/27/2037 ~	5,419	5,012

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	June 30, 2026 (Unaudited)

4.624% due 04/25/2058 ~		142,068	133,154
5.140% due 07/15/2038 •		4,800	4,008
5.590% due 10/15/2037 •		6,800	6,741
6.456% due 06/01/2050 ~		212,333	211,713
CSMCM Trust
4.232% due 06/25/2048 ~		275,758	234,849
CSWF Corp.
4.807% due 06/15/2034 •		953	952
DBGS Mortgage Trust
5.285% due 10/15/2039 •		4,080	4,083
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust
4.003% due 08/25/2036 •		1,370	1,292
4.243% due 01/25/2047 •		2,779	2,561
4.423% due 02/25/2036 •		4,112	4,224
5.500% due 12/25/2035		421	363
Deutsche Alt-B Securities, Inc. Mortgage Loan Trust
3.863% due 10/25/2036 •		4	3
6.005% due 10/25/2036 ~		247	216
6.369% due 10/25/2036 þ		321	280
6.386% due 10/25/2036 þ		321	280
6.800% due 07/25/2036 þ		361	316
DOLP Trust
2.956% due 05/10/2041		56,700	50,578
DSLA Mortgage Loan Trust
3.934% due 04/19/2047 •		485	510
4.574% due 09/19/2044 •		26	24
4.815% due 07/19/2044 ~		7	7
Dutch Mortgage Finance BV
0.000% due 05/22/2058 (g)	EUR	170	592
0.000% due 08/22/2059 (g)		170	2,351
0.000% due 08/22/2067 ~		170	5,036
2.774% due 08/22/2059 •		52,071	59,649
2.931% due 08/22/2067 •		68,971	78,984
2.995% due 05/22/2058 •		28,254	32,374
3.074% due 08/22/2059 •		2,405	2,763
3.231% due 08/22/2067 •		6,146	7,046
3.374% due 08/22/2059 •		1,924	2,211
3.395% due 05/22/2058 •		1,453	1,671
3.595% due 05/22/2058 •		1,049	1,203
3.631% due 08/22/2067 •		4,302	4,941
3.724% due 08/22/2059 •		1,283	1,475
4.281% due 08/22/2067 •		4,118	4,731
4.495% due 05/22/2058 •		565	649
5.024% due 08/22/2059 •		962	1,105
5.145% due 05/22/2058 •		403	463
5.681% due 08/22/2067 •		2,643	3,051
6.145% due 05/22/2058 •		645	738
6.274% due 08/22/2059 •		1,283	1,473
6.395% due 05/22/2058 •		565	646
6.774% due 08/22/2059 •		688	787
7.681% due 08/22/2067 •		1,844	2,125
Dutch Mortgage Warehouse Finance BV
0.000% due 07/31/2027 «~		5,712	6,527
Ellington Financial Mortgage Trust
5.522% due 01/26/2060 þ		$2,205	2,207
EMF-NL Prime BV
3.040% due 04/17/2041 •	EUR	191	218
First Horizon Alternative Mortgage Securities Trust
4.133% due 02/25/2037 •		$15	4
4.336% due 03/25/2035 ~		17	9
4.493% due 08/25/2035 ~		548	448
4.882% due 08/25/2034 ~		41	41
5.500% due 05/25/2035 ~		924	540
6.250% due 08/25/2037		386	118
First Horizon Mortgage Pass-Through Trust
3.515% due 10/25/2036 ~		325	261
3.818% due 11/25/2035 ~		137	117
4.033% due 02/25/2035 •		4	4
4.259% due 11/25/2037 ~		858	302
4.436% due 01/25/2037 ~		12	5
4.628% due 10/25/2035 ~		898	819
5.737% due 08/25/2035 ~		344	223
6.060% due 09/25/2035 ~		508	492
FNT Mortgage-Backed Pass-Through Trust
6.750% due 08/21/2031		32	32
GCAT Trust
3.000% due 04/25/2052 ~		71,160	61,396
GMACM Mortgage Loan Trust
3.851% due 05/25/2035 ~		345	304
5.705% due 04/19/2036 ~		795	780
GreenPoint Mortgage Funding Trust
4.163% due 10/25/2046 •		228	218
4.303% due 04/25/2036 •		96	89
4.303% due 11/25/2045 •		105	102
4.443% due 10/25/2046 •		678	552

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	June 30, 2026 (Unaudited)

GreenPoint MTA Trust
4.203% due 06/25/2045 •	111	95
GS Mortgage Securities Corp. Trust
2.856% due 05/10/2034	14,554	13,041
4.872% due 07/15/2035 •	5,590	3,662
4.922% due 11/15/2032 •	1,622	1,609
GS Mortgage Securities Trust
3.001% due 09/10/2052	10,000	9,436
3.659% due 01/10/2043 ~	1,550	1,451
GS Mortgage-Backed Securities Corp. Trust
2.500% due 06/25/2052 ~	42,002	34,669
2.500% due 09/25/2052 ~	23,204	19,225
GS Mortgage-Backed Securities Trust
0.000% due 11/25/2055 ~	10	10
0.000% due 11/25/2055 (g)	1	1
0.000% due 01/25/2064 (b)(g)	11	11
0.000% due 07/25/2064 (b)(g)	24	24
0.000% due 08/25/2065 (b)(g)	119	116
0.000% due 04/25/2086 «(b)(g)	214	214
2.500% due 01/25/2052 ~	51,266	42,475
2.500% due 04/25/2052 ~	33,043	27,377
2.500% due 07/25/2059 ~	60,547	57,063
2.988% due 04/25/2065 ~	43,566	44,185
3.000% due 08/26/2052 ~	148,430	127,974
3.000% due 09/25/2052 ~	58,603	50,521
3.000% due 12/25/2052 ~	89,871	77,432
3.289% due 01/25/2064 ~	26,932	22,662
3.750% due 07/25/2061 ~	5,765	5,625
3.827% due 04/25/2086 ~	48,749	43,907
4.110% due 07/25/2064 ~	20,297	17,837
4.114% due 08/25/2065 ~	32,407	28,803
4.478% due 01/25/2052 •	7,409	6,931
4.918% due 03/25/2065 ~	86,900	85,348
5.198% due 11/25/2055 ~	53,020	53,174
5.520% due 11/25/2055 ~	73,970	73,991
5.599% due 11/25/2055 ~	50,961	50,782
GSC Capital Corp. Mortgage Trust
4.123% due 05/25/2036 •	58	57
GSMPS Mortgage Loan Trust
4.113% due 09/25/2035 •	2,423	2,106
7.500% due 06/25/2043	1,542	1,402
GSR Mortgage Loan Trust
4.027% due 05/25/2035 ~	7	5
4.042% due 04/25/2036 ~	25	14
4.063% due 07/25/2035 •	32	28
4.075% due 06/25/2034 ~	64	62
4.096% due 11/25/2035 ~	2,816	2,467
4.110% due 03/25/2037 ~	2,058	900
4.262% due 04/25/2035 ~	60	53
4.479% due 01/25/2036 ~	30	28
4.596% due 11/25/2035 ~	2	2
4.807% due 07/25/2035 ~	3	3
4.958% due 11/25/2035 ~	1,422	599
5.000% due 05/25/2037	1	1
5.073% due 09/25/2035 ~	5	5
5.270% due 03/25/2033 •	2	2
5.500% due 06/25/2035	579	575
5.550% due 04/25/2032 •	22	22
6.000% due 03/25/2032	2	2
6.000% due 11/25/2035	7,884	2,181
6.000% due 02/25/2036	2,320	876
6.000% due 01/25/2037	452	269
6.000% due 03/25/2037	13	6
6.000% due 07/25/2037	120	75
6.250% due 09/25/2036	151	152
6.263% due 04/25/2035 ~	190	193
6.500% due 09/25/2036	1,941	742
HarborView Mortgage Loan Trust
4.014% due 03/19/2037 •	13,485	12,647
4.154% due 09/19/2046 •	1,128	1,071
4.194% due 05/19/2035 •	3,879	3,778
4.234% due 06/19/2035 •	241	239
4.237% due 06/19/2036 ~	1,815	670
4.314% due 06/19/2034 •	181	168
4.330% due 07/19/2035 ~	131	97
4.354% due 04/19/2034 •	81	77
4.394% due 01/19/2035 •	572	442
4.419% due 06/19/2036 ~	3,334	1,481
4.454% due 01/19/2035 •	708	677
4.474% due 01/19/2035 •	23	21
4.554% due 11/19/2034 •	50	44
4.576% due 06/19/2045 •	7,366	2,820
5.133% due 08/19/2036 ~	49	47
5.763% due 10/25/2037 •	460	438
6.057% due 04/19/2034 ~	3	3

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	June 30, 2026 (Unaudited)

Harvest Funding PLC
4.643% due 11/15/2069 •	GBP	34,600	45,902
Hilton USA Trust
2.828% due 11/05/2035		$34,800	29,014
HomeBanc Mortgage Trust
4.283% due 01/25/2036 •		171	168
4.503% due 12/25/2034 •		409	395
4.623% due 08/25/2029 •		149	147
HSI Asset Securitization Corp. Trust
4.203% due 11/25/2035 •		7,394	6,911
Hundred Acre Wood Trust
4.462% due 10/25/2051 •		4,321	4,046
Impac CMB Trust
4.543% due 10/25/2034 •		14	14
5.379% due 09/25/2034 þ		65	75
Impac Secured Assets CMN Owner Trust
6.057% due 07/25/2035 ~		170	164
IndyMac ARM Trust
5.653% due 01/25/2032 ~		7	7
5.789% due 01/25/2032 ~		20	19
IndyMac IMJA Mortgage Loan Trust
6.250% due 11/25/2037		888	331
IndyMac INDA Mortgage Loan Trust
3.463% due 08/25/2036 ~		615	472
5.012% due 01/25/2036 ~		1,234	1,164
IndyMac INDB Mortgage Loan Trust
4.363% due 11/25/2035 •		271	156
IndyMac INDX Mortgage Loan Trust
3.074% due 05/25/2036 ~		919	756
3.077% due 06/25/2037 ~		1,028	843
3.125% due 06/25/2037 ~		4,097	2,267
3.177% due 01/25/2036 ~		47	43
3.181% due 02/25/2035 ~		203	186
3.272% due 07/25/2037 ~		864	533
3.387% due 01/25/2035 ~		27	24
3.451% due 01/25/2036 ~		1,688	1,530
3.525% due 04/25/2037 ~		2,709	2,443
3.603% due 10/25/2035 ~		209	166
3.609% due 08/25/2035 ~		397	289
3.618% due 03/25/2036 ~		1,111	749
3.651% due 04/25/2037 ~		4,250	3,794
3.705% due 12/25/2035 ~		1,396	1,241
3.805% due 09/25/2035 ~		4,511	3,659
3.935% due 08/25/2035 ~		11	10
4.063% due 06/25/2037 •		688	211
4.123% due 02/25/2037 •		7,717	7,576
4.163% due 11/25/2046 •		230	227
4.183% due 05/25/2046 •		38	35
4.223% due 04/25/2035 •		28	27
4.243% due 07/25/2035 •		594	563
4.355% due 12/25/2034 ~		29	27
4.403% due 07/25/2045 •		19	15
4.543% due 05/25/2034 •		1	1
4.563% due 11/25/2034 •		17	16
4.583% due 11/25/2034 •		453	415
4.731% due 10/25/2034 ~		741	710
JP Morgan Alternative Loan Trust
4.043% due 03/25/2037 •		568	503
4.422% due 05/25/2037 ~		1,649	1,423
4.638% due 12/25/2036 ~		57	61
5.843% due 05/26/2037 ~		10,433	8,104
6.550% due 05/25/2036 þ		6	7
JP Morgan Chase Commercial Mortgage Securities Trust
2.287% due 03/05/2042		8,599	8,131
3.474% due 12/15/2049 ~		101	101
3.648% due 12/15/2049 ~		8,606	8,561
4.046% due 06/10/2042 ~		17,100	15,837
4.472% due 04/15/2037 •		9,956	9,879
7.235% due 10/05/2040		7,500	7,724
JP Morgan Mortgage Trust
2.500% due 11/25/2051 ~		2,314	1,917
2.500% due 12/25/2051 ~		1,360	1,123
2.500% due 02/25/2052 ~		7,231	5,966
3.000% due 01/25/2052 ~		4,202	3,623
3.000% due 03/25/2052 ~		67,582	58,141
3.500% due 10/25/2046 ~		647	590
3.500% due 10/25/2048 ~		237	214
3.500% due 09/25/2052 ~		6,856	6,116
3.894% due 10/25/2036 ~		908	623
3.927% due 07/27/2037 ~		2,744	2,564
4.183% due 10/25/2036 ~		26	14
4.316% due 05/25/2036 ~		878	721
4.562% due 05/25/2052 •		18,875	17,719
4.614% due 04/25/2037 ~		122	101
4.625% due 07/25/2063 ~		4,165	4,047
4.645% due 08/25/2036 ~		705	543

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	June 30, 2026 (Unaudited)

4.701% due 11/25/2035 ~		606	469
4.788% due 02/25/2034 ~		77	70
4.834% due 07/25/2035 ~		891	853
4.901% due 04/25/2036 ~		1,497	1,309
4.942% due 02/25/2036 ~		4,070	2,678
4.978% due 12/25/2056 •		11,000	11,027
5.000% due 08/25/2051 ~		8,488	8,270
5.000% due 12/25/2051 ~		9,292	9,053
5.000% due 04/25/2052 ~		15,947	15,421
5.015% due 12/25/2037 ~		36	26
5.070% due 10/25/2035 ~		487	352
5.088% due 08/25/2035 ~		384	322
5.172% due 09/25/2035 ~		42	41
5.175% due 11/25/2035 ~		381	306
5.190% due 10/25/2035 ~		1,755	1,694
5.231% due 10/25/2035 ~		3,330	3,132
5.250% due 11/25/2063 ~		697	690
5.264% due 10/25/2036 ~		6,340	4,910
5.285% due 07/25/2035 ~		146	144
5.287% due 04/25/2036 ~		838	748
5.326% due 11/25/2033 ~		1	1
5.334% due 10/25/2035 ~		183	123
5.349% due 08/25/2035 ~		11	11
5.397% due 07/25/2035 ~		298	292
5.491% due 06/25/2035 ~		97	83
5.500% due 07/25/2036		346	131
5.750% due 01/25/2036		16	7
5.809% due 07/25/2035 ~		17	16
5.923% due 08/25/2035 ~		205	203
6.032% due 07/25/2035 ~		21	20
6.044% due 02/25/2036 ~		21	13
6.186% due 07/25/2035 ~		1	1
6.231% due 08/25/2056 ~		59,336	59,520
6.500% due 07/25/2036		2,628	817
6.500% due 08/25/2036		374	118
6.622% due 01/25/2056 ~		28,003	28,400
7.318% due 12/25/2055 ~		37,684	38,050
7.431% due 04/25/2056 ~		47,991	48,467
8.251% due 11/25/2056		49,800	53,229
8.512% due 01/25/2056 ~		65,466	69,368
8.831% due 09/25/2056 ~		57,468	60,952
9.036% due 10/25/2055 ~		24,507	25,951
9.603% due 02/25/2055 ~		31,356	33,775
JPMDB Commercial Mortgage Securities Trust
2.180% due 05/13/2053		10,000	8,719
3.057% due 11/13/2052		7,900	7,216
Kirkby RMBS PLC
0.000% due 02/22/2045 ~	GBP	2	3,510
2.250% due 02/22/2045		9,470	8,190
4.666% due 02/22/2045 •		24,224	32,082
5.866% due 02/22/2045 •		29,232	38,052
KREST Commercial Mortgage Securities Trust
2.558% due 11/05/2044		$2,400	1,940
Lavender Trust
6.250% due 10/26/2036		3,545	1,472
Legacy Mortgage Asset Trust
0.000% due 12/25/2053 (b)(g)		117	115
0.000% due 12/25/2056 ~(a)		335,972	2,168
0.000% due 07/25/2057 ~		71,273	67,189
0.000% due 07/25/2057 (g)		154	150
0.000% due 01/25/2058 ~		23	22
3.102% due 12/25/2056 ~		335,972	260,778
4.163% due 02/25/2058 ~		23,410	22,995
4.303% due 01/25/2058 ~		20,020	18,115
4.334% due 02/25/2058 ~		15,577	10,782
4.500% due 02/25/2058 ~		15,577	14,550
4.655% due 12/26/2057 ~		237,565	214,227
5.874% due 12/25/2053 ~		357,574	369,890
Lehman Mortgage Trust
4.083% due 08/25/2036 •		2,270	1,383
4.264% due 12/25/2035 ~		3,323	476
4.413% due 06/25/2037 •		157	142
5.073% due 01/25/2036 ~		562	538
5.500% due 01/25/2036		512	233
5.584% due 04/25/2036 ~		446	277
6.000% due 07/25/2036		3,662	1,683
Lehman XS Trust
4.143% due 11/25/2046 •		111	99
4.163% due 08/25/2046 •		3,277	3,274
Luminent Mortgage Trust
4.083% due 11/25/2036 •		97	89
4.123% due 12/25/2036 •		671	663
4.163% due 02/25/2046 •		34	25
4.483% due 04/25/2036 •		4,553	4,102
Manhattan West Mortgage Trust
2.130% due 09/10/2039		47,900	46,374

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	June 30, 2026 (Unaudited)

MASTR Adjustable Rate Mortgages Trust
3.099% due 07/25/2035 ~	257	222
3.973% due 04/25/2046 •	1,769	1,673
4.198% due 03/25/2035 ~	116	104
4.243% due 05/25/2037 •	579	228
4.666% due 12/25/2033 ~	4	3
4.666% due 12/25/2034 ~	734	730
5.304% due 05/25/2034 ~	31	31
5.657% due 10/25/2034 ~	318	312
5.875% due 10/25/2032 ~	62	61
MASTR Alternative Loan Trust
4.163% due 03/25/2036 •	6,742	547
MASTR Asset Securitization Trust
6.000% due 06/25/2036	164	87
MASTR Reperforming Loan Trust
4.123% due 07/25/2035 •	1,755	796
7.000% due 08/25/2034	1,153	755
7.000% due 05/25/2035	320	204
MASTR Seasoned Securitization Trust
6.500% due 08/25/2032 ~	678	670
Mellon Residential Funding Corp. Mortgage Pass-Through Certificates
4.440% due 11/15/2031 •	223	218
4.480% due 09/15/2030 •	39	24
4.620% due 11/15/2031 •	5	4
Mellon Residential Funding Corp. Mortgage Pass-Through Trust
4.394% due 10/20/2029 •	165	161
4.600% due 08/15/2032 •	13	13
Merrill Lynch Alternative Note Asset Trust
3.983% due 03/25/2037 •	677	156
4.288% due 06/25/2037 ~	611	248
4.363% due 03/25/2037 •	1,791	411
6.000% due 03/25/2037	1,040	88
Merrill Lynch Mortgage Investors Trust
4.263% due 11/25/2035 •	3	3
4.383% due 10/25/2028 •	4	4
4.423% due 06/25/2028 •	58	53
4.423% due 09/25/2029 •	1	1
4.423% due 11/25/2029 •	34	30
4.503% due 03/25/2028 •	2	2
4.522% due 06/25/2035 ~	995	969
4.543% due 03/25/2028 •	1	1
4.680% due 04/25/2029 •	63	61
4.707% due 10/25/2028 •	5	5
4.802% due 09/25/2035 ~	3,059	2,387
4.836% due 08/25/2034 ~	119	113
4.900% due 11/25/2029 •	14	13
4.930% due 06/25/2037 ~	214	202
5.109% due 02/25/2035 ~	1,058	1,017
5.264% due 11/25/2035 •	750	730
5.285% due 07/25/2035 ~	79	74
5.302% due 05/25/2033 ~	523	512
5.380% due 12/25/2035 ~	128	124
5.645% due 12/25/2032 •	39	39
5.653% due 02/25/2034 ~	1	1
5.834% due 02/25/2033 ~	2	2
6.154% due 12/25/2034 ~	3	3
6.197% due 05/25/2033 ~	3	2
6.250% due 05/25/2036 ~	46	49
6.302% due 09/25/2035 ~	692	676
Morgan Stanley Capital I Trust
2.509% due 04/05/2042 ~	17,000	15,127
3.917% due 04/15/2055 ~	45,800	42,765
4.071% due 03/15/2052	3,635	3,565
Morgan Stanley Mortgage Loan Trust
2.799% due 06/25/2037 ~	2,261	1,258
3.128% due 11/25/2037 ~	5,616	3,850
3.417% due 07/25/2035 ~	124	112
4.023% due 03/25/2036 •	489	311
4.043% due 01/25/2036 •	5,179	2,705
4.053% due 12/25/2035 •	12	9
4.073% due 01/25/2035 •	1	1
4.083% due 01/25/2035 •	609	584
4.144% due 06/25/2036 ~	7,466	5,335
4.763% due 07/25/2035 ~	2,207	1,775
4.827% due 09/25/2035 ~	1,248	276
5.569% due 06/25/2036 ~	36	35
6.000% due 02/25/2036	78	76
6.000% due 10/25/2037	1,334	672
6.201% due 02/25/2047 þ	1,086	348
Morgan Stanley Residential Mortgage Loan Trust
0.000% due 07/25/2065 (a)	154	146
0.000% due 09/25/2065 ~	44,520	39,683
4.088% due 07/25/2065 ~	49,455	42,305
5.332% due 06/26/2056 •	26,700	26,766
6.919% due 06/25/2071 «~	60,592	62,251

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	June 30, 2026 (Unaudited)

MortgageIT Mortgage Loan Trust
4.223% due 04/25/2036 •		2,052	2,012
MortgageIT Securities Corp. Mortgage Loan Trust
4.263% due 09/25/2037 •		4,198	3,214
MortgageIT Trust
4.543% due 02/25/2035 •		53	53
NAAC Reperforming Loan REMICS Trust
7.500% due 03/25/2034		292	275
New Orleans Hotel Trust
4.662% due 04/15/2032 •		2,790	2,789
New Residential Mortgage Loan Trust
3.000% due 03/25/2052 ~		32,670	28,106
6.864% due 10/25/2063 þ		11,071	11,096
New York Mortgage Trust
4.581% due 05/25/2036 ~		1,237	1,020
Newgate Funding PLC
3.001% due 12/15/2050 •	EUR	20,375	23,187
4.026% due 12/01/2050 •	GBP	192	252
NMLT Trust
7.120% due 09/01/2076 «		$92,900	95,102
Nomura Asset Acceptance Corp. Alternative Loan Trust
0.000% due 02/25/2036 ~		11	0
4.321% due 10/25/2035 ~		21	19
4.763% due 05/25/2035 •		1,320	1,198
6.320% due 03/25/2047 þ		358	333
7.000% due 02/19/2030 ~		282	281
NYO Commercial Mortgage Trust
4.835% due 11/15/2038 •		114,370	114,361
OBX Trust
2.500% due 10/25/2051 ~		54,963	45,487
3.000% due 01/25/2052 ~		91,613	78,759
3.000% due 02/25/2052 ~		14,376	12,414
3.699% due 04/25/2053 ~		4,842	4,858
6.520% due 07/25/2063 þ		4,026	4,027
7.045% due 09/25/2063 þ		5,026	5,034
PMT Loan Trust
5.306% due 06/25/2057 •		21,000	21,051
Prime Mortgage Trust
4.163% due 02/25/2034 •		178	171
Project Cashmere
4.543% due 12/30/2057 «(c)	AUD	740,900	511,285
5.713% due 12/30/2057 «(c)		21,900	15,128
5.863% due 12/30/2057 «(c)		14,700	10,154
6.163% due 12/30/2057 «(c)		7,900	5,457
6.563% due 12/30/2057 «(c)		5,500	3,799
Proteus RMBS DAC
0.000% due 10/29/2054 (b)(g)	EUR	33,620	27,028
0.000% due 10/29/2054 ~		481	0
3.070% due 10/29/2054 •		17,634	19,947
3.520% due 10/29/2054 •		20,861	23,426
3.820% due 10/29/2054 •		15,172	16,885
4.800% due 10/29/2054 •		11,379	12,640
6.670% due 10/29/2054 •		9,482	10,504
RALI Trust
4.063% due 08/25/2035 •		$160	109
4.063% due 02/25/2037 •		1,015	943
4.093% due 03/25/2037 •		952	163
4.123% due 05/25/2036 •		4,845	4,463
4.123% due 09/25/2036 •		851	806
4.133% due 12/25/2036 •		11	10
4.143% due 07/25/2036 •		1,252	1,194
4.143% due 08/25/2036 •		1,321	1,371
4.143% due 09/25/2036 •		18	17
4.163% due 11/25/2036 •		557	406
4.183% due 06/25/2037 •		657	607
4.208% due 08/25/2035 ~		1,187	366
4.303% due 02/25/2046 •		829	368
5.104% due 09/25/2045 •		114	98
5.787% due 02/25/2036 ~		533	464
6.000% due 08/25/2036		632	532
6.000% due 09/25/2036		1,224	983
6.000% due 11/25/2036		742	595
6.000% due 01/25/2037		4	3
6.250% due 03/25/2037		663	538
6.500% due 07/25/2037		209	172
6.500% due 09/25/2037		724	603
RBSGC Mortgage Loan Trust
4.143% due 12/25/2034 •		10,475	9,715
5.750% due 04/25/2035		4,820	3,995
RBSSP Resecuritization Trust
3.530% due 09/27/2037 •		9,301	8,492
3.983% due 10/27/2036 •		740	697
4.000% due 10/26/2037		4,855	3,429
4.009% due 08/27/2037 •		27	27
4.099% due 02/27/2037 •		886	833

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	June 30, 2026 (Unaudited)

Regal Trust IV
4.226% due 09/29/2031 •		4	4
Residential Asset Mortgage Products Trust
8.500% due 10/25/2031		48	44
Residential Asset Securitization Trust
5.500% due 08/25/2034		33	33
5.750% due 02/25/2036		525	171
6.000% due 04/25/2037		190	91
6.000% due 05/25/2037		109	52
6.000% due 07/25/2037		1,072	367
6.250% due 08/25/2036		67	47
6.250% due 11/25/2036		1,793	592
6.250% due 09/25/2037		1,941	643
6.500% due 08/25/2036		1,317	335
6.500% due 09/25/2036		1,063	293
Resloc U.K. PLC
4.086% due 12/15/2043 •	GBP	1,072	1,372
RFMSI Trust
4.847% due 02/25/2037 ~		$1,369	801
5.383% due 02/25/2036 ~		681	645
5.497% due 07/27/2037 ~		2,229	1,454
5.500% due 12/25/2034		109	106
6.000% due 06/25/2036		380	324
6.000% due 07/25/2036		389	338
6.000% due 10/25/2036		3,733	3,042
6.000% due 06/25/2037		181	146
6.500% due 03/25/2032		22	22
Ripon Investments Financing Ltd.
0.000% due 12/02/2049 «(k)	GBP	1,514	1,991
Ripon Mortgages PLC
0.000% due 08/28/2056 ~(a)		714	247
0.000% due 08/28/2056 (g)		24,635	32,844
4.747% due 08/28/2056 •		32,762	43,437
4.947% due 08/28/2056 •		28,562	37,869
5.347% due 08/28/2056 •		14,701	19,545
6.247% due 08/28/2056 •		6,300	8,298
6.747% due 08/28/2056 •		249	329
7.747% due 08/28/2056 •		5,460	7,224
RMAC Securities No. 1 PLC
2.547% due 06/12/2044 •	EUR	793	897
4.016% due 06/12/2044 •	GBP	11,379	14,918
Roundstone Securities No. 2 DAC
0.000% due 06/28/2058 ~	EUR	2	0
1.000% due 06/28/2058 ~		19,957	21,600
3.193% due 06/28/2058 •		282,562	323,279
3.293% due 06/28/2058 •		34,142	39,030
3.493% due 06/28/2058 •		28,988	33,071
4.000% due 06/28/2058 ~		54,756	16,293
4.293% due 06/28/2058 •		24,158	27,517
5.293% due 06/28/2058 •		14,495	16,470
5.793% due 06/28/2058 •		7,730	8,707
Sequoia Mortgage Trust
3.437% due 09/20/2046 ~		$1,086	708
3.876% due 01/20/2047 ~		503	341
4.154% due 07/20/2036 •		8	7
4.174% due 06/20/2036 •		213	201
4.454% due 07/20/2033 •		26	27
4.554% due 10/20/2027 •		26	24
4.636% due 05/20/2034 •		87	82
4.683% due 09/20/2033 •		21	21
4.930% due 01/20/2047 ~		796	578
SFO Commercial Mortgage Trust
5.139% due 05/15/2038 •		34,140	34,147
SRT Issuer I LLC
7.107% due 10/01/2031 «•		30,762	30,855
STARM Mortgage Loan Trust
4.661% due 10/25/2037 ~		313	229
5.346% due 04/25/2037 ~		99	40
5.644% due 02/25/2037 ~		111	96
6.034% due 01/25/2037 ~		970	532
Starwood Mortgage Trust
4.598% due 11/15/2036 •		17,500	17,480
Stripe 3Y Global Holdings, Inc.
4.880% due 03/26/2029 «(k)		47,000	46,273
Stripe Global Holdings, Inc.
5.170% due 03/26/2031 «(k)		47,000	45,942
Structured Adjustable Rate Mortgage Loan Trust
3.851% due 01/25/2035 ~		38	38
3.912% due 04/25/2036 ~		1,648	901
4.063% due 09/25/2034 •		648	612
4.063% due 08/25/2036 •		1,889	1,502
4.207% due 05/25/2036 ~		896	857
4.274% due 02/25/2036 ~		758	567
4.341% due 11/25/2035 ~		60	56
4.343% due 08/25/2035 ~		14	12
4.484% due 12/25/2035 ~		525	294

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	June 30, 2026 (Unaudited)

4.586% due 02/25/2036 ~		1,433	744
4.654% due 09/25/2035 ~		190	170
4.720% due 03/25/2036 ~		179	144
4.770% due 12/25/2035 ~		707	466
4.997% due 11/25/2036 ~		1,298	988
5.144% due 01/25/2035 •		76	71
5.645% due 10/25/2037 •		283	266
5.923% due 02/25/2034 ~		149	144
Structured Asset Mortgage Investments II Trust
4.023% due 03/25/2037 •		830	296
4.103% due 03/25/2037 •		125	5
4.143% due 06/25/2036 •		198	196
4.143% due 07/25/2046 •		283	234
4.183% due 04/25/2036 •		123	114
4.183% due 05/25/2036 •		42	27
4.203% due 05/25/2046 •		7,175	2,276
4.223% due 02/25/2036 •		44	41
4.254% due 07/19/2035 •		860	817
4.383% due 12/25/2035 •		819	700
4.454% due 01/19/2034 •		46	45
5.144% due 12/25/2035 •		624	534
5.148% due 02/25/2036 •		3,023	2,618
5.463% due 05/25/2047 •		6,417	5,327
Structured Asset Mortgage Investments Trust
3.905% due 06/25/2029 ~		6	6
4.414% due 09/19/2032 •		122	116
4.594% due 10/19/2033 •		93	83
Structured Asset Securities Corp.
4.101% due 04/15/2027 ~		5	5
Structured Asset Securities Corp. Mortgage Loan Trust
7.500% due 10/25/2036		2,131	1,144
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
4.708% due 01/25/2034 ~		306	299
4.724% due 06/25/2034 þ		32	32
6.028% due 11/25/2033 ~		17	17
6.108% due 07/25/2033 ~		3	3
6.119% due 03/25/2033 ~		113	112
Structured Asset Securities Corp. Trust
5.750% due 04/25/2035		1,263	548
Suntrust Alternative Loan Trust
4.413% due 12/25/2035 •		789	695
5.750% due 12/25/2035		518	471
6.000% due 04/25/2036		346	103
TBW Mortgage-Backed Trust
6.130% due 01/25/2037 þ		443	96
6.470% due 09/25/2036 þ		5,583	128
6.500% due 07/25/2036		4,592	924
6.515% due 07/25/2037 þ		672	242
Thornburg Mortgage Securities Trust
4.016% due 09/25/2037 ~		340	338
4.463% due 12/25/2033 •		81	80
4.711% due 10/25/2046 •		15,622	15,042
4.899% due 09/25/2047 ~		7,373	4,244
5.012% due 10/25/2043 ~		97	90
5.116% due 07/25/2036 •		16,519	13,411
6.039% due 06/25/2047 •		6,480	6,132
6.089% due 03/25/2037 •		4,795	3,402
Towd Point Mortgage Trust
2.710% due 01/25/2060 ~		560	541
2.900% due 10/25/2059 ~		5,189	4,972
4.294% due 02/25/2055 ~		7,648	7,407
Trinity Square PLC
4.647% (SONIO/N + 0.900%) due 07/15/2059 ~	GBP	19,112	25,370
UBS Commercial Mortgage Trust
4.241% due 06/15/2051 ~		$7,000	6,918
4.296% due 08/15/2051		5,975	5,897
4.313% due 05/15/2051		10,000	9,856
4.334% due 10/15/2051		17,486	17,246
UWM Mortgage Trust
2.500% due 11/25/2051 ~		172,948	142,829
2.500% due 12/25/2051 ~		72,734	60,216
3.000% due 01/25/2052 ~		52,563	45,188
4.562% due 11/25/2051 •		1,758	1,651
VASA Trust
4.640% due 07/15/2039 •		7,546	7,411
Verus Securitization Trust
4.260% due 02/25/2067 þ		691	663
6.443% due 08/25/2068 þ		3,701	3,693
6.665% due 09/25/2068 þ		5,583	5,588
7.070% due 10/25/2068 þ		5,101	5,118
Visio Trust
6.598% due 10/25/2058 þ		3,573	3,569
Wachovia Mortgage Loan Trust LLC
3.804% due 08/20/2035 ~		160	149
6.516% due 10/20/2035 ~		11	11

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	June 30, 2026 (Unaudited)

WaMu Mortgage Pass-Through Certificates Trust
3.480% due 04/25/2037 ~		1,104	1,002
3.632% due 05/25/2046 •		116	93
3.759% due 03/25/2036 ~		6,412	5,751
3.761% due 12/25/2046 •		2,794	2,570
3.781% due 05/25/2037 ~		527	477
3.813% due 05/25/2037 ~		30	26
3.822% due 04/25/2037 ~		302	277
3.858% due 08/25/2036 ~		60	55
3.966% due 11/25/2036 ~		9	8
3.976% due 02/25/2037 ~		5,587	5,065
3.994% due 02/25/2037 ~		209	183
4.015% due 12/25/2036 ~		3,369	3,126
4.034% due 12/25/2036 ~		3,772	3,477
4.091% due 04/25/2035 ~		836	814
4.119% due 02/25/2037 ~		1,967	1,768
4.208% due 02/25/2037 ~		2,547	2,425
4.233% due 01/25/2036 ~		1,636	1,617
4.235% due 12/25/2036 ~		27	25
4.246% due 08/25/2036 ~		388	355
4.303% due 12/25/2045 •		122	123
4.343% due 07/25/2045 •		93	90
4.381% due 12/25/2035 ~		2,863	2,704
4.408% due 10/25/2035 ~		204	187
4.435% due 09/25/2036 ~		1,942	1,726
4.465% due 09/25/2035 ~		4,170	3,960
4.503% due 11/25/2034 •		198	195
4.504% due 04/25/2047 •		3,532	3,299
4.514% due 05/25/2047 •		5,161	4,465
4.542% due 07/25/2047 •		1,591	1,412
4.583% due 11/25/2045 •		104	99
4.583% due 12/25/2045 •		85	78
4.590% due 07/25/2037 ~		123	115
4.604% due 03/25/2035 ~		351	345
4.648% due 08/25/2046 ~		3,297	3,185
4.679% due 12/25/2035 ~		344	322
4.703% due 03/25/2037 ~		5,978	5,542
4.743% due 11/25/2034 •		96	94
4.744% due 08/25/2046 •		45	42
4.797% due 08/25/2036 ~		3,909	3,893
4.871% due 05/25/2035 ~		4,462	4,419
5.133% due 08/25/2034 ~		60	57
5.144% due 06/25/2042 •		96	91
5.244% due 10/25/2046 •		3,530	3,398
5.270% due 09/25/2033 ~		155	153
5.675% due 09/25/2033 ~		8	8
5.764% due 01/25/2033 ~		32	32
Warwick Finance Residential Mortgages Number Three PLC
0.000% due 12/21/2049 (g)	GBP	4	19,203
4.696% due 12/21/2049 •		36,395	48,527
5.396% due 12/21/2049 •		23,296	31,096
5.896% due 12/21/2049 •		11,648	15,452
6.396% due 12/21/2049 •		6,656	8,813
6.896% due 12/21/2049 •		6,656	8,741
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust
3.808% due 09/25/2036 þ		$2,682	681
4.083% due 02/25/2037 •		5,554	4,422
4.213% due 04/25/2035 •		2,764	2,363
4.714% due 05/25/2046 •		1,816	1,642
5.500% due 11/25/2035		292	272
5.500% due 06/25/2037		441	428
6.000% due 04/25/2036		895	788
6.768% due 07/25/2036 þ		1,086	223
6.949% due 07/25/2036 þ		1,854	381
Washington Mutual MSC Mortgage Pass-Through Certificates Trust
4.762% due 06/25/2033 ~		334	302
4.999% due 05/25/2033 ~		79	81
Wells Fargo Alternative Loan Trust
6.312% due 07/25/2037 ~		353	334
Wells Fargo Commercial Mortgage Trust
2.725% due 02/15/2053		9,400	8,752
3.311% due 06/15/2052		8,800	8,381
3.472% due 11/15/2050		10,070	9,898
3.862% due 12/15/2039		31,263	29,961
3.874% due 06/15/2036 ~		500	469
4.023% due 03/15/2052		33,712	33,024
4.442% due 09/15/2061		4,000	3,964
Wells Fargo Mortgage-Backed Securities Trust
5.698% due 04/25/2036 ~		359	359
5.788% due 03/25/2036 ~		19	19
6.148% due 07/25/2034 ~		2	2

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	June 30, 2026 (Unaudited)

Worldwide Plaza Trust
3.526% due 11/10/2036		6,280	5,179

Total Non-Agency Mortgage-Backed Securities (Cost $10,382,467)			9,875,384

ASSET-BACKED SECURITIES 7.2%
AUTOMOBILE SEQUENTIAL 0.2%
Avis Budget Rental Car Funding AESOP LLC
5.250% due 04/20/2029		20,700	20,899
First Investors Auto Owner Trust
6.440% due 10/16/2028		700	702
Hertz Vehicle Financing LLC
3.890% due 09/25/2028		31,800	31,571
Oscar U.S. Funding XIV LLC
2.820% due 04/10/2029		1,358	1,349
Toyota Auto Loan Extended Note Trust
4.930% due 06/25/2036		9,400	9,481

			64,002

CASINO SERVICES 0.1%
Gateway Casinos & Entertainment Ltd.
5.000% due 03/12/2038 «	CAD	82,530	54,271

CMBS OTHER 0.5%
Acore Issuer LLC
5.089% due 08/20/2043 •	$	34,300	34,321
ACREC LLC
5.087% due 01/18/2043 •		25,300	25,316
ACRES Commercial Realty Issuer LLC
5.087% due 08/18/2044 •		2,800	2,804
Arbor Realty Commercial Real Estate Notes Ltd.
5.043% due 01/15/2037 •		31,345	31,408
AREIT Trust
4.856% due 01/20/2037 •		3,147	3,151
5.878% due 06/17/2039 •		17,763	17,804
BDS LLC
4.921% due 10/17/2042 •		500	500
Dwight Issuer LLC
5.000% due 01/18/2044 •(c)		11,100	11,114
FS Rialto Issuer LLC
5.089% due 01/19/2044 •		14,000	14,044
INCREF LLC
5.050% due 01/19/2044 •		20,400	20,410
5.120% due 12/19/2043 •		20,600	20,625
KREF Ltd.
5.089% due 02/17/2039 •		7,521	7,526
LoanCore Issuer Ltd.
5.040% due 11/15/2038 •		908	910
MF1 LLC
4.957% due 02/18/2040 •		700	700
5.789% due 06/19/2037 •		15,656	15,661
MF1 Ltd.
4.832% due 10/16/2036 •		8,078	8,082
4.989% due 02/19/2037 •		8,635	8,638
PFP Ltd.
5.137% due 08/18/2043 •		28,600	28,725

			251,739

HOME EQUITY OTHER 1.5%
Aames Mortgage Investment Trust
4.543% due 10/25/2035 •		255	255
ABFC Trust
4.623% due 12/25/2030 •		292	292
4.813% due 03/25/2034 •		931	902
4.858% due 05/25/2032 •		59	68
Accredited Mortgage Loan Trust
4.633% due 01/25/2035 •		206	197
ACE Securities Corp. Home Equity Loan Trust
3.883% due 10/25/2036 •		8	3
3.983% due 12/25/2036 •		5,015	1,280
4.083% due 08/25/2036 •		4,466	1,012
4.163% due 12/25/2036 •		19,335	4,939
4.203% due 08/25/2036 •		5,739	1,300
4.423% due 11/25/2035 •		255	300
4.588% due 12/25/2045 •		2,461	1,901
4.693% due 02/25/2036 •		872	817
4.738% due 11/25/2033 •		757	783
4.738% due 12/25/2034 •		147	140
Aegis Asset-Backed Securities Trust
4.408% due 12/25/2035 •		1,960	1,868
4.483% due 06/25/2035 •		694	677

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	June 30, 2026 (Unaudited)

Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
3.650% due 05/25/2034 þ	631	614
7.138% due 11/25/2032 •	1,500	1,623
Argent Securities Trust
3.873% due 09/25/2036 •	3,672	1,165
3.913% due 09/25/2036 •	18,958	6,017
4.063% due 06/25/2036 •	16,766	4,427
4.143% due 03/25/2036 •	5,056	2,857
4.303% due 05/25/2036 •	21,202	4,986
Argent Securities, Inc. Asset-Backed Pass-Through Certificates
4.403% due 01/25/2036 •	7,050	6,553
4.888% due 11/25/2034 •	347	348
Asset-Backed Securities Corp. Home Equity Loan Trust
3.843% due 05/25/2037 •	134	97
4.523% due 10/25/2034 •	1	1
5.090% due 04/15/2033 •	290	290
6.965% due 08/15/2032 •	2,424	2,342
Bear Stearns Asset-Backed Securities I Trust
4.103% due 12/25/2036 •	1,667	1,679
4.813% due 08/25/2037 •	3,271	2,971
5.531% due 06/25/2035 •	6,347	6,418
Bear Stearns Asset-Backed Securities Trust
4.763% due 11/25/2042 •	31	31
5.857% due 06/25/2043 ~	163	161
C-BASS Mortgage Loan Trust
3.253% due 03/25/2037 þ	4,088	1,449
C-BASS Trust
3.883% due 11/25/2036 •	73	34
4.063% due 11/25/2036 •	7,054	3,252
4.263% due 04/25/2037 •	590	350
Carrington Mortgage Loan Trust
3.923% due 10/25/2036 •	2,603	2,219
4.013% due 10/25/2036 •	3,050	2,599
4.023% due 02/25/2037 •	26,567	25,517
Chase Funding Trust
4.323% due 02/25/2033 •	19	19
4.403% due 08/25/2032 •	291	290
Citigroup Mortgage Loan Trust, Inc.
3.933% due 07/25/2045 •	5,832	4,231
3.953% due 05/25/2037 •	7,531	5,108
4.023% due 07/25/2045 •	2,715	1,970
4.083% due 12/25/2036 •	7,049	3,940
4.263% due 08/25/2036 •	5,813	5,761
4.303% due 05/25/2037 •	1,322	1,319
7.250% due 10/25/2037 þ	1,149	1,095
7.264% due 01/25/2037 þ	733	308
Countrywide Asset-Backed Certificates
4.163% due 08/25/2034 •	293	286
4.443% due 12/25/2036 •	273	233
Countrywide Asset-Backed Certificates Trust
3.107% due 03/25/2036 •	168	167
3.333% due 04/25/2035 •	218	217
3.903% due 08/25/2037 •	8,696	7,743
4.043% due 02/25/2037 •	3,285	3,174
4.043% due 03/25/2037 •	896	886
4.123% due 11/25/2047 •	1,055	1,019
4.203% due 09/25/2037 •	733	799
4.203% due 09/25/2047 •	6,825	7,130
4.263% due 10/25/2034 •	969	953
4.348% due 06/25/2036 •	1,783	1,743
4.503% due 12/25/2034 •	940	925
4.663% due 11/25/2034 •	197	195
4.723% due 02/25/2036 •	2,575	2,538
5.583% due 08/25/2035 ~	13,806	13,407
Credit Suisse First Boston Mortgage Securities Corp.
3.567% due 08/25/2032 •	791	770
Credit-Based Asset Servicing & Securitization LLC
3.819% due 07/25/2037 •	192	128
6.780% due 05/25/2035 þ	551	503
Delta Funding Home Equity Loan Trust
4.560% due 09/15/2029 •	68	66
EMC Mortgage Loan Trust
4.503% due 05/25/2040 •	7	7
EquiFirst Mortgage Loan Trust
4.513% due 01/25/2034 •	7	8
Fieldstone Mortgage Investment Trust
4.019% due 11/25/2036 •	7,293	4,836
4.143% due 05/25/2036 •	4,869	3,721
Finance America Mortgage Loan Trust
4.663% due 08/25/2034 •	66	62
Finance of America Structured Securities Trust
3.500% due 07/25/2075 þ	73,336	71,999
First NLC Trust
2.672% due 05/25/2035 •	828	738
3.903% due 08/25/2037 •	2,138	1,061
4.043% due 08/25/2037 •	2,218	1,101

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	June 30, 2026 (Unaudited)

Fremont Home Loan Trust
3.883% due 01/25/2037 •	24	11
3.963% due 08/25/2036 •	328	100
4.023% due 11/25/2036 •	33,906	11,764
4.063% due 01/25/2037 •	10,632	4,823
4.083% due 08/25/2036 •	6,723	2,058
4.103% due 02/25/2037 •	39,678	11,989
4.243% due 02/25/2037 •	15,068	4,569
4.263% due 05/25/2036 •	9,225	6,062
4.303% due 04/25/2036 •	2,514	2,293
4.423% due 01/25/2036 •	3,999	3,912
4.828% due 06/25/2035 •	1,698	1,683
GE-WMC Mortgage Securities Trust
3.843% due 08/25/2036 •	5	2
GMACM Home Equity Loan Trust
7.000% due 09/25/2037 ~	4	4
GSAA Home Equity Trust
3.903% due 03/25/2036 •	37	11
3.963% due 03/25/2037 •	479	127
4.003% due 04/25/2047 •	738	694
4.003% due 05/25/2047 •	2,277	1,329
4.103% due 09/25/2036 •	7,951	1,663
4.123% due 05/25/2036 •	13,453	2,638
4.123% due 07/25/2037 •	111	110
4.184% due 03/25/2036 ~	3,776	1,423
4.363% due 03/25/2037 •	1,646	645
4.363% due 05/25/2047 •	126	78
GSAMP Trust
3.853% due 01/25/2037 •	2,321	1,428
3.943% due 11/25/2035 •	347	24
4.003% due 12/25/2036 •	4,790	2,362
4.243% due 06/25/2036 •	3,095	1,669
4.243% due 08/25/2036 •	1,196	1,040
4.303% due 04/25/2036 •	2,782	1,825
5.083% due 12/25/2034 •	727	662
5.413% due 10/25/2034 •	120	122
5.638% due 03/25/2034 •	1,576	1,369
Home Equity Asset Trust
4.363% due 11/25/2032 •	154	146
4.858% due 05/25/2035 •	24	24
Home Equity Loan Trust
3.993% due 04/25/2037 •	1,827	1,787
Home Equity Mortgage Loan Asset-Backed Trust
4.003% due 04/25/2037 •	789	557
4.183% due 04/25/2037 •	2,538	1,790
HSI Asset Loan Obligation Trust
3.883% due 12/25/2036 •	86	24
HSI Asset Securitization Corp. Trust
3.863% due 10/25/2036 •	126	42
3.983% due 12/25/2036 •	457	116
4.103% due 12/25/2036 •	4,160	1,002
4.543% due 11/25/2035 •	1,421	1,336
IMC Home Equity Loan Trust
5.690% due 07/25/2026 ~	1	1
JP Morgan Mortgage Acquisition Corp.
2.750% due 10/25/2035 •	68	68
JP Morgan Mortgage Acquisition Trust
3.701% due 08/25/2036 •	180	79
3.983% due 08/25/2036 •	18	14
4.083% due 07/25/2036 •	4,824	1,267
6.337% due 08/25/2036 þ	1,436	829
Lehman ABS Mortgage Loan Trust
3.853% due 06/25/2037 •	4,091	2,664
3.963% due 06/25/2037 •	2,208	1,455
Long Beach Mortgage Loan Trust
4.083% due 12/25/2036 •	16,105	10,915
4.123% due 03/25/2046 •	1,361	1,201
4.283% due 08/25/2045 •	3,309	3,223
4.323% due 10/25/2034 •	9	8
4.813% due 06/25/2035 •	3,978	3,894
5.038% due 02/25/2035 •	1,700	1,677
MASTR Asset-Backed Securities Trust
3.863% due 01/25/2037 •	80	22
4.063% due 08/25/2036 •	3,764	1,295
4.243% due 03/25/2036 •	4,506	2,617
4.243% due 10/25/2036 •	3,655	3,292
4.513% due 10/25/2035 •	5,644	5,815
5.971% due 11/25/2035 þ	81	59
6.219% due 02/25/2036 þ	140	118
Merrill Lynch First Franklin Mortgage Loan Trust
4.103% due 04/25/2037 •	2,005	718
Merrill Lynch Mortgage Investors Trust
3.883% due 11/25/2037 •	1,368	406
3.983% due 08/25/2037 •	6,720	3,212
4.003% due 02/25/2037 •	825	227
4.063% due 08/25/2037 •	28,142	13,459

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	June 30, 2026 (Unaudited)

4.063% due 11/25/2037 •	9,742	2,902
4.243% due 08/25/2037 •	1,407	673
4.283% due 03/25/2037 •	18,694	17,651
4.283% due 04/25/2037 •	2,005	813
4.403% due 03/25/2037 •	5,013	4,732
4.663% due 02/25/2047 •	12,531	7,201
Morgan Stanley ABS Capital I, Inc. Trust
3.823% due 12/25/2036 •	2,295	1,148
3.823% due 05/25/2037 •	671	616
3.853% due 01/25/2037 •	4,521	2,064
3.863% due 07/25/2036 •	121	43
3.863% due 11/25/2036 •	1,106	615
3.873% due 03/25/2037 •	5,355	2,156
3.903% due 11/25/2036 •	11,411	5,421
3.903% due 05/25/2037 •	2,992	2,287
3.913% due 10/25/2036 •	10,680	5,538
3.913% due 11/25/2036 •	12,239	6,820
3.913% due 12/25/2036 •	1,586	793
3.943% due 03/25/2037 •	20,633	8,307
3.963% due 02/25/2037 •	1,719	752
3.978% due 03/25/2037 •	8,255	3,088
3.993% due 10/25/2036 •	1,278	662
3.993% due 11/25/2036 •	11,015	6,138
4.013% due 12/25/2036 •	6,881	3,440
4.013% due 05/25/2037 •	1,202	1,104
4.023% due 02/25/2037 •	728	318
4.063% due 06/25/2036 •	5,230	2,552
4.063% due 09/25/2036 •	14,400	4,837
4.083% due 09/25/2036 •	8,456	3,520
4.103% due 03/25/2037 •	2,662	1,072
4.123% due 02/25/2037 •	3,539	1,098
4.263% due 08/25/2036 •	12,482	6,151
4.498% due 07/25/2035 •	2,369	2,324
4.693% due 11/25/2034 •	115	115
4.763% due 03/25/2033 •	271	266
Morgan Stanley Dean Witter Capital I, Inc. Trust
5.038% due 09/25/2032 •	94	94
5.113% due 02/25/2033 •	163	180
Morgan Stanley Home Equity Loan Trust
3.863% due 12/25/2036 •	12,337	5,828
4.083% due 04/25/2036 •	3,691	2,517
Morgan Stanley IXIS Real Estate Capital Trust
3.813% due 11/25/2036 •	5	2
4.063% due 07/25/2036 •	7,501	2,878
4.223% due 07/25/2036 •	23,001	8,878
Morgan Stanley Mortgage Loan Trust
3.923% due 11/25/2036 •	3,087	837
5.395% due 11/25/2036 •	1,537	594
5.750% due 04/25/2037 ~	507	241
6.000% due 02/25/2037 ~	313	177
6.077% due 10/25/2046 þ	2,277	509
6.226% due 10/25/2036 þ	959	251
New Century Home Equity Loan Trust
4.483% due 10/25/2035 •	275	275
4.543% due 03/25/2035 •	509	507
4.648% due 05/25/2034 •	412	434
6.763% due 01/25/2033 •	1,077	917
Nomura Home Equity Loan, Inc. Home Equity Loan Trust
4.423% due 10/25/2036 •	19,685	3,410
4.563% due 02/25/2037 •	1,686	456
6.532% due 10/25/2036 þ	2,545	418
NovaStar Mortgage Funding Trust
2.675% due 06/25/2036 •	1,449	1,078
3.963% due 01/25/2037 •	3,350	1,080
4.063% due 09/25/2036 •	11,430	4,374
4.063% due 03/25/2037 •	3,385	1,037
4.103% due 11/25/2036 •	7,670	2,311
4.123% due 03/25/2037 •	2,802	858
4.183% due 01/25/2037 •	15,071	4,857
4.263% due 10/25/2036 •	4,040	1,876
4.473% due 12/25/2033 •	126	125
4.588% due 06/25/2034 •	2	2
5.638% due 03/25/2035 •	1,741	1,728
Option One Mortgage Loan Trust
3.943% due 04/25/2037 •	5,571	2,794
3.963% due 01/25/2037 •	7,487	4,352
3.983% due 04/25/2037 •	13,695	9,689
4.003% due 04/25/2037 •	2,293	1,312
4.013% due 07/25/2037 •	2,110	1,425
4.043% due 01/25/2037 •	16,854	9,796
4.043% due 02/25/2037 •	6,652	3,259
4.093% due 04/25/2037 •	1,803	880
4.103% due 05/25/2037 •	2,991	1,601
4.203% due 01/25/2037 •	6,337	3,683
4.263% due 03/25/2037 •	1,045	505
4.303% due 01/25/2036 •	5,035	4,790

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	June 30, 2026 (Unaudited)

Option One Mortgage Loan Trust Asset-Backed Certificates
4.453% due 11/25/2035 •	6,970	6,765
4.618% due 10/25/2032 •	786	972
Ownit Mortgage Loan Trust
4.663% due 10/25/2036 •	1,464	1,453
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
5.563% due 12/25/2034 •	7,547	7,531
People’s Choice Home Loan Securities Trust
4.708% due 05/25/2035 •	1,210	1,172
5.113% due 01/25/2035 •	130	129
People’s Financial Realty Mortgage Securities Trust
3.903% due 09/25/2036 •	17,019	3,942
Popular ABS Mortgage Pass-Through Trust
3.973% due 01/25/2037 •	1,587	1,549
RAAC Trust
4.463% due 11/25/2046 •	4,995	4,677
RCKT Mortgage Trust
4.795% due 09/25/2055 þ	4,782	4,729
Renaissance Home Equity Loan Trust
3.454% due 08/25/2033 •	28	26
4.463% due 08/25/2032 •	104	101
4.483% due 11/25/2034 •	177	158
5.893% due 06/25/2037 þ	8,030	1,921
5.906% due 06/25/2037 þ	8,997	2,157
Residential Asset Mortgage Products Trust
4.333% due 01/25/2036 •	965	952
Residential Asset Securities Corporation Trust
4.003% due 10/25/2036 •	769	753
4.023% due 11/25/2036 •	3,441	3,203
4.103% due 11/25/2036 •	1,057	998
4.198% due 06/25/2036 •	9,054	8,937
4.323% due 04/25/2036 •	220	220
4.343% due 06/25/2033 •	555	548
4.378% due 03/25/2036 •	1,131	1,117
4.858% due 03/25/2035 •	1,637	1,640
SASCO Mortgage Loan Trust
4.345% due 12/25/2034 •	308	305
Securitized Asset-Backed Receivables LLC Trust
3.883% due 12/25/2036 •	217	44
4.023% due 05/25/2037 •	336	264
4.083% due 07/25/2036 •	2,069	657
4.243% due 07/25/2036 •	2,660	844
SG Mortgage Securities Trust
4.063% due 10/25/2036 •	6,549	6,342
Soundview Home Loan Trust
3.943% due 08/25/2037 •	171	170
3.983% due 01/25/2037 •	2,164	1,571
4.083% due 01/25/2037 •	2,066	1,500
4.123% due 02/25/2037 •	7,471	1,997
4.283% due 02/25/2037 •	9,641	2,583
4.323% due 05/25/2036 •	933	918
Structured Asset Investment Loan Trust
4.063% due 06/25/2036 •	37	37
4.363% due 01/25/2036 •	356	354
4.663% due 05/25/2035 •	1,832	1,816
4.693% due 09/25/2034 •	46	40
4.693% due 01/25/2035 •	7,403	7,303
4.763% due 09/25/2034 •	109	111
4.888% due 01/25/2035 •	3,957	3,612
5.143% due 04/25/2033 •	129	134
5.338% due 01/25/2035 •	4,313	3,744
5.488% due 01/25/2035 •	3,684	1,492
Structured Asset Securities Corp. Mortgage Loan Trust
3.943% due 01/25/2037 •	2,104	1,177
4.223% due 01/25/2037 •	15,197	8,693
4.303% due 04/25/2036 •	3,896	3,831
4.663% due 05/25/2037 •	881	869
WaMu Asset-Backed Certificates Trust
4.063% due 01/25/2037 •	11,112	4,989
4.263% due 04/25/2037 •	9,059	3,232
Washington Mutual Asset-Backed Certificates Trust
3.883% due 10/25/2036 •	1,251	436

		693,785

HOME EQUITY SEQUENTIAL 0.0%
JP Morgan Mortgage Acquisition Trust
3.945% due 07/25/2036 •	327	326
4.023% due 03/25/2037 •	891	888
Morgan Stanley Mortgage Loan Trust
4.003% due 04/25/2037 •	4,417	1,164
4.223% due 02/25/2037 •	401	74
4.483% due 04/25/2037 •	2,140	566

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	June 30, 2026 (Unaudited)

Saxon Asset Securities Trust
4.103% due 10/25/2046 •		917	911

			3,929

MANUFACTURING HOUSE SEQUENTIAL 0.0%
Conseco Finance Securitizations Corp.
7.490% due 07/01/2031 þ		40	41

WHOLE LOAN COLLATERAL 0.1%
Bear Stearns Asset-Backed Securities I Trust
4.163% due 11/25/2034 •		518	452
Bear Stearns Asset-Backed Securities Trust
4.875% due 10/25/2036 ~		576	240
5.500% due 01/25/2034 þ		12	10
Citigroup Mortgage Loan Trust, Inc.
6.851% due 05/25/2036 þ		1,917	661
First Franklin Mortgage Loan Trust
4.073% due 10/25/2036 •		5,811	4,883
4.083% due 04/25/2036 •		1,229	1,213
4.243% due 08/25/2036 •		1,718	1,654
4.243% due 10/25/2036 •		3,023	1,949
4.963% due 01/25/2035 •		486	497
5.188% due 10/25/2034 •		397	401
GSAMP Trust
4.813% due 06/25/2034 •		453	455
RAAC Trust
4.363% due 06/25/2044 •		589	547
Residential Asset Mortgage Products Trust
4.113% due 10/25/2036 •		4,128	4,060
4.363% due 03/25/2036 •		2,726	2,704
4.403% due 01/25/2036 •		1,947	1,818
Securitized Asset-Backed Receivables LLC Trust
4.263% due 03/25/2036 •		8,298	5,268
4.263% due 05/25/2036 •		8,544	4,573
4.723% due 01/25/2036 •		901	871
Specialty Underwriting & Residential Finance Trust
3.767% due 02/25/2037 þ		27,289	8,597
3.963% due 11/25/2037 •		342	185
4.063% due 11/25/2037 •		4,455	2,425
4.363% due 12/25/2036 •		741	722
4.463% due 03/25/2037 •		1,627	837
4.663% due 06/25/2036 •		8,318	7,938
4.738% due 12/25/2035 •		121	121

			53,081

OTHER ABS 4.8%
AMMC CLO 27 Ltd.
4.755% due 01/20/2037 •		10,700	10,704
ARES European CLO XII DAC
3.088% due 04/20/2032 •	EUR	9,939	11,364
Atlas Senior Loan Fund XVI Ltd.
4.775% due 01/20/2034 •		$12,845	12,854
Barings Infrastructure CLO Ltd.
0.000% due 07/20/2039 •(c)		6,280	6,282
Barings Private Credit Corp. CLO
5.126% due 05/22/2034 •		14,900	14,912
Birch Grove CLO Ltd.
5.270% due 07/17/2037 •		27,450	27,528
Black Diamond CLO DAC
3.263% due 05/15/2032 •	EUR	647	740
Blackrock DLF CLO LLC
5.253% due 07/25/2034 •		$9,500	9,501
BlueMountain CLO Ltd.
4.857% due 10/25/2030 •		3,129	3,130
BlueMountain CLO XXXIV Ltd.
4.825% due 04/20/2035 •		22,700	22,712
BlueMountain Fuji EUR CLO V DAC
3.114% due 01/15/2033 •	EUR	4,856	5,555
BNPP AM Euro CLO DAC
2.804% due 04/15/2031 •		1,914	2,183
3.014% due 07/22/2032 •		15,422	17,617
Boyce Park CLO Ltd.
4.672% due 04/21/2035 •		$35,600	35,624
Capital Four U.S. CLO I Ltd.
4.815% due 01/18/2035 •		23,100	23,105
Carlyle U.S. CLO Ltd.
4.785% due 10/20/2034 •		2,500	2,502
CarVal CLO I Ltd.
4.910% due 07/16/2031 •		2,737	2,739
Castlelake Aircraft Structured Trust
5.073% due 03/15/2051		10,771	10,601
CBAMR Ltd.
5.303% due 07/15/2037 •		39,000	39,063

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	June 30, 2026 (Unaudited)

Commonbond Student Loan Trust
2.550% due 05/25/2041		688	660
Consumer Loan Finance Issuer Trust
0.000% due 11/25/2053 «(g)		46,544	20,411
0.000% due 11/25/2054 «(g)		9,541	5,025
5.150% due 11/25/2054		4,342	4,350
5.350% due 11/25/2054		41,516	41,841
5.450% due 11/25/2054		8,982	9,006
5.750% due 11/25/2054		4,485	4,493
6.400% due 11/25/2053		167,884	171,672
6.600% due 11/25/2054		5,798	5,792
6.950% due 11/25/2053		30,039	30,806
7.400% due 11/25/2053		30,039	30,889
8.750% due 11/25/2054		3,366	3,383
9.100% due 11/25/2053		17,538	18,106
9.350% due 11/25/2053		16,275	16,390
Diamond Infrastructure Funding LLC
1.760% due 04/15/2049		1,100	1,083
Dryden 27 R Euro CLO DAC
2.864% due 04/15/2033 •	EUR	11,630	13,290
Dryden 52 Euro CLO DAC
3.143% due 05/15/2034 •		6,723	7,682
Dryden 86 CLO Ltd.
4.810% due 07/17/2034 •		$4,200	4,205
Euro-Galaxy III CLO DAC
2.781% due 04/24/2034 •	EUR	14,981	17,110
Fortress Credit BSL X Ltd.
4.775% due 04/20/2033 •		$5,742	5,748
Galaxy XXII CLO Ltd.
4.700% due 04/16/2034 •		6,300	6,303
Golub Capital Partners CLO 50B-R Ltd.
4.785% due 04/20/2035 •		11,850	11,861
GoodLeap Sustainable Home Solutions Trust
2.100% due 05/20/2048		6,423	5,187
4.000% due 04/20/2049		13,099	11,414
Greywolf CLO IV Ltd.
4.920% due 04/17/2034 •		9,150	9,161
Guggenheim CLO Ltd.
4.823% due 01/15/2035 •		6,550	6,553
Harvest CLO XXII DAC
3.054% due 01/15/2032 •	EUR	6,511	7,443
Jamestown CLO XI Ltd.
5.031% due 07/14/2031 •		$7	7
KKR CLO 16 Ltd.
4.815% due 10/20/2034 •		32,300	32,337
KKR CLO 27 Ltd.
4.783% due 01/15/2035 •		8,100	8,105
KKR CLO 36 Ltd.
4.823% due 10/15/2034 •		28,400	28,433
LCM 30 Ltd.
5.017% due 04/20/2031 •		1,054	1,055
LCM 39 Ltd.
4.713% due 10/15/2034 •		10,200	10,207
Lendmark Funding Trust
1.900% due 11/20/2031		627	616
Madison Park Euro Funding XIV DAC
3.004% due 07/15/2032 •	EUR	14,300	16,359
Massachusetts Educational Financing Authority
4.880% due 04/25/2038 •		$222	222
MAST Ltd.
5.134% due 02/15/2051		14,643	14,370
MMAF Equipment Finance LLC
5.200% due 09/13/2027		309	309
Mosaic Solar Loan Trust
2.640% due 01/20/2053		14,405	12,554
Navesink CLO 2 Ltd.
4.863% due 01/15/2036 •		14,150	14,161
Nelnet Student Loan Trust
4.670% due 06/22/2065		26,896	26,352
4.959% due 06/22/2065 •		23,209	23,273
5.809% due 02/20/2041 •		3,188	3,254
6.640% due 02/20/2041		3,502	3,593
Northwoods Capital 25 Ltd.
4.795% due 07/20/2034 •		19,500	19,515
OCP Euro CLO DAC
3.468% due 10/20/2039 •	EUR	25,690	29,376
OneMain Financial Issuance Trust
1.750% due 09/14/2035		$472	467
4.353% due 06/16/2036 •		2,142	2,143
Palmer Square Loan Funding Ltd.
4.470% due 08/08/2032 •		20,146	20,156
4.493% due 10/15/2032 •		6,842	6,837
4.493% due 01/15/2033 •		24,910	24,892
Performer Funding 1 PLC
0.000% due 06/21/2035 (g)	GBP	27,414	21,984
6.734% due 06/21/2035 •		20,067	26,645

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	June 30, 2026 (Unaudited)

7.734% due 06/21/2035 •		14,400	19,237
9.234% due 06/21/2035 •		6,200	8,285
11.234% due 06/21/2035 •		9,300	12,428
Post CLO Ltd.
4.775% due 04/20/2035 •		$5,550	5,555
PPM CLO 3 Ltd.
4.800% due 07/17/2034 •		12,550	12,563
PPM CLO 5 Ltd.
4.855% due 10/18/2034 •		21,400	21,425
Project Panama SPV LLC
7.480% due 01/03/2029 «		46,803	47,039
Providus CLO VIII DAC
3.415% due 11/20/2038 •	EUR	11,500	13,146
Rockford Tower CLO Ltd.
4.805% due 07/20/2034 •		$8,400	8,409
Romark CLO - IV Ltd.
4.819% due 07/10/2034 •		11,300	11,312
Scalelogix ABS U.S. Issuer LLC
5.673% due 07/25/2055		19,400	18,936
SLC Student Loan Trust
4.798% due 06/15/2040 •		1,072	1,063
SLM Student Loan Trust
4.260% due 04/25/2049		1,402	1,393
5.630% due 01/27/2027		139	139
SMB Private Education Loan Trust
0.000% due 03/15/2052 «(g)		1,655	2,043
0.000% due 09/15/2053 (g)		1	132
0.000% due 11/16/2054 «(g)		10	50
0.010% due 03/15/2055 «(g)		11	143
3.940% due 02/16/2055		22,389	21,573
4.780% due 03/15/2055		8,500	8,277
4.793% due 11/16/2054 •		23,448	23,466
4.793% due 03/15/2055 •		17,857	17,918
4.893% due 03/15/2052 •		9,692	9,755
4.960% due 03/15/2055		160,533	160,123
5.030% due 03/15/2056		5,736	5,700
5.043% due 02/16/2055 •		9,293	9,307
5.090% due 11/16/2054		171,947	170,736
5.100% due 03/15/2055		8,500	8,418
5.243% due 09/15/2053 •		27,779	28,151
5.260% due 03/15/2055		16,900	15,799
5.550% due 03/15/2052		9,692	9,812
5.600% due 11/16/2054		10,631	10,604
6.030% due 11/16/2054		2,126	2,110
6.150% due 09/15/2053		17,112	17,712
6.250% due 03/15/2052		1,626	1,667
6.500% due 03/15/2052		1,100	1,120
6.800% due 11/16/2054		17,010	17,018
6.930% due 09/15/2053		11,699	12,110
7.540% due 09/15/2053		2,644	2,733
8.290% due 03/15/2052		1,195	1,162
8.870% due 09/15/2053		5,450	5,477
SoFi Alternative Trust
5.255% due 05/16/2050 ~		36,056	34,206
SoFi Consumer Loan Program Trust
0.000% due 03/27/2034 «(g)		4,194	4,282
4.910% due 03/27/2034		10,849	10,870
5.250% due 03/27/2034		3,796	3,819
5.770% due 03/27/2034		2,944	2,985
6.260% due 03/27/2034		2,177	2,203
Sound Point CLO XX Ltd.
5.028% due 07/26/2031 •		466	466
Stonepeak ABS
2.301% due 02/28/2033		138	135
Sunrun Demeter Issuer LLC
2.270% due 01/30/2057		32,603	29,826
Switch ABS Issuer LLC
5.121% due 10/25/2055		13,100	12,914
Symphony CLO 52 Ltd.
4.815% due 01/20/2036 •		20,450	20,463
Symphony CLO XXIV Ltd.
4.796% due 10/23/2035 •		13,300	13,317
Thayer Park CLO Ltd.
4.675% due 04/20/2034 •		10,950	10,963
Toro European CLO 6 DAC
3.070% due 01/12/2032 •	EUR	5,737	6,562
Toro European CLO 7 DAC
3.093% due 02/15/2034 •		13,675	15,638
Triaxx Prime CDO Ltd.
4.590% due 10/02/2039 •		$2,660	23
4.763% due 10/02/2039 ^•(d)		13,598	115
Trinitas CLO VI Ltd.
4.777% due 01/25/2034 •		15,589	15,602
Trinitas CLO XVII Ltd.
4.825% due 10/20/2034 •		29,700	29,735

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	June 30, 2026 (Unaudited)

Valerie Asset Ltd.
5.219% due 09/15/2050 «(k)		181,202	178,250
5.267% due 09/15/2050 «(k)		25,727	23,126
Venture 32 CLO Ltd.
5.037% due 07/18/2031 •		157	157
Venture 33 CLO Ltd.
4.995% due 07/15/2031 •		380	381
Venture 36 CLO Ltd.
5.067% due 04/20/2032 •		5,638	5,641
Vibrant CLO XII Ltd.
4.825% due 04/20/2034 •		11,700	11,712
Wind River CLO Ltd.
4.785% due 07/20/2034 •		13,000	13,012
Woodward Capital Management
5.650% due 08/01/2056		36,800	39,582

			2,305,833

Total Asset-Backed Securities (Cost $3,644,825)			3,426,681

SOVEREIGN ISSUES 11.2%
Abu Dhabi Government International Bonds
3.125% due 04/16/2030		1,600	1,521
4.625% due 04/20/2033		47,500	47,345
4.875% due 04/30/2029		17,400	17,530
5.000% due 04/30/2034		16,800	17,088
Australia Government Bonds
2.750% due 06/21/2035	AUD	179,200	106,594
Brazil Government International Bonds
6.125% due 03/15/2034		$15,700	15,804
7.125% due 05/13/2054		2,450	2,469
7.250% due 01/12/2056		53,215	53,574
Brazil Letras do Tesouro Nacional
0.000% due 10/01/2026 (g)	BRL	1,926,403	360,949
0.000% due 04/01/2027 (g)		1,155,540	203,416
Canada Government Bonds
3.000% due 06/01/2034	CAD	9,200	6,381
3.250% due 12/01/2034		89,632	63,124
Colombia Government International Bonds
5.375% due 01/21/2029		$12,000	11,978
6.125% due 01/21/2031		11,400	11,525
6.500% due 01/21/2033		5,900	6,000
Colombia TES
7.000% due 06/30/2032	COP	7,783,800	1,807
9.250% due 05/28/2042		10,612,000	2,528
11.000% due 08/22/2029		352,362,300	100,059
11.500% due 07/25/2046		11,557,000	3,280
12.500% due 02/27/2030		29,187,500	8,594
12.750% due 11/28/2040		324,702,500	99,110
13.250% due 02/09/2033		331,692,000	102,401
Costa Rica Government International Bonds
5.950% due 04/27/2033	EUR	10,600	12,921
CPPIB Capital, Inc.
4.300% due 06/02/2034	CAD	8,200	6,072
Eagle Funding Luxco SARL
5.500% due 08/17/2030		$115,950	116,565
European Union
2.875% due 10/05/2029	EUR	185,300	212,913
Israel Government International Bonds
4.500% due 01/13/2031		$20,000	19,589
5.375% due 03/12/2029		31,800	32,144
5.500% due 03/12/2034		27,000	27,408
5.750% due 03/12/2054		3,900	3,734
Italy Buoni Poliennali Del Tesoro
1.100% due 08/15/2031 (h)	EUR	17,617	20,114
1.250% due 09/15/2032 (h)		18,941	21,771
2.850% due 02/01/2031		14,200	16,136
Ivory Coast Government International Bonds
5.875% due 10/17/2031		20,800	24,507
Japan Government Thirty Year Bonds
2.100% due 09/20/2054	JPY	1,300,250	5,518
2.300% due 12/20/2054		16,457,250	73,241
2.400% due 03/20/2055		19,593,500	89,305
2.800% due 06/20/2055		12,340,000	61,406
3.200% due 09/20/2055		15,871,000	85,703
3.700% due 03/20/2056		8,206,050	48,778
Japan Government Twenty Year Bonds
2.000% due 12/20/2044		20,860,000	101,740
2.400% due 03/20/2045		11,554,800	59,953
2.700% due 09/20/2045		1,021,700	5,522
Korea Development Bank
4.330% (SOFRRATE + 0.700%) due 10/23/2026 ~		$7,450	7,473
Korea National Oil Corp.
4.875% due 04/03/2029		1,700	1,713
Kuwait International Government Bonds
4.016% due 10/09/2028		18,500	18,262
4.136% due 10/09/2030		19,700	19,339

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	June 30, 2026 (Unaudited)

4.652% due 10/09/2035		14,200	13,884
4.804% due 04/20/2033		43,500	43,426
Mexico Government International Bonds
3.500% due 09/19/2029	EUR	6,100	6,925
4.500% due 03/19/2034		5,500	6,270
4.750% due 03/22/2031		$13,600	13,281
5.000% due 04/27/2051		26,100	20,658
5.125% due 03/19/2038	EUR	800	911
5.375% due 03/22/2033		$16,000	15,689
5.625% due 09/22/2035		28,400	27,647
6.000% due 05/07/2036		1,100	1,099
6.250% due 08/27/2037		9,000	9,012
6.625% due 01/29/2038		12,208	12,525
6.875% due 05/13/2037		11,400	11,973
Mexico Udibonos
4.000% due 08/24/2034 (h)	MXN	62	3
New South Wales Treasury Corp.
1.750% due 03/20/2034	AUD	96,400	52,634
2.000% due 03/08/2033		9,100	5,249
4.750% due 02/20/2037		21,000	13,790
Paraguay Government International Bonds
4.950% due 04/28/2031		$4,160	4,176
Peru Government Bonds
6.850% due 08/12/2035	PEN	93,230	28,705
7.300% due 08/12/2033		639,056	209,449
Peru Government International Bonds
5.350% due 08/12/2040		6,400	1,635
5.400% due 08/12/2034		1,051	301
6.150% due 08/12/2032		370,910	117,522
6.950% due 08/12/2031		284,001	94,514
Province of Alberta
2.050% due 08/17/2026		$6,000	5,985
Province of Quebec
3.600% due 09/01/2033	CAD	6,100	4,331
4.450% due 09/01/2034		225,700	168,374
Qatar Government International Bonds
4.400% due 04/16/2050		$46,200	39,741
4.800% due 04/08/2033		76,700	77,112
5.103% due 04/23/2048		600	574
Queensland Treasury Corp.
1.500% due 08/20/2032	AUD	80,900	46,061
2.000% due 08/22/2033		28,100	15,960
4.500% due 08/22/2035		28,600	18,731
Republic of Poland Government International Bonds
5.125% due 09/18/2034		$5,300	5,333
Republic of South Africa Government Bonds
6.250% due 03/31/2036	ZAR	208,700	10,923
7.000% due 02/28/2031		1,368,700	80,712
8.500% due 01/31/2037		851,000	51,757
8.750% due 01/31/2044		57,990	3,476
8.750% due 02/28/2048		131,800	7,914
8.875% due 02/28/2035		5,097,500	322,512
9.000% due 01/31/2040		207,980	12,845
Republic of South Africa Government International Bonds
7.100% due 11/19/2036		$4,100	4,405
Romania Government International Bonds
2.000% due 01/28/2032	EUR	33,500	33,227
2.000% due 04/14/2033		5,190	4,880
3.000% due 02/27/2027		$5,240	5,178
3.624% due 05/26/2030	EUR	25,050	28,122
5.250% due 03/10/2030		12,000	14,246
5.250% due 05/30/2032		30,900	36,048
5.375% due 06/07/2033		6,900	7,965
5.625% due 05/30/2037		29,200	32,924
6.125% due 10/07/2037		18,500	21,531
6.250% due 09/10/2034		5,700	6,883
6.500% due 10/07/2045		8,800	10,159
Saudi Government International Bonds
3.375% due 03/05/2032		17,800	20,085
3.750% due 03/05/2037		22,200	24,908
4.125% due 01/12/2029		$27,600	27,207
4.750% due 01/18/2028		34,700	34,721
4.750% due 01/16/2030		13,600	13,582
4.875% due 07/18/2033		12,100	12,040
5.000% due 01/16/2034		12,600	12,616
5.125% due 01/13/2028		37,900	38,166
5.375% due 01/13/2031		57,500	58,720
Serbia International Bonds
1.000% due 09/23/2028	EUR	16,450	17,736
2.050% due 09/23/2036		15,500	14,068
South Australian Government Financing Authority
4.750% due 05/24/2035	AUD	3,550	2,380
State of Israel
3.800% due 05/13/2060		$47,500	32,201
Treasury Corp. of Victoria
2.000% due 11/20/2037	AUD	83,800	40,727

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	June 30, 2026 (Unaudited)

2.250% due 09/15/2033		40,300	23,193
U.K. Gilts
0.500% due 10/22/2061	GBP	16,400	5,220
3.750% due 03/07/2027		447,000	591,755
4.375% due 07/31/2054		233,473	260,307
Western Australian Treasury Corp.
5.750% due 10/24/2039	AUD	6,800	4,819

Total Sovereign Issues (Cost $5,350,676)			5,358,542

		SHARES
COMMON STOCKS 0.1%
CONSUMER DISCRETIONARY 0.0%
Desarrolladora Homex SAB de CV «(e)		775,108	0

INDUSTRIALS 0.1%
Drillco Holdings Luxembourg SA «(k)		195,636	4,483
Foresea Holdings SA «		1,161,108	26,609

			31,092

REAL ESTATE 0.0%
MNSN Holdings, Inc. (e)(k)		7,633	641

Total Common Stocks (Cost $32,812)			31,733

PREFERRED SECURITIES 0.0%
BANKING & FINANCE 0.0%
CoBank ACB
4.250% due 01/01/2027 (i)		5,200,000	5,141
Encina Private Credit LLC «		3,411	0
Farm Credit Bank of Texas
7.000% due 09/15/2030 (i)		9,300,000	9,501

			14,642

INDUSTRIALS 0.0%
SVB Financial Trust
11.000% due 11/07/2032		8,700	4,002

Total Preferred Securities (Cost $22,907)			18,644

REAL ESTATE INVESTMENT TRUSTS 0.0%
REAL ESTATE 0.0%
CBL & Associates Properties, Inc.		26,809	1,423

Total Real Estate Investment Trusts (Cost $365)			1,423

SHORT-TERM INSTRUMENTS 0.7%
REPURCHASE AGREEMENTS (l) 0.7%			322,114

		PRINCIPAL AMOUNT (000s)
NIGERIA TREASURY BILLS 0.0%
21.469% due 07/07/2026 - 10/06/2026 (f)(g)	NGN	17,744,800	12,620

U.S. TREASURY BILLS 0.0%
3.686% due 07/21/2026 - 08/25/2026 (f)(g)(q)		$1,455	1,448

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	June 30, 2026 (Unaudited)

Total Short-Term Instruments (Cost $336,257)		336,182

Total Investments in Securities (Cost $62,692,485)		59,816,029

	SHARES
INVESTMENTS IN AFFILIATES 7.4%
MUTUAL FUNDS 0.1%
PIMCO Senior Loan Active Exchange-Traded Fund	586,600	28,925

Total Mutual Funds (Cost $29,652)		28,925

SHORT-TERM INSTRUMENTS 7.3%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 7.3%
PIMCO Short Asset Portfolio	255,125,706	2,512,988
PIMCO Short-Term Floating NAV Portfolio III	100,980,676	983,653

Total Short-Term Instruments (Cost $3,481,800)		3,496,641

Total Investments in Affiliates (Cost $3,511,452)		3,525,566

Total Investments 132.4% (Cost $66,203,937)		$63,341,595
Financial Derivative Instruments (n)(p) 0.5% (Cost or Premiums, net $708,316)		250,307
Other Assets and Liabilities, net (32.9)%		(15,747,333)

Net Assets 100.0%		$47,844,569

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	June 30, 2026 (Unaudited)

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
µ	All or a portion of this amount represents unfunded loan commitments. The interest rate for the unfunded portion will be determined at the time of funding.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

●

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Security is an Interest Only (“IO”) or IO Strip.
(b)	Principal only security.
(c)	When-issued security.
(d)	Security is not accruing income as of the date of this report.
(e)	Security did not produce income within the last twelve months.
(f)	Coupon represents a weighted average yield to maturity.
(g)	Zero coupon security.
(h)	Principal amount of security is adjusted for inflation.
(i)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(j)	Contingent convertible security.

(k)	RESTRICTED SECURITIES:

Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
BAMLL Commercial Mortgage Securities Trust 7.134% due 10/15/2027	09/21/2023	$48,856	$46,204	0.10%
Chick-fil-A, Inc. 4.580% due 07/21/2028	04/23/2026	9,900	9,848	0.02
Chick-fil-A, Inc. 4.600% due 07/21/2029	04/23/2026	4,400	4,363	0.01
Credit Opportunities Partners LLC 6.520% due 03/20/2028	02/20/2025	9,900	9,889	0.02
Credit Opportunities Partners LLC 6.740% due 03/20/2030	03/20/2025	8,400	8,370	0.02
Dorchester LLC 4.610% due 01/04/2027	12/10/2025	22,102	21,595	0.04
Drillco Holdings Luxembourg SA	06/08/2023	3,913	4,483	0.01
Fennovoima OYJ 0.000% due 07/10/2028	07/16/2025	9,060	8,910	0.02
Fennovoima OYJ 4.641% due 07/10/2028	07/16/2025	17,320	17,208	0.04
Fennovoima OYJ 4.680% due 07/10/2028	07/16/2025	8,263	8,174	0.02
Hardwood Funding LLC 4.840% due 06/07/2028	03/11/2025	8,900	8,879	0.02
Hardwood Funding LLC 4.980% due 06/07/2030	03/11/2025	5,800	5,775	0.01
Hardwood Funding LLC 5.160% due 06/07/2032	03/11/2025	13,900	13,891	0.03
MNSN Holdings, Inc.	06/02/2020	149	641	0.00
National Football League 5.480% due 10/05/2028	03/14/2024	27,600	27,786	0.06
Pinnacol Assurance 8.625% due 06/25/2034	06/23/2014	15,000	15,895	0.02
Ripon Investments Financing Ltd. 0.000% due 12/02/2049	12/04/2025	2,073	1,991	0.00
Royal Bank of Scotland International Ltd. 4.660% due 12/16/2028	11/18/2025	40,000	39,342	0.08
Stripe 3Y Global Holdings, Inc. 4.880% due 03/26/2029	02/25/2026	47,000	46,273	0.10
Stripe Global Holdings, Inc. 5.170% due 03/26/2031	02/25/2026	47,000	45,942	0.10
Valerie Asset Ltd. 5.219% due 09/15/2050	03/02/2026	177,068	178,250	0.37
Valerie Asset Ltd. 5.267% due 09/15/2050	03/02/2026	22,986	23,126	0.05

		$549,590	$546,835	1.14%

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(l)	REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
BAR	0.150%	06/30/2026	07/13/2026	$322,114	Barclays Bank PLC 4.050% due 09/02/2026	$(333,831)	$322,114	$322,115

Total Repurchase Agreements						$(333,831)	$322,114	$322,115

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	June 30, 2026 (Unaudited)

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date	Amount Borrowed(2)	Payable for Reverse Repurchase Agreements
BAR	(0.980)%	06/15/2026	07/13/2026	$(19,213)	$(19,221)
	(0.350)	06/15/2026	07/13/2026	(6,253)	(6,254)
	(0.340)	06/15/2026	07/13/2026	(14,047)	(14,049)
	0.000	06/15/2026	07/13/2026	(282,632)	(282,632)
	0.000	06/30/2026	07/13/2026	(63,174)	(63,174)
BOS	3.500	06/24/2026	09/08/2026	(1,700)	(1,702)

Total Reverse Repurchase Agreements					$(387,032)

SHORT SALES:

U.S. Government Agencies (0.1)%
Uniform Mortgage-Backed Security, TBA	2.500%	08/01/2056	$48,130	$(40,113)	$(40,207)

Total Short Sales (0.1)%				$(40,113)	$(40,207)

(m)	Securities with an aggregate market value of $419,962 have been pledged as collateral under the terms of master agreements as of June 30, 2026.

(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended June 30, 2026 was $(396,038) at a weighted average interest rate of (0.001)%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(n)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

WRITTEN OPTIONS:

FUTURE STYLED OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Put - CME U.S. Treasury 10-Year Note August 2026 Futures	109.250	07/24/2026	330	$330	$(81)	$(83)
Call - CME U.S. Treasury 10-Year Note August 2026 Futures	110.750	07/24/2026	330	330	(58)	(57)

					$(139)	$(140)

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS
Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Put - CBOE U.S. Treasury 10-Year Note July 2026 Futures	$108.250	07/02/2026	535	$535	$(92)	$(1)
Put - CBOE U.S. Treasury 10-Year Note July 2026 Futures	108.750	07/02/2026	1,130	1,130	(201)	(2)
Call - CBOE U.S. Treasury 10-Year Note July 2026 Futures	110.250	07/02/2026	535	535	(99)	(26)
Call - CBOE U.S. Treasury 10-Year Note July 2026 Futures	110.500	07/02/2026	1,130	1,130	(205)	(22)
Put - CBOE U.S. Treasury 10-Year Note August 2026 Futures	108.000	07/24/2026	560	560	(157)	(42)
Put - CBOE U.S. Treasury 10-Year Note August 2026 Futures	108.500	07/24/2026	1,322	1,322	(384)	(173)
Call - CBOE U.S. Treasury 10-Year Note August 2026 Futures	111.000	07/24/2026	2,540	2,540	(616)	(251)
Put - CME U.S. Treasury 10-Year Note July 2026 Futures	109.000	07/10/2026	554	554	(86)	(45)
Call - CME U.S. Treasury 10-Year Note July 2026 Futures	110.750	07/10/2026	554	554	(86)	(15)
Put - CME U.S. Treasury 10-Year Note July 2026 Futures	108.750	07/17/2026	678	678	(161)	(77)
Put - CME U.S. Treasury 10-Year Note July 2026 Futures	109.250	07/17/2026	677	677	(105)	(151)
Call - CME U.S. Treasury 10-Year Note July 2026 Futures	110.250	07/17/2026	678	678	(147)	(140)
Call - CME U.S. Treasury 10-Year Note July 2026 Futures	111.000	07/17/2026	677	677	(126)	(38)
Put - CME U.S. Treasury 10-Year Note August 2026 Futures	109.500	07/24/2026	658	658	(153)	(249)

					$(2,618)	$(1,232)

Total Written Options					$(2,757)	$(1,372)

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
CBOT 10 Year U.S. Treasury Notes Futures	09/2026	40,022	$4,398,043	$39,431	$0	$(11,881)
CBOT 2 Year U.S. Treasury Notes Futures	09/2026	15,348	3,163,726	(1,962)	0	(1,799)
CBOT 5 Year U.S. Treasury Notes Futures	09/2026	102,697	10,993,393	23,748	0	(19,256)
Long Gilt Futures	09/2026	7,238	856,491	20,571	1,248	(4,320)
Montreal Exchange 10 Year Canadian Bond Futures	09/2026	3,501	298,964	5,303	0	0
Three Month SONIA Index Futures	06/2027	1,878	597,546	2,800	0	(218)

				$89,891	$1,248	$(37,474)

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	June 30, 2026 (Unaudited)

SHORT FUTURES CONTRACTS
					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Eurex 10 Year Euro BUND Futures	09/2026	3,271	$(475,926)	$(4,983)	$486	$0
SFE 10 Year Australian Bond Futures	09/2026	1,408	(107,053)	(23)	68	(29)
Ultra U.S. Treasury Bond Futures	09/2026	1,765	(205,016)	(5,035)	1,323	0

				$(10,041)	$1,877	$(29)

Total Futures Contracts				$79,850	$3,125	$(37,503)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)

										Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2026(2)	Notional Amount(3)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability
AES Corp.	5.000%	Quarterly	06/20/2028	0.411%		$1,100	$103	$(5)	$98	$0	$0
AES Corp.	5.000	Quarterly	12/20/2028	0.517		3,600	400	(14)	386	0	(2)
AT&T, Inc.	1.000	Quarterly	12/20/2027	0.369		20,400	213	(23)	190	0	(6)
AT&T, Inc.	1.000	Quarterly	06/20/2028	0.395		75,100	980	(95)	885	0	(13)
Boeing Co.	1.000	Quarterly	12/20/2026	0.199		17,200	84	(14)	70	0	0
Boeing Co.	1.000	Quarterly	06/20/2027	0.251		8,200	66	(5)	61	0	0
Boeing Co.	1.000	Quarterly	12/20/2027	0.308		44,900	475	(17)	458	0	(5)
Boeing Co.	1.000	Quarterly	12/20/2029	0.464		1,900	32	1	33	0	0
Boeing Co.	1.000	Quarterly	06/20/2030	0.501		97,550	1,694	113	1,807	21	0
Boeing Co.	1.000	Quarterly	06/20/2031	0.609		21,250	332	45	377	4	0
British Telecommunications PLC	1.000	Quarterly	12/20/2027	0.147	EUR	7,500	119	(10)	109	1	0
Deutsche Bank	1.000	Quarterly	12/20/2030	0.645		67,200	817	350	1,167	0	(21)
General Motors Co.	5.000	Quarterly	12/20/2026	0.212		$7,100	211	(41)	170	0	0
General Motors Co.	5.000	Quarterly	06/20/2028	0.419		6,962	645	(28)	617	0	0
Hess Corp.	1.000	Quarterly	12/20/2026	0.071		1,900	11	(2)	9	0	0
MetLife, Inc.	1.000	Quarterly	06/20/2031	0.744		1,800	18	3	21	1	0
Oracle Corp.	1.000	Quarterly	06/20/2030	1.423		57,600	(1,025)	166	(859)	6	0
Oracle Corp.	1.000	Quarterly	12/20/2030	1.575		15,000	(388)	50	(338)	0	(5)
Prudential Financial, Inc.	1.000	Quarterly	06/20/2031	0.834		4,100	16	15	31	2	0
Verizon Communications, Inc.	1.000	Quarterly	12/20/2026	0.233		9,300	46	(10)	36	0	0
Verizon Communications, Inc.	1.000	Quarterly	12/20/2027	0.337		3,700	40	(4)	36	0	(1)
Verizon Communications, Inc.	1.000	Quarterly	06/20/2028	0.360		42,050	573	(49)	524	0	(8)
Verizon Communications, Inc.	1.000	Quarterly	12/20/2028	0.413		8,500	132	(12)	120	0	(4)
Verizon Communications, Inc.	1.000	Quarterly	12/20/2029	0.506		14,200	258	(27)	231	0	(10)
Volkswagen International Finance NV	1.000	Quarterly	06/20/2028	0.379	EUR	3,400	52	(4)	48	0	0
Volkswagen International Finance NV	1.000	Quarterly	12/20/2028	0.474		6,300	101	(8)	93	0	(2)
Williams Cos., Inc.	1.000	Quarterly	12/20/2026	0.105		$6,800	38	(8)	30	0	0

							$6,043	$367	$6,410	$35	$(77)

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(1)

										Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)			Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability
CDX.IG-45 5-Year Index	1.000%	Quarterly	12/20/2030	$		154,930	$3,273	$128	$3,401	$0	$(16)
CDX.IG-46 5-Year Index	1.000	Quarterly	06/20/2031			807,185	17,099	824	17,923	0	(100)
CDX.iTraxx Crossover 44 5-Year Index	1.000	Quarterly	12/20/2030		EUR	19,290	464	36	500	4	0
CDX.iTraxx Main 45 5-Year Index	1.000	Quarterly	06/20/2031			111,625	2,634	258	2,892	30	0

							$23,470	$1,246	$24,716	$34	$(116)

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	June 30, 2026 (Unaudited)

INTEREST RATE SWAPS

										Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Receive(5)	1-Day GBP-SONIO Compounded-OIS	4.000%	Annual	09/16/2036	GBP	507,810	$29,803	$(10,094)	$19,709	$1,332	$0
Receive	1-Day GBP-SONIO Compounded-OIS	0.900	Annual	03/11/2052		19,400	15,500	(449)	15,051	64	0
Receive	1-Day GBP-SONIO Compounded-OIS	0.900	Annual	03/15/2052		16,500	13,186	(391)	12,795	54	0
Receive	1-Day GBP-SONIO Compounded-OIS	4.500	Annual	03/18/2056		1,170	101	(36)	65	6	0
Receive(5)	1-Day GBP-SONIO Compounded-OIS	4.500	Annual	09/16/2056		46,930	4,195	(1,360)	2,835	243	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	1.250	Annual	06/18/2032	JPY	95,600,000	16,554	9,402	25,956	850	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2029		$879,430	(1,531)	6,420	4,889	1,492	0
Receive	1-Day USD-SOFR Compounded-OIS	3.842	Annual	03/04/2030		62,500	(319)	459	140	113	0
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/18/2030		568,000	9,802	4,091	13,893	1,126	0
Receive	1-Day USD-SOFR Compounded-OIS	3.550	Annual	10/31/2030		59,400	402	536	938	134	0
Receive	1-Day USD-SOFR Compounded-OIS	3.572	Annual	10/31/2030		49,200	288	439	727	111	0
Receive	1-Day USD-SOFR Compounded-OIS	3.582	Annual	10/31/2030		106,700	584	946	1,530	240	0
Receive	1-Day USD-SOFR Compounded-OIS	3.623	Annual	10/31/2030		59,200	222	513	735	133	0
Receive	1-Day USD-SOFR Compounded-OIS	3.664	Annual	10/31/2030		133,600	279	1,128	1,407	301	0
Receive	1-Day USD-SOFR Compounded-OIS	3.677	Annual	10/31/2030		129,000	201	1,080	1,281	291	0
Receive	1-Day USD-SOFR Compounded-OIS	3.687	Annual	10/31/2030		204,400	231	1,702	1,933	461	0
Receive	1-Day USD-SOFR Compounded-OIS	3.689	Annual	10/31/2030		241,800	253	2,011	2,264	545	0
Receive	1-Day USD-SOFR Compounded-OIS	3.691	Annual	10/31/2030		242,900	235	2,017	2,252	548	0
Receive	1-Day USD-SOFR Compounded-OIS	3.721	Annual	10/31/2030		161,100	(46)	1,313	1,267	363	0
Receive	1-Day USD-SOFR Compounded-OIS	3.722	Annual	10/31/2030		140,400	(43)	1,144	1,101	317	0
Receive	1-Day USD-SOFR Compounded-OIS	3.727	Annual	10/31/2030		116,900	(59)	949	890	264	0
Receive	1-Day USD-SOFR Compounded-OIS	3.732	Annual	10/31/2030		74,700	(53)	604	551	168	0
Receive	1-Day USD-SOFR Compounded-OIS	3.739	Annual	10/31/2030		111,100	(113)	895	782	251	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	03/18/2031		336,200	3,346	2,740	6,086	841	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	05/15/2032		471,429	482	3,613	4,095	1,494	0
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/18/2032		189,460	5,412	1,330	6,742	603	0
Receive	1-Day USD-SOFR Compounded-OIS	3.613	Annual	08/15/2033		206,900	2,806	1,947	4,753	786	0
Receive	1-Day USD-SOFR Compounded-OIS	3.687	Annual	08/15/2033		312,700	2,780	2,775	5,555	1,190	0
Receive	1-Day USD-SOFR Compounded-OIS	3.709	Annual	08/15/2033		303,200	2,269	2,641	4,910	1,155	0
Receive	1-Day USD-SOFR Compounded-OIS	3.718	Annual	08/15/2033		437,940	3,036	3,787	6,823	1,668	0
Receive	1-Day USD-SOFR Compounded-OIS	3.734	Annual	08/15/2033		235,900	1,395	2,013	3,408	899	0
Receive	1-Day USD-SOFR Compounded-OIS	3.899	Annual	03/11/2035		37,800	(9)	214	205	173	0
Receive	1-Day USD-SOFR Compounded-OIS	3.975	Annual	03/21/2035		41,800	(246)	235	(11)	192	0
Receive	1-Day USD-SOFR Compounded-OIS	3.930	Annual	03/24/2035		70,100	(173)	399	226	322	0
Receive	1-Day USD-SOFR Compounded-OIS	3.884	Annual	03/25/2035		2,980	3	17	20	14	0
Receive	1-Day USD-SOFR Compounded-OIS	3.836	Annual	05/02/2035		166,400	1,259	545	1,804	768	0

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	June 30, 2026 (Unaudited)

Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/18/2035		487,900	24,611	2,570	27,181	2,231	0
Receive	1-Day USD-SOFR Compounded-OIS	3.715	Annual	08/15/2035		100,003	1,533	570	2,103	472	0
Receive	1-Day USD-SOFR Compounded-OIS	3.551	Annual	09/17/2035		30,700	887	238	1,125	145	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	4.000	Annual	02/15/2036		114,300	(269)	388	119	570	0
Receive	1-Day USD-SOFR Compounded-OIS	3.748	Annual	03/03/2036		62,200	967	328	1,295	309	0
Receive	1-Day USD-SOFR Compounded-OIS	3.775	Annual	03/03/2036		61,300	818	320	1,138	305	0
Receive	1-Day USD-SOFR Compounded-OIS	4.000	Annual	03/18/2036		83,900	(412)	416	4	422	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/17/2036		362,600	10,665	(2,668)	7,997	1,844	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	09/16/2036		214,350	4,842	116	4,958	1,117	0
Receive	1-Day USD-SOFR Compounded-OIS	2.617	Annual	02/15/2048		105,500	24,666	67	24,733	846	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	12/21/2052		616,800	245,333	5,123	250,456	4,750	0
Receive	1-Day USD-SOFR Compounded-OIS	4.083	Annual	11/15/2053		22,900	498	(13)	485	246	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/20/2054		1,299,650	152,457	(803)	151,654	13,176	0
Receive	1-Day USD-SOFR Compounded-OIS	3.765	Annual	12/17/2054		25,630	1,888	(21)	1,867	270	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/18/2054		204,260	24,074	76	24,150	2,082	0
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	03/19/2055		146,600	23,419	45	23,464	1,451	0
Receive	1-Day USD-SOFR Compounded-OIS	4.000	Annual	06/17/2056		891,740	35,193	(6,075)	29,118	9,772	0
Pay	1-Year BRL-CDI	11.463	Maturity	01/04/2027	BRL	310,700	(2,363)	(340)	(2,703)	12	0
Pay	1-Year BRL-CDI	11.548	Maturity	01/04/2027		2,520,500	(18,344)	(2,633)	(20,977)	95	0
Pay	1-Year BRL-CDI	11.754	Maturity	01/04/2027		213,300	(1,406)	(200)	(1,606)	8	0
Pay	1-Year BRL-CDI	13.926	Maturity	01/04/2027		169,900	(244)	(26)	(270)	7	0
Pay	1-Year BRL-CDI	13.927	Maturity	01/04/2027		1,633,700	(2,338)	(252)	(2,590)	65	0
Pay	1-Year BRL-CDI	14.009	Maturity	01/04/2027		108,600	(134)	(14)	(148)	4	0
Receive	1-Year BRL-CDI	13.000	Maturity	01/02/2029		387,600	1,281	741	2,022	0	(162)
Receive	1-Year BRL-CDI	13.017	Maturity	01/02/2029		1,647,900	5,357	3,132	8,489	0	(687)
Pay	1-Year BRL-CDI	13.291	Maturity	01/02/2029		878,000	(2,323)	(1,586)	(3,909)	367	0
Pay	1-Year BRL-CDI	13.320	Maturity	01/02/2029		95,000	(240)	(170)	(410)	40	0
Pay	1-Year BRL-CDI	13.354	Maturity	01/02/2029		129,700	(308)	(229)	(537)	54	0
Pay	1-Year BRL-CDI	13.400	Maturity	01/02/2029		1,177,500	(2,282)	(1,995)	(4,277)	492	0
Pay	1-Year BRL-CDI	13.657	Maturity	01/02/2031		722,600	328	(1,598)	(1,270)	405	0
Pay	1-Year BRL-CDI	13.681	Maturity	01/02/2031		214,800	122	(471)	(349)	120	0
Pay	1-Year BRL-CDI	13.725	Maturity	01/02/2031		11,100	8	(24)	(16)	6	0
Pay	1-Year BRL-CDI	13.899	Maturity	01/02/2031		63,650	(94)	58	(36)	35	0
Pay	1-Year BRL-CDI	14.035	Maturity	01/02/2031		2,507,910	(641)	1,116	475	1,394	0
Pay	1-Year BRL-CDI	14.067	Maturity	01/02/2031		500,000	1,093	(965)	128	278	0
Pay	1-Year BRL-CDI	14.375	Maturity	01/02/2031		144,300	176	74	250	80	0
Pay	3-Month NZD-BBR	3.750	Semi-Annual	06/15/2027	NZD	668,600	2,339	292	2,631	0	(55)
Pay	3-Month NZD-BBR	4.250	Semi-Annual	12/21/2027		64,900	495	59	554	0	(6)
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	09/20/2033	AUD	323,800	(7,632)	4,742	(2,890)	0	(89)
Pay(5)	6-Month AUD-BBR-BBSW	4.750	Semi-Annual	12/20/2033		16,400	(153)	157	4	0	(1)
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	03/20/2034		154,300	(3,961)	2,355	(1,606)	0	(43)
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	09/18/2034		305,200	(8,442)	4,840	(3,602)	0	(87)
Pay	6-Month AUD-BBR-BBSW	4.000	Semi-Annual	03/19/2035		171,600	(9,569)	2,806	(6,763)	0	(52)
Pay	6-Month EUR-EURIBOR	0.700	Annual	04/11/2027	EUR	63,800	(1,397)	36	(1,361)	0	(14)
Pay	6-Month EUR-EURIBOR	0.650	Annual	04/12/2027		153,600	(3,447)	84	(3,363)	0	(35)
Pay	6-Month EUR-EURIBOR	0.650	Annual	05/11/2027		214,200	(5,308)	479	(4,829)	0	(52)
Pay	6-Month EUR-EURIBOR	1.000	Annual	05/13/2027		233,700	(4,861)	550	(4,311)	0	(49)
Pay	6-Month EUR-EURIBOR	1.000	Annual	05/18/2027		133,700	(2,821)	310	(2,511)	0	(29)
Receive	6-Month EUR-EURIBOR	2.760	Annual	01/03/2029		4,700	11	(34)	(23)	1	0
Receive	6-Month EUR-EURIBOR	2.300	Annual	09/25/2029		52,500	1,098	(997)	101	39	0
Receive	6-Month EUR-EURIBOR	2.050	Annual	10/05/2029		37,600	724	(250)	474	0	(14)
Receive	6-Month EUR-EURIBOR	2.056	Annual	10/05/2029		56,000	1,063	(372)	691	0	(23)
Receive	6-Month EUR-EURIBOR	2.063	Annual	10/05/2029		91,700	1,713	(608)	1,105	0	(43)

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	June 30, 2026 (Unaudited)

Receive	6-Month EUR-EURIBOR	2.400	Annual	04/09/2030		34,600	693	(237)	456	26	0
Receive	6-Month EUR-EURIBOR	2.350	Annual	04/29/2030		27,800	613	(193)	420	20	0
Pay	6-Month EUR-EURIBOR	2.410	Annual	11/05/2034		28,900	(1,529)	832	(697)	0	(33)
Pay	6-Month EUR-EURIBOR	2.420	Annual	03/07/2035		10,640	(571)	172	(399)	0	(12)
Pay(5)	6-Month EUR-EURIBOR	2.750	Annual	09/16/2036		1,022,300	(36,415)	17,983	(18,432)	0	(1,347)
Receive(5)	6-Month EUR-EURIBOR	3.000	Annual	09/16/2056		380,130	12,897	(6,018)	6,879	494	0
Pay	28-Day MXN-TIIE	7.750	Lunar	04/01/2030	MXN	678,900	69	266	335	0	(112)
Receive	CAONREPO	3.500	Semi-Annual	06/01/2032	CAD	589,500	(10,961)	(3,145)	(14,106)	185	0
Receive	CAONREPO	2.850	Semi-Annual	06/01/2033		3,200	38	(25)	13	1	0
Receive	CAONREPO	2.900	Semi-Annual	06/01/2033		1,100	11	(9)	2	0	0
Receive	CAONREPO	3.000	Semi-Annual	06/01/2033		48,700	240	(372)	(132)	15	0
Receive	CAONREPO	3.750	Semi-Annual	12/20/2033		27,500	(835)	(170)	(1,005)	10	0
Receive	CAONREPO	2.740	Semi-Annual	06/01/2034		37,600	845	(355)	490	15	0
Receive	CAONREPO	3.000	Semi-Annual	06/01/2034		116,400	1,032	(1,032)	0	46	0

							$566,829	$63,016	$629,845	$63,834	$(2,945)

Total Swap Agreements							$596,342	$64,629	$660,971	$63,903	$(3,138)

(o)

Securities with an aggregate market value of $1,011,193 and cash of $12,243 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2026.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	This instrument has a forward starting effective date.

(p)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
AZD	07/2026	AUD	113,585		$81,222	$2,582	$0
	07/2026	CNH	27,314		4,044	22	0
	07/2026	NZD	417,766		248,807	11,537	0
	07/2026	SGD	9,864		7,736	111	0
	07/2026		$9,093	CAD	12,926	21	0
	07/2026		109,400	NZD	193,663	591	0
	08/2026	CAD	12,908		$9,093	0	(21)
	08/2026	NZD	193,663		109,524	0	(590)
	08/2026		$10	SGD	13	0	0
BOA	07/2026	BRL	79,210		$15,261	0	(83)
	07/2026	CHF	66,261		82,141	135	0
	07/2026	DKK	23,435		3,645	63	0
	07/2026	GBP	6,012		8,031	56	0
	07/2026	ILS	50		17	0	0
	07/2026	INR	25,445		269	0	0
	07/2026	JPY	657,338		4,133	90	0
	07/2026	NOK	94,540		9,559	8	0
	07/2026	SGD	103,431		80,991	1,045	0
	07/2026		$2,983	AUD	4,164	0	(100)
	07/2026		15,301	BRL	79,210	42	0
	07/2026		22,866	CNH	154,622	0	(97)
	07/2026		20,012	COP	68,961,014	75	0
	07/2026		1,900	EUR	1,632	0	(35)
	07/2026		3,275	GBP	2,433	0	(47)
	07/2026		590	KRW	899,044	0	(9)
	07/2026		13,912	NOK	129,202	0	(860)
	07/2026		3,287	PLN	12,411	12	0
	08/2026	ILS	44,175		$14,852	0	(7)
	08/2026		$5,505	INR	521,950	0	(2)
	08/2026		23	SGD	30	0	0
	09/2026	COP	212,446,305		$54,304	0	(6,749)
	09/2026	MXN	2,007,119		114,598	577	(30)
	09/2026	PEN	6,705		1,977	22	0
	09/2026		$4,715	INR	448,240	0	(8)

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	June 30, 2026 (Unaudited)

	10/2026	BRL	76,100		$13,925	0	(498)
	10/2026	COP	70,589,983		20,012	0	(83)
	10/2026		$14,421	BRL	76,471	73	0
	11/2026	PEN	27,042		$7,853	0	(16)
	12/2026	COP	13,895,924		3,492	0	(418)
BPS	07/2026	BRL	1,375,961		266,426	2,238	(2,352)
	07/2026	CAD	135,033		95,354	143	0
	07/2026	CHF	19,383		24,640	651	0
	07/2026	CNH	245,832		36,328	127	0
	07/2026	COP	35,489,857		9,864	0	(474)
	07/2026	EUR	1,325,960		1,544,762	29,720	0
	07/2026	IDR	2,980,235,627		166,221	71	(194)
	07/2026	ILS	65,385		22,186	203	0
	07/2026	INR	4,856,096		50,560	0	(741)
	07/2026	JPY	2,925,028		18,396	407	0
	07/2026	KRW	24,488,544		16,035	201	0
	07/2026	NOK	78,940		8,027	52	0
	07/2026	SGD	184,617		142,848	149	0
	07/2026	THB	746,257		22,718	279	(46)
	07/2026		$14,965	AUD	21,716	70	0
	07/2026		268,932	BRL	1,375,961	125	(2,517)
	07/2026		366	CZK	7,622	0	(7)
	07/2026		7,180	EUR	6,264	0	(22)
	07/2026		89,809	GBP	67,839	192	(16)
	07/2026		81,106	IDR	1,449,709,826	60	(172)
	07/2026		253,393	INR	24,012,165	418	(428)
	07/2026		18,036	JPY	2,916,300	0	(100)
	07/2026		43,435	KRW	66,684,604	0	(324)
	07/2026		1,881	KWD	574	0	(26)
	07/2026		4,529	NOK	42,970	0	(188)
	07/2026		13,693	PLN	51,484	0	(7)
	07/2026		95	TWD	3,007	0	(1)
	07/2026	ZAR	346,331		$21,110	0	0
	08/2026	IDR	427,779,534		23,810	0	(13)
	08/2026	ILS	59,853		20,100	0	(33)
	08/2026		$33,765	BRL	173,963	63	(387)
	08/2026		46,194	INR	4,384,097	28	0
	08/2026		56	NOK	554	0	0
	09/2026	IDR	290,054,342		$15,972	0	(128)
	09/2026	MXN	341,271		19,408	16	0
	09/2026	THB	609,552		18,792	328	0
	09/2026		$55,397	COP	202,430,592	2,778	0
	09/2026		92,652	IDR	1,640,107,761	138	(1,754)
	09/2026		13,615	INR	1,293,401	0	(29)
	09/2026		3,715	THB	121,767	0	(27)
	10/2026	BRL	588,203		$108,142	275	(3,616)
	10/2026		$14,648	BRL	77,949	125	0
	12/2026		10,138	IDR	184,577,388	39	0
	04/2027	BRL	547,740		$101,567	1,720	(78)
	06/2027		$2,856	KWD	866	0	(39)
	05/2029	KWD	13,824		$47,524	2,440	0
	07/2029		1,291		4,440	229	0
	06/2031		2,513		8,455	229	0
BRC	07/2026	COP	26,546,616		6,992	0	(730)
	07/2026	ILS	80,525		27,207	134	0
	07/2026	JPY	1,335,691		8,263	48	0
	07/2026	TRY	188,055		3,922	0	(51)
	07/2026		$7,711	COP	26,546,616	11	0
	07/2026		2,741	GBP	2,074	10	0
	07/2026		1,532	MYR	6,222	0	(9)
	07/2026		289,334	TRY	13,800,536	3,316	0
	07/2026	ZAR	2,443,554		$149,873	1,047	(118)
	08/2026	COP	13,698,501		3,628	0	(351)
	08/2026		$8,263	JPY	1,332,189	0	(48)
	09/2026	COP	26,546,616		$7,615	0	(14)
BSH	07/2026	BRL	98,600		19,052	0	(48)
	07/2026	EUR	846,847		987,368	19,761	0
	07/2026	JPY	15,500,233		97,488	2,158	0
	07/2026		$19,451	BRL	98,600	0	(351)
	07/2026		184,809	NZD	327,095	965	0
	08/2026	NZD	327,095		$185,018	0	(963)
	08/2026	PEN	171,839		50,724	505	0
	08/2026		$6,417	BRL	33,451	13	0
	10/2026	BRL	1,117,800		$206,332	0	(5,525)
	10/2026	PEN	19,543		5,777	85	0
	01/2027		267,760		78,827	1,091	0
	02/2027		34,314		9,858	0	(95)
	04/2027	BRL	108,400		20,088	312	0
CBK	07/2026	CAD	3,618		2,624	73	0
	07/2026	COP	383,036,807		102,426	0	(9,186)
	07/2026	IDR	78,181,505		4,368	0	(5)
	07/2026	ILS	72,904		25,097	586	0
	07/2026	INR	3,282,154		34,786	113	0
	07/2026	NOK	83,180		8,967	563	0
	07/2026	PEN	93,794		27,825	406	0
	07/2026		$2,749	AUD	3,916	0	(37)

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	June 30, 2026 (Unaudited)

	07/2026		2,575	CAD	3,654	2	0
	07/2026		88,903	COP	309,333,252	1,227	0
	07/2026		784	DKK	5,024	0	(16)
	07/2026		2,632	GBP	1,962	0	(30)
	07/2026		214	HUF	65,558	0	(4)
	07/2026		28,092	IDR	504,027,431	64	0
	07/2026		33,872	INR	3,282,154	802	0
	07/2026		49,554	JPY	8,007,200	0	(308)
	07/2026		3,794	KRW	5,735,087	0	(86)
	07/2026		727	PEN	2,468	0	(5)
	07/2026		22,345	PLN	81,654	0	(640)
	07/2026		2,060	SEK	19,030	0	(97)
	07/2026		34	TWD	1,077	0	0
	08/2026	ILS	137,481		$47,861	1,619	0
	08/2026	PEN	401,186		115,095	545	(2,680)
	08/2026		$18,474	EUR	16,191	51	0
	08/2026		7,449	ILS	22,121	0	(8)
	08/2026		8,581	INR	814,586	8	(1)
	08/2026		6,991	PEN	23,855	0	(20)
	09/2026	COP	229,193,439		$59,338	0	(6,528)
	09/2026	IDR	1,062,416,030		58,851	0	(119)
	09/2026	INR	326,385		3,396	0	(32)
	09/2026	PEN	9,133		2,641	0	(22)
	09/2026	THB	875,485		26,426	0	(93)
	09/2026		$209,501	COP	765,201,298	10,402	0
	09/2026		19,226	IDR	342,881,157	0	(194)
	09/2026		52	INR	4,995	0	0
	09/2026		7,953	MXN	142,252	131	0
	10/2026	COP	177,257,066		$50,131	0	(349)
	10/2026	PEN	132,372		38,968	396	0
	11/2026	COP	140,132,813		38,772	0	(917)
	11/2026	PEN	9,481		2,772	13	0
	12/2026		184,200		53,136	0	(427)
	12/2026		$30,759	IDR	559,202,028	74	0
	01/2027	PEN	34,859		$10,191	63	0
DUB	07/2026	IDR	67,467,907		3,772	4	0
	07/2026	INR	1,575,178		16,680	47	0
	07/2026	PEN	52,768		15,537	103	0
	07/2026	RON	6,264		1,385	21	0
	07/2026	SGD	11,869		9,305	131	0
	07/2026		$396	CZK	8,237	0	(8)
	07/2026		11,131	INR	1,073,702	201	0
	07/2026		6,619	NOK	61,501	0	(406)
	07/2026		7,411	PEN	25,282	0	(21)
	07/2026		22,309	PLN	82,778	0	(305)
	07/2026	ZAR	795,366		$49,133	653	0
	08/2026	PEN	60,373		17,879	254	0
	08/2026		$18	SGD	23	0	0
	09/2026	IDR	820,474,857		$45,593	53	(1)
	09/2026	PEN	25,354		7,411	20	0
	09/2026		$11,801	IDR	214,291,392	94	0
	09/2026		16,680	INR	1,585,853	0	(42)
	12/2026	COP	229,055,783		$57,538	0	(6,907)
	12/2026	PEN	83,616		24,091	0	(223)
	12/2026		$9,322	IDR	168,932,479	0	(8)
FAR	07/2026	CNH	244,568		$36,149	134	0
	07/2026	INR	1,483,585		15,724	51	0
	07/2026	JPY	522,026		3,225	15	0
	07/2026	PEN	38,095		11,373	239	0
	07/2026	SGD	665,028		521,275	7,243	0
	07/2026		$135,464	CNH	921,424	224	0
	07/2026		2,452,222	EUR	2,150,132	4,519	0
	07/2026		431,037	GBP	325,828	1,157	0
	07/2026		15,546	INR	1,483,585	127	0
	07/2026		362,630	JPY	58,664,690	0	(1,827)
	07/2026		112,580	PLN	412,699	0	(2,875)
	07/2026	ZAR	399,755		$24,223	0	(143)
	08/2026	AUD	294,086		202,356	0	(1,135)
	08/2026	CNH	919,399		135,464	0	(214)
	08/2026	COP	47,367,075		12,548	0	(1,210)
	08/2026	EUR	2,150,132		2,455,529	0	(4,507)
	08/2026	GBP	858,678		1,135,966	0	(3,003)
	08/2026	ILS	82,595		28,850	1,071	0
	08/2026	JPY	58,030,971		359,600	1,767	0
	08/2026		$3,225	JPY	520,665	0	(15)
	08/2026		58	SGD	75	0	0
	09/2026	COP	49,902,872		$12,777	0	(1,564)
	09/2026		$7,596	INR	727,939	50	0
	09/2026		84,437	MXN	1,481,276	22	(288)
	12/2026	COP	400,150,000		$100,000	0	(12,582)
	03/2027		401,616,212		98,207	0	(12,333)
GLM	07/2026	BRL	1,550,234		293,867	0	(6,432)
	07/2026	COP	1,396,584		367	0	(40)
	07/2026	IDR	484,743,341		27,082	0	(29)
	07/2026	KRW	10,781,704		6,982	17	0
	07/2026	RON	561		122	0	0

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	June 30, 2026 (Unaudited)

	07/2026	SEK	19,030		2,029	67	0
	07/2026		$293,040	BRL	1,550,234	8,363	(1,104)
	07/2026		874,377	CAD	1,244,238	2,928	0
	07/2026		43,531	COP	153,282,665	1,129	0
	07/2026		27,035	IDR	484,743,341	76	0
	07/2026		35,721	ILS	104,048	0	(740)
	07/2026		6,982	KRW	10,780,168	0	(13)
	07/2026		67,566	PLN	251,967	0	(588)
	07/2026		1,045	RON	4,728	0	(14)
	08/2026	CAD	1,242,470		$874,377	0	(2,930)
	08/2026		$337,029	BRL	1,732,265	0	(4,041)
	08/2026		10,797	INR	1,035,578	107	0
	09/2026	COP	5,201,739		$1,491	0	(4)
	09/2026	IDR	487,582,050		27,035	0	(28)
	09/2026	MXN	694,237		39,434	5	(20)
	09/2026	THB	1,795,428		55,635	1,250	0
	09/2026		$124,360	BRL	648,749	165	(703)
	09/2026		55,086	IDR	989,132,824	130	(314)
	09/2026		43,666	INR	4,198,743	438	0
	09/2026		87,351	MXN	1,525,370	0	(674)
	10/2026		77,913	BRL	413,671	490	0
	11/2026	COP	152,397,511		$42,019	0	(1,144)
	04/2027	BRL	297,300		55,231	1,040	(46)
IND	07/2026		$1,402	DKK	8,981	0	(29)
JPM	07/2026	AUD	491,640		$350,489	10,102	0
	07/2026	BRL	292,709		54,740	0	(1,961)
	07/2026	CNH	150,422		22,197	46	0
	07/2026	HUF	34,372		112	2	0
	07/2026	ILS	205,948		68,973	0	(243)
	07/2026	INR	452,508		4,792	12	0
	07/2026	KRW	3,331,607		2,152	0	0
	07/2026	NOK	125,145		12,643	0	0
	07/2026	NZD	17,330		10,239	396	0
	07/2026		$56,868	BRL	292,709	118	(285)
	07/2026		68	CHF	53	0	(2)
	07/2026		14,065	GBP	10,481	0	(162)
	07/2026		4,104	IDR	73,786,088	17	0
	07/2026		4,796	INR	452,508	0	(16)
	07/2026		3,229	KRW	4,958,138	1	(24)
	07/2026		12,875	NZD	22,830	91	0
	07/2026		21,962	PLN	80,226	11	(646)
	07/2026		14,932	THB	499,118	97	0
	08/2026	ILS	524,686		$178,854	2,370	0
	08/2026		$18,295	INR	1,737,000	19	(1)
	08/2026		12,643	NOK	125,200	0	0
	09/2026	IDR	77,585,558		$4,295	3	(14)
	09/2026	MXN	146,438		8,297	10	(34)
	09/2026	THB	3,150,658		96,228	944	(152)
	09/2026	TWD	1,746,246		55,165	490	0
	09/2026		$38,304	COP	140,095,917	1,957	0
	09/2026		36,714	INR	3,500,575	37	(6)
	09/2026		214,363	MXN	3,747,636	0	(1,409)
	10/2026	BRL	144,300		$26,275	0	(1,074)
	10/2026		$16,053	BRL	85,234	102	0
	12/2026	MXN	45,523		$2,582	13	0
	12/2026		$364,959	MXN	6,445,541	0	(1,307)
	04/2027	BRL	202,100		$36,985	218	(103)
MBC	07/2026	AUD	34,424		24,141	307	0
	07/2026	CHF	62,312		77,782	842	(180)
	07/2026	COP	10,354,981		2,731	0	(285)
	07/2026	EUR	16,333		18,986	324	0
	07/2026	IDR	6,887,839		385	0	0
	07/2026	INR	1,581,402		16,746	47	0
	07/2026	JPY	14,715,347		92,571	2,068	0
	07/2026	NOK	41,217		4,159	1	(6)
	07/2026	NZD	145,491		83,386	754	0
	07/2026		$48,932	AUD	69,626	96	(823)
	07/2026		35,979	EUR	31,111	0	(432)
	07/2026		9,870	GBP	7,356	0	(113)
	07/2026		373	IDR	6,672,670	0	0
	07/2026		193	ILS	569	0	(2)
	07/2026		25,818	INR	2,488,714	447	0
	07/2026		1,804	JPY	287,600	0	(35)
	07/2026		10,208	KRW	15,474,731	0	(203)
	07/2026		20,075	NOK	189,904	0	(890)
	07/2026		16,307	NZD	28,653	76	(109)
	08/2026	ILS	5,029		$1,680	0	(12)
	08/2026		$1,472	EUR	1,289	3	0
	08/2026		6,476	INR	615,225	10	0
	08/2026		1,594	NOK	15,849	6	0
	09/2026	MXN	17,995		$1,021	0	(2)
	09/2026	THB	582,795		17,454	0	(199)
	09/2026		$12	IDR	216,266	0	0
	09/2026		69,347	INR	6,634,415	354	(57)
MYI	07/2026	HUF	65,558		$214	3	0
	07/2026		$2,499	GBP	1,861	0	(31)

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	June 30, 2026 (Unaudited)

NGF	07/2026	IDR	448,688,568		$25,068	0	(27)
	07/2026		$25,163	IDR	448,688,568	0	(69)
	07/2026		26,110	INR	2,511,835	414	0
	07/2026		23,555	TRY	1,107,178	57	0
	09/2026	IDR	451,204,907		$25,163	119	0
	09/2026		$11,764	IDR	209,336,473	0	(145)
RYL	07/2026		7,249	GBP	5,485	27	0
SCX	07/2026	GBP	1,296,670		$1,736,603	16,635	0
	07/2026	INR	1,240,179		13,090	0	(6)
	07/2026	JPY	22		0	0	0
	07/2026	NGN	2,444,106		1,764	0	(2)
	07/2026		$1,717	CAD	2,368	0	(48)
	07/2026		9,537	IDR	171,143,331	22	0
	07/2026		34,362	INR	3,293,663	417	0
	07/2026		18,046	JPY	2,867,300	0	(412)
	07/2026		58,424	KRW	83,563,218	0	(4,398)
	07/2026		4,718	NZD	8,346	22	0
	08/2026	CHF	340,335		$421,890	0	(838)
	08/2026		$26,846	INR	2,572,196	238	0
	08/2026		0	JPY	22	0	0
	09/2026	IDR	512,886,509		$28,411	0	(57)
	09/2026	THB	825,096		25,402	434	(24)
	09/2026		$29,994	IDR	538,414,582	61	(170)
	09/2026		13,090	INR	1,248,491	9	0
	11/2026	NGN	899,330		$556	0	(62)
SOG	07/2026	CAD	230,629		167,057	4,442	0
	07/2026	CNH	407,859		60,292	231	0
	07/2026	JPY	37,611,197		236,746	5,427	0
	07/2026		$169,837	AUD	246,140	578	0
	07/2026		1,468	DKK	9,430	0	(27)
	07/2026		455,654	GBP	344,514	1,326	0
	07/2026		752,649	SGD	974,823	837	0
	08/2026	AUD	246,140		$169,728	0	(587)
	08/2026	CAD	10,424		7,348	0	(13)
	08/2026	GBP	344,514		455,640	0	(1,330)
	08/2026	SGD	972,624		752,649	0	(865)
	08/2026		$10	JPY	1,656	0	0
SSB	07/2026	CAD	912,087		$661,443	18,335	0
	07/2026	CHF	193,575		246,254	6,681	0
	07/2026		$8,031	CAD	11,384	0	(4)
	07/2026		3,241	JPY	523,700	0	(20)
	08/2026	CAD	11,368		$8,031	4	0
UAG	07/2026	COP	105,568,503		29,292	0	(1,458)
	07/2026	KRW	19,587		13	0	0
	07/2026		$22,710	PLN	82,985	0	(650)
	08/2026	COP	50,727,660		$13,437	0	(1,297)
	09/2026		165,591,246		42,253	0	(5,334)
	09/2026	MXN	54,770		3,123	11	0
	09/2026	THB	81,194		2,474	15	0
	09/2026		$42	THB	1,389	0	0

Total Forward Foreign Currency Contracts						$220,311	$(150,650)

PURCHASED OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value
BRC	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.660%	12/29/2026	894,800	$1,636	$1,605
CBK	Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.500	07/13/2026	1,698,600	3,737	11
	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.660	12/29/2026	1,228,600	2,129	2,204
DUB	Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.500	07/20/2026	1,767,700	3,476	36
GLM	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.400	12/29/2026	2,380,000	1,491	1,598
NGF	Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.500	07/27/2026	2,100,100	3,920	80

Total Purchased Options							$16,389	$5,534

WRITTEN OPTIONS:

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BOA	Put - OTC USD versus KRW	KRW	1,350.000	07/09/2026	38,021	$(136)	$0
	Put - OTC USD versus KRW		1,350.000	07/13/2026	66,738	(146)	0
MBC	Put - OTC USD versus KRW		1,350.000	07/09/2026	98,669	(311)	0
	Put - OTC USD versus KRW		1,350.000	07/10/2026	97,628	(252)	0

						$(845)	$0

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	June 30, 2026 (Unaudited)

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BOA	Put - OTC 2-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.200%	07/20/2026	328,500	$(251)	$(144)
BRC	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.953	12/29/2026	102,880	(1,636)	(1,618)
CBK	Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.000	07/13/2026	1,698,600	(1,461)	0
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.250	07/13/2026	1,698,600	(1,869)	(2)
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.943	12/29/2026	141,280	(2,129)	(2,144)
DUB	Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.080	07/20/2026	1,767,700	(1,355)	(4)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.290	07/20/2026	1,767,700	(2,121)	(11)
GLM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.004	07/08/2026	27,000	(68)	(65)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.284	07/08/2026	27,000	(68)	(2)
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.690	12/29/2026	136,840	(746)	(788)
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.702	12/29/2026	136,840	(745)	(828)
JPM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.875	07/24/2026	31,600	(74)	(48)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.135	07/24/2026	31,600	(74)	(79)
MYC	Put - OTC 2-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.150	07/01/2026	90,000	(72)	0
NGF	Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.060	07/27/2026	2,100,100	(1,477)	(10)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.280	07/27/2026	2,100,100	(2,506)	(27)

							$(16,652)	$(5,770)

OPTIONS ON SECURITIES

Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
GSC	Put - OTC Uniform Mortgage-Backed Security, TBA 4.000% due 07/01/2056	$92.891	07/06/2026	$36,900	$(148)	$(18)
JPM	Put - OTC Uniform Mortgage-Backed Security, TBA 4.000% due 08/01/2056	89.641	08/06/2026	56,800	(302)	(24)

					$(450)	$(42)

Total Written Options					$(17,947)	$(5,812)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION(2)

									Swap Agreements, at Value(5)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2026(3)	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Peru Government International Bonds	1.000%	Quarterly	12/20/2027	0.284%	$11,500	$(281)	$403	$122	$0
	South Africa Government International Bonds	1.000	Quarterly	12/20/2026	0.203	90,600	(4,513)	4,878	365	0
BPS	Chile Government International Bonds	1.000	Quarterly	12/20/2027	0.190	21,600	(619)	877	258	0
	Colombia Government International Bonds	1.000	Quarterly	06/20/2027	0.510	25,000	(1,199)	1,323	124	0
	Colombia Government International Bonds	1.000	Quarterly	12/20/2027	0.634	5,000	(446)	473	27	0
	Mexico Government International Bonds	1.000	Quarterly	12/20/2027	0.369	500	(16)	21	5	0
BRC	Chile Government International Bonds	1.000	Quarterly	12/20/2027	0.190	46,900	(1,519)	2,078	559	0
	Colombia Government International Bonds	1.000	Quarterly	12/20/2026	0.422	43,700	(2,009)	2,139	130	0
	South Africa Government International Bonds	1.000	Quarterly	12/20/2026	0.203	8,500	(413)	447	34	0
	SW (Finance) I plc	1.000	Quarterly	06/20/2035	2.771	2,700	(329)	23	0	(306)
CBK	Colombia Government International Bonds	1.000	Quarterly	12/20/2026	0.422	37,700	(1,873)	1,985	112	0

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	June 30, 2026 (Unaudited)

	Colombia Government International Bonds	1.000	Quarterly	06/20/2027	0.510		9,400	(338)	385	47	0
	Petroleos Mexicanos	1.000	Quarterly	12/20/2026	0.880		2,300	(22)	24	2	0
	South Africa Government International Bonds	1.000	Quarterly	12/20/2026	0.203		53,100	(2,713)	2,927	214	0
DUB	Petroleos Mexicanos «	4.750	Monthly	07/06/2026	—	♦	1,740	0	7	7	0
	Petroleos Mexicanos «	4.850	Monthly	07/06/2026	—	♦	759	0	3	3	0
	South Africa Government International Bonds	1.000	Quarterly	12/20/2026	0.203		9,100	(406)	443	37	0
GST	Chile Government International Bonds	1.000	Quarterly	12/20/2027	0.190		30,200	(875)	1,235	360	0
	Colombia Government International Bonds	1.000	Quarterly	06/20/2027	0.510		44,310	(1,711)	1,930	219	0
	Colombia Government International Bonds	1.000	Quarterly	12/20/2027	0.634		20,976	(1,870)	1,985	115	0
	Mexico Government International Bonds	1.000	Quarterly	12/20/2028	0.484		2,000	(21)	46	25	0
	South Africa Government International Bonds	1.000	Quarterly	12/20/2026	0.203		20,000	(961)	1,041	80	0
JPM	Colombia Government International Bonds	1.000	Quarterly	06/20/2027	0.510		4,900	(189)	213	24	0
MYC	Chile Government International Bonds	1.000	Quarterly	12/20/2027	0.190		38,500	(1,146)	1,605	459	0
	Colombia Government International Bonds	1.000	Quarterly	06/20/2027	0.510		17,300	(622)	708	86	0
	Colombia Government International Bonds	1.000	Quarterly	12/20/2027	0.634		18,974	(1,692)	1,796	104	0
	Mexico Government International Bonds	1.000	Quarterly	12/20/2026	0.242		2,000	6	2	8	0
	Mexico Government International Bonds	1.000	Quarterly	06/20/2027	0.286		700	(2)	7	5	0
	Mexico Government International Bonds	1.000	Quarterly	06/20/2028	0.410		1,300	(25)	40	15	0
	Mexico Government International Bonds	1.000	Quarterly	12/20/2028	0.484		5,700	(60)	131	71	0
	South Africa Government International Bonds	1.000	Quarterly	12/20/2026	0.203		385,900	(18,192)	19,745	1,553	0

								$(44,056)	$48,920	$5,170	$(306)

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(2)

									Swap Agreements, at Value(5)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	CDX.iTraxx Crossover 44 5-Year 35-100% Index	5.000%	Quarterly	12/20/2030	EUR	121,100	$27,380	$(1,626)	$25,754	$0
BPS	CDX.iTraxx Crossover 44 5-Year 35-100% Index	5.000	Quarterly	12/20/2030		195,120	43,060	(1,565)	41,495	0
BRC	ABX.HE.AAA.6-2 Index «	0.110	Monthly	05/25/2046		$4,088	(1,213)	889	0	(324)
CBK	CDX.iTraxx Crossover 44 5-Year 35-100% Index	5.000	Quarterly	12/20/2030	EUR	76,190	17,299	(1,096)	16,203	0
GST	CDX.iTraxx Crossover 38 5-Year 35-100% Index	5.000	Quarterly	12/20/2027		60,241	9,499	(4,422)	5,077	0
	CDX.iTraxx Crossover 44 5-Year 35-100% Index	5.000	Quarterly	12/20/2030		62,730	13,242	98	13,340	0
JPM	CDX.iTraxx Crossover 42 5-Year 35-100% Index	5.000	Quarterly	12/20/2029		9,499	1,876	(164)	1,712	0
	CDX.iTraxx Crossover 44 5-Year 35-100% Index	5.000	Quarterly	12/20/2030		206,220	44,859	(1,004)	43,855	0
MYC	CDX.iTraxx Crossover 44 5-Year 35-100% Index	5.000	Quarterly	12/20/2030		18,680	4,343	(370)	3,973	0

							$160,345	$(9,260)	$151,409	$(324)

TOTAL RETURN SWAPS ON INDEXES

											Swap Agreements, at Value
Counterparty	Pay/ Receive(6)	Underlying Reference	# of Units	Financing Rate		Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BPS	Receive	IBXXLLTR Index	4,347	230.050%		Maturity	12/21/2026	$1,000	$0	$(1)	$0	$(1)
MYC	Receive	IBXXLLTR Index	10,154	1.249 (SOFR plus a specified spread	% )	Maturity	09/21/2026	2,300	0	(42)	0	(42)
	Receive	IBXXLLTR Index	27,907	230.770%		Maturity	09/21/2026	6,440	0	4	4	0
	Receive	IBXXLLTR Index	26,199	230.540%		Maturity	09/21/2026	6,040	0	(1)	0	(1)

									$0	$(40)	$4	$(44)

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	June 30, 2026 (Unaudited)

TOTAL RETURN SWAPS ON SECURITIES
											Swap Agreements, at Value
Counterparty	Pay/ Receive(6)	Underlying Reference	# of Shares	Financing Rate		Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BPS	Pay	iShares iBoxx $ Investment Grade Corporate Bond ETF	1,700,000	3.060 (SOFR plus a specified spread	% )	Maturity	07/31/2026	$185,419	$0	$0	$0	$0
CBK	Pay	iShares iBoxx $ Investment Grade Corporate Bond ETF	800,000	3.060 (SOFR plus a specified spread	% )	Maturity	07/31/2026	87,256	0	0	0	0

									$0	$0	$0	$0

Total Swap Agreements									$116,289	$39,620	$156,583	$(674)

(q)

Securities with an aggregate market value of $36,817 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2026.

♦	Implied credit spread is not available due to significant unobservable inputs being used in the fair valuation.
(1)	Notional Amount represents the number of contracts.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of June 30, 2026 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2026
Investments in Securities, at Value
Loan Participations and Assignments	$0	$139,891	$382,737	$522,628
Corporate Bonds & Notes
Banking & Finance	0	5,670,040	132,674	5,802,714
Industrials	0	3,396,230	85,194	3,481,424
Utilities	0	1,402,180	0	1,402,180
Municipal Bonds & Notes
California	0	46,198	0	46,198
Connecticut	0	174	0	174
Florida	0	2,078	0	2,078
Georgia	0	51,084	0	51,084
Louisiana	0	4,895	0	4,895
New York	0	77,442	0	77,442
Rhode Island	0	176	0	176
Texas	0	90,869	0	90,869
West Virginia	0	19,147	0	19,147
U.S. Government Agencies	0	20,039,288	0	20,039,288
U.S. Treasury Obligations	0	9,227,143	0	9,227,143
Non-Agency Mortgage-Backed Securities	0	8,863,361	1,012,023	9,875,384
Asset-Backed Securities
Automobile Sequential	0	64,002	0	64,002
Casino Services	0	0	54,271	54,271
CMBS Other	0	251,739	0	251,739
Home Equity Other	0	693,785	0	693,785
Home Equity Sequential	0	3,929	0	3,929
Manufacturing House Sequential	0	41	0	41
Whole Loan Collateral	0	53,081	0	53,081
Other ABS	0	2,025,464	280,369	2,305,833
Sovereign Issues	0	5,358,542	0	5,358,542
Common Stocks
Industrials	0	0	31,092	31,092
Real Estate	641	0	0	641
Preferred Securities
Banking & Finance	0	14,642	0	14,642
Industrials	0	4,002	0	4,002
Real Estate Investment Trusts
Real Estate	1,423	0	0	1,423
Short-Term Instruments
Repurchase Agreements	0	322,114	0	322,114
Nigeria Treasury Bills	0	12,620	0	12,620
U.S. Treasury Bills	0	1,448	0	1,448

	$2,064	$57,835,605	$1,978,360	$59,816,029

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	June 30, 2026 (Unaudited)

Investments in Affiliates, at Value
Mutual Funds	28,925	0	0	28,925
Short-Term Instruments
Central Funds Used for Cash Management Purposes	3,496,641	0	0	3,496,641

	$3,525,566	$0	$0	$3,525,566

Total Investments	$3,527,630	$57,835,605	$1,978,360	$63,341,595

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(40,207)	$0	$(40,207)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	1,802	65,226	0	67,028
Over the counter	0	382,418	10	382,428

	$1,802	$447,644	$10	$449,456
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(4,567)	(37,446)	0	(42,013)
Over the counter	0	(156,812)	(324)	(157,136)

	$(4,567)	$(194,258)	$(324)	$(199,149)

Total Financial Derivative Instruments	$(2,765)	$253,386	$(314)	$250,307

Totals	$3,524,865	$58,048,784	$1,978,046	$63,551,695

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended June 30, 2026:

Category and Subcategory	Beginning Balance at 03/31/2026	Net Purchases(1)	Net Sales/ Settlements(1)	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation)(2)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2026	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2026 (2)
Investments in Securities, at Value
Loan Participations and Assignments	$482,676	$950	$(99,299)	$(7)	$1,928	$(3,511)	$0	$0	$382,737	$(2,854)
Corporate Bonds & Notes
Banking & Finance	135,774	455	(2,334)	(44)	201	(1,378)	0	0	132,674	(1,176)
Industrials	71,105	14,299	0	(2)	0	(208)	0	0	85,194	(208)
Non-Agency Mortgage-Backed Securities	1,258,366	216,828	(171,760)	75	85	(6,967)	0	(284,604)	1,012,023	580
Asset-Backed Securities
Casino Services	55,983	0	(741)	0	(53)	(918)	0	0	54,271	(1,026)
Other ABS	524,017	50	(245,911)	146	(814)	2,881	0	0	280,369	952
Common Stocks
Industrials	31,205	0	0	0	0	(113)	0	0	31,092	(113)
Real Estate	473	0	0	0	0	168	0	(641)	0	0

	$2,559,599	$232,582	$(520,045)	$168	$1,347	$(10,046)	$0	$(285,245)	$1,978,360	$(3,845)
Financial Derivative Instruments - Assets
Over the counter	$55	$0	$(26)	$0	$(1)	$(18)	$0	$0	$10	$(3)

Financial Derivative Instruments - Liabilities
Over the counter	$(337)	$0	$(2)	$0	$28	$(13)	$0	$0	$(324)	$3

Totals	$2,559,317	$232,582	$(520,073)	$168	$1,374	$(10,077)	$0	$(285,245)	$1,978,046	$(3,845)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

				(% Unless Noted Otherwise)
Category and Subcategory	Ending Balance at 06/30/2026	Valuation Technique	Unobservable Inputs	Input Value(s)	Weighted Average
Investments in Securities, at Value
Loan Participations and Assignments	$326,146	Discounted Cash Flow	Discount Rate	4.580 - 54.980	14.444
	1,079	Discounted Cash Flow	Discount Rate	6.790	—
	55,512	Indicative Market Quotation	Broker Quote	93.000	—
Corporate Bonds & Notes
Banking & Finance	103,672	Discounted Cash Flow	Discount Rate	5.382 - 12.000	6.193
	28,545	Discounted Cash Flow	Discount Rate	4.971 - 5.173	5.097
	457	Recent Transaction	Purchase Price	—	—
Industrials	70,983	Discounted Cash Flow	Discount Rate	5.068 - 7.150	6.362
	14,211	Proxy pricing	Base Price	100.000	—
Non-Agency Mortgage-Backed Securities	702,809	Discounted Cash Flow	Discount Rate	5.814 - 20.000	6.670
	92,214	Discounted Cash Flow	Discount Rate	5.489 - 5.714	5.601
	154,535	Proxy pricing	Base Price	85.075 - 107.375	95.721
	62,465	Recent Transaction	Purchase Price	102.738	—
Asset-Backed Securities
Casino Services	54,271	Discounted Cash Flow	Discount Rate	6.321	—
Other ABS	78,943	Discounted Cash Flow	Discount Rate	6.920 - 15.000	8.477

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	June 30, 2026 (Unaudited)

	201,376	Proxy pricing	Base Price	89.962 - 98.449	97.475
	50	Recent Transaction	Purchase Price	495.216	—
Common Stocks
Industrials	31,092	Indicative Market Quotation	Broker Quote	$22.917	—
Financial Derivative Instruments - Assets
Over the counter	10	Indicative Market Quotation	Broker Quote	0.053 - 0.055	—
Financial Derivative Instruments - Liabilities
Over the counter	(324)	Indicative Market Quotation	Broker Quote	92.000	—

Total	$1,978,046

(1)

Net Purchases and Settlements for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(2)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at June 30, 2026 may be due to an investment no longer held or categorized as Level 3 at period end.

Notes to Financial Statements

1. BASIS FOR CONSOLIDATION

PIMCO Cayman Commodity Fund I, II, III, VII and VIII, Ltd., and PIMCO Capital Securities Fund (Cayman) Ltd., the Cayman Islands exempted companies, and MLM 766 LLC and MLM 700 LLC, the Delaware limited liability companies, (each a “Subsidiary”) were incorporated as wholly owned subsidiaries acting as investment vehicles for the respective Funds listed below (“Consolidated Funds”) in order to effect certain investments for the Consolidated Funds consistent with each Consolidated Fund’s investment objectives and policies as specified in their respective prospectus and statement of additional information (with respect to the PIMCO CommodityRealReturn Strategy Fund®, PIMCO Global Core Asset Allocation Fund, PIMCO CommoditiesPLUS® Strategy Fund, PIMCO Inflation Response Multi-Asset Fund, PIMCO TRENDS Managed Futures Strategy Fund and PIMCO Preferred and Capital Securities Fund) or Offering Memorandum and Offering Memorandum Supplement (with respect to the PIMCO Income Fund and PIMCO Total Return Fund). Each Consolidated Fund’s investment portfolio has been consolidated and includes the portfolio holdings of the Consolidated Fund and its respective Subsidiary. The consolidated financial statements include the accounts of each Consolidated Fund and its respective Subsidiary, if any. All inter-company transactions and balances have been eliminated. A subscription agreement was entered into between each Consolidated Fund and its respective Subsidiary, comprising the entire issued share capital of the Subsidiary with the intent that each Consolidated Fund will remain the sole shareholder and retain all rights. Under the Memorandum and Articles of Association of each Subsidiary, shares issued by each Subsidiary confer upon a shareholder the right to receive notice of, to attend and to vote at general meetings of the respective Subsidiary and shall confer upon the shareholder rights in a winding up or repayment of capital and the right to participate in the profits or assets of the respective Subsidiaries. See the table below for details regarding the structure, incorporation and relationship as of period end of each Subsidiary to its respective Consolidated Fund.

Fund Name	Subsidiary	Date of Incorporation	Subsidiary % of Consolidated Fund Net Assets †
PIMCO CommoditiesPLUS® Strategy Fund	PIMCO Cayman Commodity Fund III, Ltd.	04/14/2010	17.5%
PIMCO CommodityRealReturn Strategy Fund®	PIMCO Cayman Commodity Fund I, Ltd.	07/21/2006	19.5%
PIMCO Global Core Asset Allocation Fund	PIMCO Cayman Commodity Fund II, Ltd.	11/21/2008	1.0%
PIMCO Income Fund	MLM 766 LLC	04/30/2018	0.0%
PIMCO Inflation Response Multi-Asset Fund	PIMCO Cayman Commodity Fund VII, Ltd.	08/01/2011	31.0%
PIMCO Preferred and Capital Securities Fund	PIMCO Capital Securities Fund (Cayman) Ltd.	02/04/2015	17.6%
PIMCO Total Return Fund	MLM 700 LLC	05/07/2018	0.0%
PIMCO TRENDS Managed Futures Strategy Fund	PIMCO Cayman Commodity Fund VIII, Ltd.	09/06/2013	7.1%

†	A zero balance may reflect actual amounts rounding to less than 0.01%.

2. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The net asset value (“NAV”) of a Fund’s shares, or each of their respective share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets, attributable to the Fund or class, less any liabilities, as applicable, by the total number of shares outstanding.

On each day that the New York Stock Exchange (“NYSE”) is open, each Funds’ shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Funds or their agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, each Fund may calculate its NAV as of the earlier closing time or calculate its NAV as of the NYSE Close for that day. Each Fund generally does not calculate its NAV on days on which the NYSE is not open for business. If the NYSE is closed on a day it would normally be open for business, each Fund may calculate its NAV as of the NYSE Close for such day or such other time that each Fund may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices or the last reported sales prices. The Funds will normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close.

A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by PIMCO to be the primary exchange. If market value pricing is used, a foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close if the NYSE Close occurs before the end of trading on the foreign exchange.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Act. As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board has designated PIMCO as the valuation designee (“Valuation Designee”) for each Fund to perform the fair value determination relating to all Fund investments. PIMCO may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Fund portfolio investments. The Valuation Designee may value Fund portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).

Notes to Financial Statements (Cont.)

Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Sources may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Common stocks, exchange-traded funds (“ETFs”), exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. Exchange-traded options, except equity options, futures and options on futures, are valued at the settlement price determined by the relevant exchange. Swap agreements and swaptions are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Sources. With respect to any portion of a Fund’s assets that are invested in one or more open-end management investment companies, (other than ETFs), the Fund’s NAV will be calculated based on the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value. Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, a Fund may determine the fair value of investments based on information provided by Pricing Sources, which may recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indexes) that occur after the close of the relevant market and before the NYSE Close. A Fund may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, unless otherwise determined by the Valuation Designee, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in a Fund’s portfolio investments being affected when shareholders are unable to buy or sell shares.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Sources. As a result, the value of such investments and, in turn, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that a Fund holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in each Fund’s next calculated NAV. An alternative exchange rate may be obtained from a Pricing Source or an exchange rate may otherwise be determined if believed to be more reflective of the rates at which a Fund may transact.

Fair valuation may require subjective determinations about the value of a security. While the Trust’s and Valuation Designee’s policies and procedures are intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold. The Funds’ use of fair valuation may also help to deter “stale price arbitrage” as discussed under the “Abusive Trading Practices” section in each Fund’s prospectus.

Under certain circumstances, the per share NAV of a class of the Fund’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2 or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

•	Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

•

Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

•

Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Valuation Designee that are used in determining the fair value of investments.

Assets or liabilities categorized as Level 2 or 3 as of period end have been transferred between Levels 2 and 3 since the prior period due to changes in the method utilized in valuing the investments. Transfers from Level 2 to Level 3 are a result of a change, in the normal course of business, from the use of methods used by Pricing Sources (Level 2) to the use of a Broker Quote or valuation technique which utilizes significant unobservable inputs due to an absence of current or reliable market-based data (Level 3). Transfers from Level 3 to Level 2 are a result of the availability of current and reliable market-based data provided by Pricing Sources or other valuation techniques which utilize significant observable inputs. In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for each respective Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between fair value Levels of a Fund’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and, if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for each respective Fund.

(c) Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Notes to Financial Statements (Cont.)

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities, non-U.S. bonds and short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Sources’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Sources that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain exchange traded futures and options to account for market movement between the exchange settlement and the NYSE Close. These securities are valued using quotes obtained from a quotation reporting system, established market makers or Pricing Sources. Financial derivatives using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Equity-linked securities are valued by referencing the last reported sale or settlement price of the linked referenced equity on the day of valuation. Foreign exchange adjustments are applied to the last reported price to convert the linked equity’s trading currency to the contract’s settling currency. These investments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Sources (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indexes, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Sources (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Proxy pricing procedures set the base price of a fixed income security and subsequently adjust the price proportionally to market value changes of a pre-determined security deemed to be comparable in duration, generally a U.S. Treasury or sovereign note based on country of issuance. The base price may be a broker-dealer quote, transaction price or an internal value as derived by analysis of market data. The base price of the security may be reset on a periodic basis based on the availability of market data and procedures approved by the Valuation Oversight Committee. Significant changes in the unobservable inputs of the proxy pricing process (the base price) would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

If third-party evaluated vendor pricing is not available or not deemed to be indicative of fair value, the Adviser may elect to obtain Broker Quotes directly from the broker-dealer or passed-through from a third-party vendor. In the event that fair value is based upon a single sourced Broker Quote, these securities are categorized as Level 3 of the fair value hierarchy. Broker Quotes are typically received from established market participants. Although independently received, the Adviser does not have the transparency to view the underlying inputs which support the market quotation. Significant changes in the Broker Quote would have direct and proportional changes in the fair value of the security.

Reference instrument valuation estimates fair value by utilizing the correlation of the security to one or more broad-based securities, market indexes and/or other financial instruments, whose pricing information is readily available. Unobservable inputs may include those used in algorithms based on percentage change in the reference instruments and/or weights of each reference instrument. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source or input of the reference instrument.

Expected recovery valuation estimates that the fair value of an existing asset can be recovered, net of any liability. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

The Discounted Cash Flow model is based on future cash flows generated by the investment and may be normalized based on expected investment performance. Future cash flows are discounted to present value using an appropriate rate of return, typically calibrated to the initial transaction date and adjusted based on Capital Asset Pricing Model and/or other market-based inputs. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Notes to Financial Statements (Cont.)

The Comparable Companies model is based on application of valuation multiples from publicly traded comparable companies to the financials of the subject company. Adjustments may be made to the market-derived valuation multiples based on differences between the comparable companies and the subject company. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Securities may be valued based on purchase prices of privately negotiated transactions. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Valuation Designee believes reflects fair value and are categorized as Level 3 of the fair value hierarchy.

3. FEDERAL INCOME TAX MATTERS

Each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

A Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Funds’ tax positions for all open tax years. As of June 30, 2026, the Funds have recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns.

The Funds file U.S. federal, state and local tax returns as required. The Funds’ tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

The PIMCO CommoditiesPLUS® Strategy Fund, PIMCO CommodityRealReturn Strategy Fund®, PIMCO Global Core Asset Allocation Fund, PIMCO Inflation Response Multi-Asset Fund and PIMCO TRENDS Managed Futures Strategy Fund may gain exposure to the commodities markets primarily through Index-linked notes and may invest in other commodity-linked derivative instruments, including commodity swap agreements, options, futures contracts, options on futures contracts and foreign funds investing in similar commodity-linked derivatives.

One of the requirements for favorable tax treatment as a regulated investment company under the Code is that a Fund must derive at least 90% of its gross income from certain qualifying sources of income. The Internal Revenue Service (“IRS”) has issued a revenue ruling which holds that income derived from commodity index-linked swaps is not qualifying income under Subchapter M of the Code. The IRS has also issued private letter rulings in which the IRS specifically concluded that income from certain commodity index- linked notes is qualifying income. The IRS has also issued private letter rulings in which the IRS specifically concluded that income derived from an investment in a subsidiary, which invests primarily in commodity-linked swaps, will also be qualifying income. Based on such rulings, the PIMCO CommoditiesPLUS® Strategy Fund, PIMCO CommodityRealReturn Strategy Fund®, PIMCO Global Core Asset Allocation Fund, PIMCO Inflation Response Multi-Asset Fund and PIMCO TRENDS Managed Futures Strategy Fund will continue to seek to gain exposure to the commodity markets primarily through investments in commodity-linked notes and through investments in its subsidiary.

It should be noted, however, that the IRS currently has ceased the issuance of such rulings. In addition, the IRS also issued a revenue procedure, which states that the IRS will not in the future issue private letter rulings that would require a determination of whether an asset (such as a commodity index-linked note) is a “security” under the Act. The IRS issued in September 2016 proposed regulations that would have generally treated a Fund’s income inclusion (under Subpart F of the Code) with respect to the Subsidiary as qualifying income only if there were a distribution during the same taxable year out of the earnings and profits of the Subsidiary attributable to such income inclusion. In March 2019, the IRS issued final regulations (so modifying the proposed regulations) providing that (i) it will not rule on the determination of whether a financial instrument or position is a security under the Act; (ii) any earnings and profits paid out in the same taxable year as earned by a controlled foreign corporation to a Fund is treated as qualifying dividends; and (iii) that income inclusion by a Fund of its Subsidiary’s earnings would be treated as other qualifying income if derived with respect to a Fund’s business of investing in stock, securities, or currencies.

There can be no assurance that the IRS will not change its position that income derived from commodity-linked notes and wholly-owned subsidiaries is qualifying income. Furthermore, the tax treatment of commodity-linked notes, other commodity-linked derivatives and a Fund’s investments in the Subsidiary may otherwise be adversely affected by future legislation, court decisions, Treasury Regulations and/or guidance issued by the IRS. Such developments could affect the character, timing and/or amount of a Fund’s taxable income or any distributions made by the Fund or result in the inability of the Fund to operate as described in its prospectus.

If, during a taxable year, a subsidiary incurs taxable losses (and other deductible items) exceeding its income and gains, the net loss will not pass through to the PIMCO CommoditiesPLUS® Strategy Fund, PIMCO CommodityRealReturn Strategy Fund®, PIMCO Global Core Asset Allocation Fund, PIMCO Inflation Response Multi-Asset Fund and PIMCO TRENDS Managed Futures Strategy Fund as a deductible amount for Federal income tax purposes. Note that the loss from a subsidiary’s contemplated activities also cannot be carried forward to reduce future subsidiary income in subsequent years. However, if a subsidiary’s taxable gains exceed its losses and other deductible items during a taxable year, the net gain will pass through to the PIMCO CommoditiesPLUS® Strategy Fund, PIMCO CommodityRealReturn Strategy Fund®, PIMCO Global Core Asset Allocation Fund, PIMCO Inflation Response Multi-Asset Fund and PIMCO TRENDS Managed Futures Strategy Fund as income for Federal income tax purposes.

To the extent a Fund invests in the PIMCO CommoditiesPLUS® Strategy Fund, PIMCO CommodityRealReturn Strategy Fund®, PIMCO Global Core Asset Allocation Fund, PIMCO Inflation Response Multi-Asset Fund and PIMCO TRENDS Managed Futures Strategy Fund, the Fund may be subject to additional tax risk.

Notes to Financial Statements (Cont.)

4. INVESTMENTS IN AFFILIATES

The Funds listed below invest substantially all or a significant portion of their assets in Institutional Class shares or, as applicable, Class M shares of PIMCO Funds, PIMCO Equity Series, PIMCO ETF Trust and Private Account Portfolio Series affiliated open-end investment companies (the “Underlying PIMCO Funds”). The Underlying PIMCO Funds are considered to be affiliated with the Funds. A copy of each Acquired Fund’s shareholder report is available at the U.S. Securities and Exchange Commission (“SEC”) website at www.sec.gov, and a copy of each affiliate fund’s shareholder report is available on the Funds’ website at www.pimco.com, or upon request, as applicable. The tables below show the transactions in and earnings from investments in the affiliated funds for the period ended June 30, 2026 (amounts in thousands†):

PIMCO All Asset Fund

Underlying PIMCO Funds	Market Value 03/31/2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO All Asset: Multi-RAE PLUS Fund	$1,671,876	$107,035	$(404,311)	$56,674	$99,771	$1,531,045	$73,555	$0
PIMCO All Asset: Multi-Real Fund	2,048,955	103,228	(57,264)	7,494	43,445	2,145,858	79,069	0
PIMCO Emerging Markets Bond Fund	50,530	31,079	(5,603)	(43)	2,158	78,121	1,271	0
PIMCO Emerging Markets Currency and Short-Term Investments Fund	367,693	9,344	(38,719)	(981)	5,683	343,020	8,111	0
PIMCO Emerging Markets Local Currency and Bond Fund	800,678	132,117	(6,868)	(310)	25,187	950,804	15,469	0
PIMCO Extended Duration Fund	147,632	47,816	0	0	1,040	196,488	2,086	0
PIMCO Government Money Market Fund	59,218	161,628	(157,988)	0	(1)	62,857	523	0
PIMCO High Yield Fund	372,193	21,955	(32,539)	(394)	1,779	362,994	5,734	0
PIMCO High Yield Spectrum Fund	135,322	22,303	0	0	836	158,461	2,512	0
PIMCO Income Fund	130,177	11,593	(7,665)	(116)	1,117	135,106	1,761	0
PIMCO International Bond Fund (U.S. Dollar-Hedged)	311,653	82,362	(1,567)	(26)	5,675	398,097	3,374	0
PIMCO Investment Grade Credit Bond Fund	64,367	808	0	0	286	65,461	805	0
PIMCO Long Duration Total Return Fund	171,294	32,238	0	0	1,110	204,642	2,577	0
PIMCO Long-Term Real Return Fund	0	78,521	0	0	(1,258)	77,263	1,584	0
PIMCO Long-Term U.S. Government Fund	231,211	54,883	(1,123)	(34)	(478)	284,459	3,079	0
PIMCO Low Duration Fund	532,856	160,128	(116,207)	(484)	(1,649)	574,644	5,529	0
PIMCO RAE Emerging Markets Fund	245,841	14,839	(73,481)	16,417	(11,242)	192,374	0	0
PIMCO RAE Fundamental Advantage PLUS Fund	338,210	64,481	(27,500)	1,495	(22,535)	354,151	16,776	0
PIMCO RAE International Fund	67,829	0	(15,389)	5,212	(5,300)	52,352	0	0
PIMCO RAE PLUS EMG Fund	98,005	5,692	0	0	788	104,485	5,691	0
PIMCO RAE PLUS International Fund	99,691	6,595	0	0	(4,200)	102,086	6,595	0
PIMCO RAE US Fund	107,664	0	(10,320)	686	13,671	111,701	0	0
PIMCO RAE US Small Fund	157,156	0	(47,981)	8,055	20,201	137,431	0	0
PIMCO RAE Worldwide Long/Short PLUS Fund	333,512	74,529	(23,658)	(642)	(36,523)	347,218	6,412	0
PIMCO Real Return Fund	105,051	33,553	(31,235)	425	(1,296)	106,498	2,178	0
PIMCO RealEstateRealReturn Strategy Fund	185,890	1,411	(6,713)	106	20,822	201,516	1,411	0
PIMCO Total Return Fund	700,111	143,869	(75,680)	(359)	1,352	769,293	8,765	0
PIMCO TRENDS Managed Futures Strategy Fund	417,122	6,064	(39,730)	111	1,098	384,665	4,873	0
Totals	$9,951,737	$1,408,071	$(1,181,541)	$93,286	$161,537	$10,433,090	259,740	$0

Notes to Financial Statements (Cont.)

PIMCO All Asset All Authority Fund

Underlying PIMCO Funds	Market Value 03/31/2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO All Asset: Multi-Real Fund	$120,856	$4,381	$(9,897)	$1,977	$1,266	$118,583	$4,380	$0
PIMCO All Authority: Multi-RAE PLUS Fund	140,785	4,599	(62,668)	11,647	1,444	95,807	4,450	0
PIMCO CommoditiesPLUS® Strategy Fund	0	16,370	(137)	(6)	(2,388)	13,839	1,307	0
PIMCO CommodityRealReturn Strategy Fund®	21,235	2,434	(9,347)	1,560	(3,250)	12,632	965	0
PIMCO Emerging Markets Currency and Short-Term Investments Fund	49,142	1,058	(7,533)	174	481	43,322	1,059	0
PIMCO Emerging Markets Local Currency and Bond Fund	107,941	11,932	(1,738)	(60)	3,379	121,454	2,053	0
PIMCO Extended Duration Fund	16,493	5,502	(596)	(24)	138	21,513	231	0
PIMCO Government Money Market Fund	9,564	47,400	(47,211)	0	0	9,753	81	0
PIMCO High Yield Fund	68,025	1,962	(6,554)	(80)	338	63,691	1,032	0
PIMCO High Yield Spectrum Fund	24,645	4,273	(809)	(15)	168	28,262	453	0
PIMCO Income Fund	11,467	809	(672)	(1)	88	11,691	158	0
PIMCO International Bond Fund (U.S. Dollar-Hedged)	86,900	16,984	(2,868)	(62)	1,574	102,528	938	0
PIMCO Investment Grade Credit Bond Fund	5,859	73	(230)	(26)	52	5,728	72	0
PIMCO Long Duration Total Return Fund	18,578	4,583	(632)	(10)	143	22,662	275	0
PIMCO Long-Term Credit Bond Fund	0	5,435	0	0	28	5,463	45	0
PIMCO Long-Term Real Return Fund	14,075	6,054	(100)	0	(292)	19,737	601	0
PIMCO Long-Term U.S. Government Fund	25,311	2,224	(1,815)	(70)	(24)	25,626	311	0
PIMCO Low Duration Fund	178,455	33,260	(24,422)	(56)	(712)	186,525	1,873	0
PIMCO RAE Emerging Markets Fund	20,782	1,436	(14,743)	5,468	(4,697)	8,246	0	0
PIMCO RAE Fundamental Advantage PLUS Fund	42,191	8,383	(3,789)	173	(2,823)	44,135	2,101	0
PIMCO RAE International Fund	3,965	0	(2,099)	768	(729)	1,905	0	0
PIMCO RAE PLUS EMG Fund	10,368	582	(511)	107	18	10,564	582	0
PIMCO RAE PLUS International Fund	13,538	684	(3,492)	1,314	(1,552)	10,492	684	0
PIMCO RAE US Small Fund	13,233	0	(7,302)	889	1,192	8,012	0	0
PIMCO RAE Worldwide Long/Short PLUS Fund	41,254	8,908	(2,247)	3	(4,683)	43,235	804	0
PIMCO Real Return Fund	20,539	9,293	(1,652)	41	(352)	27,869	566	0
PIMCO RealEstateRealReturn Strategy Fund	78,564	8,349	(7,364)	243	9,166	88,958	625	0
PIMCO Total Return Fund	164,974	13,647	(11,374)	(36)	253	167,464	1,990	0
PIMCO TRENDS Managed Futures Strategy Fund	58,113	632	(9,324)	(43)	255	49,633	632	0
Totals	$1,366,852	$221,247	$(241,126)	$23,875	$(1,519)	$1,369,329	$28,268	$0

Notes to Financial Statements (Cont.)

PIMCO Emerging Markets Full Spectrum Bond Fund

Underlying PIMCO Funds	Market Value 03/31/2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO Emerging Markets Bond Fund	$11,266	$186	$0	$0	$319	$11,771	$187	$0
PIMCO Emerging Markets Corporate Bond Fund	44,502	748	0	0	637	45,887	748	0
PIMCO Emerging Markets Local Currency and Bond Fund	71,853	9,991	(16,724)	(311)	2,519	67,327	1,404	0
PIMCO Short-Term Floating NAV Portfolio III	21,175	50,835	(67,900)	2	1	4,113	37	0
Totals	$148,796	$61,760	$(84,624)	$(309)	$3,476	$129,098	$2,376	$0

PIMCO Global Core Asset Allocation Fund

Underlying PIMCO Funds	Market Value 03/31/2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO Income Fund	$33,008	$444	$0	$0	$246	$33,698	$444	$0
PIMCO International Bond Fund (U.S. Dollar-Hedged)	65,566	1,208	0	0	1,023	67,797	652	0
PIMCO Short Asset Portfolio	73,246	700	(36,586)	166	79	37,605	704	0
PIMCO Short-Term Floating NAV Portfolio III	18,915	104,694	(109,972)	4	0	13,641	194	0
PIMCO Total Return Fund	33,184	402	0	0	38	33,624	404	0
Totals	$223,919	$107,448	$(146,558)	$170	$1,386	$186,365	$2,398	$0

PIMCO Inflation Response Multi-Asset Fund

Underlying PIMCO Funds	Market Value 03/31/2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO Commodity Strategy Active Exchange-Traded Fund	$96,072	$0	$0	$0	$(4,763)	$91,309	$566	$0
PIMCO Emerging Markets Currency and Short-Term Investments Fund	134,702	3,172	0	0	1,770	139,644	3,170	0
PIMCO Short-Term Floating NAV Portfolio III	4,843	224,779	(217,500)	0	0	12,122	80	0
Totals	$235,617	$227,951	$(217,500)	$0	$(2,993)	$243,075	$3,816	$0

PIMCO Mortgage-Backed Securities Active Exchange-Traded Fund

Fund Name	Market Value 03/31/2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO Moderate Duration Fund	$102,918	$0	$0	$0	$(457)	$102,461	$1,203	$0
PIMCO Total Return Fund II	34,741	0	0	0	(154)	34,587	406	0

Notes to Financial Statements (Cont.)

PIMCO Preferred And Capital Securities Active Exchange-Traded Fund

Fund Name	Market Value 03/31/2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO High Yield Fund	$43,593	$0	$0	$0	$583	$44,176	$645	$0

PIMCO Senior Loan Active Exchange-Traded Fund

Fund Name	Market Value 03/31/2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO High Yield Fund	$83,826	$27,867	$0	$0	$(202)	$111,491	$2,082	$0
PIMCO Total Return Fund	28,966	0	0	0	(41)	28,925	651	0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)

The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund, unless otherwise advised on IRS Form 1099-DIV.

Each Fund may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act, rules thereunder or exemptive relief therefrom. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Funds. The tables below show the Funds’ transactions in and earnings from investments in the affiliated funds for the period ended June 30, 2026 (amounts in thousands†):

Investments in PIMCO Short Asset Portfolio

Fund Name	Market Value 03/31/2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO CommoditiesPLUS® Strategy Fund	$94,026	$1,023	$0	$0	$336	$95,385	$1,023	$0
PIMCO Dynamic Bond Fund	129,733	1,411	0	0	464	131,608	1,411	0
PIMCO Emerging Markets Currency and Short-Term Investments Fund	57,576	626	0	0	206	58,408	626	0
PIMCO Emerging Markets Local Currency and Bond Fund	36,085	392	0	0	129	36,606	392	0
PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged)	0	38,021	0	0	92	38,113	215	0
PIMCO High Yield Fund	0	321,064	0	0	1,104	322,168	3,193	0
PIMCO International Bond Fund (U.S. Dollar-Hedged)	767,381	777,777	(771,073)	(8,354)	10,627	776,358	7,788	0
PIMCO Low Duration Credit Fund	0	12,903	(1,478)	4	39	11,468	123	0
PIMCO Low Duration Fund	767,068	8,345	0	0	2,744	778,157	8,342	0
PIMCO Low Duration Fund II	38,859	423	0	0	139	39,421	423	0
PIMCO Low Duration Opportunities Fund	4,598	50	0	0	16	4,664	50	0
PIMCO RAE Fundamental Advantage PLUS Fund	28,755	29,365	(58,191)	48	23	0	199	0
PIMCO RAE PLUS EMG Fund	36,990	10,221	(18,228)	26	110	29,119	421	0
PIMCO RAE PLUS Fund	167,195	33,871	(201,726)	877	(217)	0	1,990	0
PIMCO RAE PLUS International Fund	25,098	7,381	(14,437)	19	70	18,131	282	0
PIMCO RAE PLUS Small Fund	31,221	339	0	0	112	31,672	340	0
PIMCO RAE Worldwide Long/Short PLUS Fund	41,911	102	(40,866)	(3)	37	1,181	106	0
PIMCO Short Asset Investment Fund	190,609	1,945	(65,000)	205	438	128,197	1,952	0

Notes to Financial Statements (Cont.)

PIMCO Short-Term Fund	478,681	5,209	0	0	1,712	485,602	5,206	0
PIMCO StocksPLUS® Absolute Return Fund	185,743	1,352	(187,721)	491	135	0	1,908	0
PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)	173,054	74,318	0	0	685	248,057	2,122	0
PIMCO StocksPLUS® International Fund (Unhedged)	19,423	12,445	(16,980)	22	57	14,967	250	0
PIMCO StocksPLUS® Short Fund	10,947	107	(3,094)	5	31	7,996	108	0
PIMCO StocksPLUS® Small Fund	14,302	155	0	0	51	14,508	156	0
PIMCO Total Return Fund	2,477,176	26,951	0	0	8,861	2,512,988	26,940	0
PIMCO TRENDS Managed Futures Strategy Fund	608,464	76,765	(62,000)	(6)	2,181	625,404	6,770	0

Investments in PIMCO Short-Term Floating NAV Portfolio III

Fund Name	Market Value 03/31/2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO California Intermediate Municipal Bond Fund	$18,811	$45,332	$(58,500)	$1	$2	$5,646	$134	$0
PIMCO California Municipal Bond Fund	37,871	71,145	(103,500)	10	(3)	5,523	151	0
PIMCO California Municipal Opportunistic Value Fund	5,578	32,953	(32,500)	(1)	2	6,032	53	0
PIMCO California Short Duration Municipal Income Fund	21,277	70,884	(66,100)	1	2	26,064	184	0
PIMCO CommoditiesPLUS® Strategy Fund	603,347	283,239	(363,900)	(14)	107	522,779	5,601	0
PIMCO CommodityRealReturn Strategy Fund®	15,201	970,209	(846,500)	(16)	12	138,906	787	0
PIMCO Credit Opportunities Bond Fund	82,733	89,775	(149,000)	(12)	12	23,508	287	0
PIMCO Diversified Income Fund	193,465	278,731	(259,500)	100	(69)	212,727	1,626	0
PIMCO Dynamic Bond Fund	417,305	156,131	(555,400)	160	(161)	18,035	1,106	0
PIMCO Emerging Markets Bond Fund	118,900	311,993	(311,900)	(1)	22	119,014	996	0
PIMCO Emerging Markets Corporate Bond Fund	3,234	8,833	(8,500)	0	0	3,567	32	0
PIMCO Emerging Markets Currency and Short-Term Investments Fund	16,428	59,249	(60,400)	1	2	15,280	152	0
PIMCO Emerging Markets Local Currency and Bond Fund	166,363	923,526	(940,200)	34	(4)	149,719	1,828	0
PIMCO Extended Duration Fund	6,348	264,742	(267,400)	0	0	3,690	42	0
PIMCO Global Advantage® Strategy Bond Fund	7,592	32,630	(25,400)	(1)	3	14,824	129	0
PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged)	83,041	380,113	(201,600)	(6)	35	261,583	1,897	0
PIMCO GNMA and Government Securities Fund	351	146,658	(118,100)	2	3	28,914	159	0
PIMCO High Yield Fund	385,111	53,585	(384,054)	88	(99)	54,631	923	0
PIMCO High Yield Municipal Bond Fund	450,712	498,377	(722,000)	54	20	227,163	2,580	0
PIMCO High Yield Spectrum Fund	1,507	21,975	(5,900)	0	1	17,583	73	0
PIMCO Income Fund	505,044	10,621,091	(10,996,800)	(38)	(40)	129,257	2,413	0
PIMCO International Bond Fund (U.S. Dollar-Hedged)	430,647	3,771,299	(2,776,100)	201	106	1,426,153	7,735	0

Notes to Financial Statements (Cont.)

PIMCO International Bond Fund (Unhedged)	31,238	237,056	(171,100)	(2)	16	97,208	742	0
PIMCO Investment Grade Credit Bond Fund	4,023	867,160	(870,800)	9	0	392	165	0
PIMCO Long Duration Total Return Fund	667	203,357	(203,900)	4	0	128	60	0
PIMCO Long-Term Credit Bond Fund	20,304	343,281	(363,500)	(6)	0	79	71	0
PIMCO Long-Term Real Return Fund	21,023	41,025	(61,200)	(1)	4	851	28	0
PIMCO Long-Term U.S. Government Fund	85	106,728	(106,700)	3	0	116	24	0
PIMCO Low Duration Credit Fund	12,522	3,005	(14,092)	(1)	0	1,434	14	0
PIMCO Low Duration Fund	66,300	298	(66,603)	5	0	0	348	0
PIMCO Low Duration Fund II	9,472	17,832	(24,700)	1	0	2,605	32	0
PIMCO Low Duration Income Fund	3,761,093	4,587,106	(4,225,218)	(194)	753	4,123,540	37,723	0
PIMCO Low Duration Opportunities Fund	22,369	6,066	(14,000)	(1)	3	14,437	165	0
PIMCO Moderate Duration Fund	66	1	0	0	0	67	1	0
PIMCO Mortgage Opportunities and Bond Fund	351,049	2,001,945	(2,207,000)	36	(23)	146,007	2,842	0
PIMCO Municipal Bond Fund	414,240	410,029	(815,700)	114	(59)	8,624	1,374	0
PIMCO National Intermediate Municipal Bond Fund	122,609	112,171	(232,900)	27	(15)	1,892	483	0
PIMCO National Municipal Opportunistic Value Fund	2,478	27,328	(28,200)	1	1	1,608	28	0
PIMCO New York Municipal Bond Fund	11,030	73,231	(68,500)	4	1	15,766	128	0
PIMCO Preferred and Capital Securities Fund	39,945	92,466	(97,700)	(1)	4	34,714	369	0
PIMCO RAE Fundamental Advantage PLUS Fund	16	0	0	0	0	16	0	0
PIMCO RAE PLUS EMG Fund	34	0	0	0	0	34	0	0
PIMCO RAE PLUS Fund	5,354	6	(5,300)	1	(1)	60	6	0
PIMCO RAE PLUS International Fund	26	0	0	0	1	27	0	0
PIMCO RAE PLUS Small Fund	22	0	0	0	0	22	0	0
PIMCO RAE Worldwide Long/Short PLUS Fund	94	1	0	0	0	95	1	0
PIMCO Real Return Fund	133,772	379,136	(500,000)	(3)	(11)	12,894	152	0
PIMCO RealEstateRealReturn Strategy Fund	6,522	108,633	(114,900)	3	0	258	32	0
PIMCO Short Asset Investment Fund	0	23,811	(23,700)	0	0	111	17	0
PIMCO Short Duration Municipal Income Fund	52,437	76,313	(122,400)	15	(9)	6,356	215	0
PIMCO Short-Term Fund	15	0	0	0	0	15	0	0
PIMCO StocksPLUS® Absolute Return Fund	53	1	0	0	0	54	1	0
PIMCO StocksPLUS® Fund	39,272	181,054	(211,900)	(8)	0	8,418	63	0
PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)	452,953	1,240,335	(1,436,200)	(98)	23	257,013	1,150	0
PIMCO StocksPLUS® International Fund (Unhedged)	46	0	0	0	1	47	0	0
PIMCO StocksPLUS® Long Duration Fund	8,747	125,126	(127,500)	(1)	0	6,372	25	0
PIMCO StocksPLUS® Short Fund	18,905	14,971	(33,300)	0	2	578	74	0
PIMCO StocksPLUS® Small Fund	46,201	252,107	(245,500)	1	0	52,809	632	0
PIMCO Total Return Fund	448,107	3,751,885	(3,216,500)	142	19	983,653	3,169	0
PIMCO Total Return Fund II	482	49,514	(47,600)	1	0	2,397	13	0

Notes to Financial Statements (Cont.)

PIMCO Total Return Fund IV	15,120	23,307	(22,100)	4	(1)	16,330	106	0
PIMCO TRENDS Managed Futures Strategy Fund	66,104	45,168	(111,216)	0	7	63	314	0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)

The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund.

An affiliate includes any company in which a Fund owns 5% or more of the company’s outstanding voting shares. The table below represents transactions in and earnings from these affiliated issuers for the period ended June 30, 2026 (amounts in thousands†, except number of shares).

PIMCO Income Fund

Security Name	Market Value at 03/31/2026	Purchases at cost	Proceeds from Sale	Net Realized Gain/(Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value at 06/30/2026	Dividend Income	Shares Held at 06/30/2026
Clear Channel Outdoor Holdings, Inc.	$120,544	$0	$0	$0	$2,543	$123,087	$0	50,862,666
iHeartMedia, Inc. ‘A’	26,362	0	(4,656)	(21,338)	33,755	34,123	0	7,954,032
iHeartMedia, Inc. ‘B’	31,386	0	0	0	13,678	45,064	0	12,214,441
Sierra Hamilton Holder LLC	2	0	0	0	(1)	1	0	15,369,768
Westmoreland Mining LLC	1,925	671	0	0	(527)	2,069	0	788,065
Windstream Servcies LLC	57,557	0	0	0	12,825	70,382	0	6,136,182

†	A zero balance may reflect actual amounts rounding to less than one thousand.

Glossary: (abbreviations that may be used in the preceding statements)	(Unaudited)

Counterparty Abbreviations:
AZD	Australia and New Zealand Banking Group	DBL	Deutsche Bank AG London	MYI	Morgan Stanley & Co. International PLC
BAR	Barclays PLC Corporate RRP/REPO trading	DEU	Deutsche Bank Securities, Inc.	NGF	Nomura Global Financial Products, Inc.
BBV	Banco Bilbao Vizcaya Madrid (Repo Only)	DUB	Deutsche Bank AG	NOM	Nomura Securities International, Inc.
BCY	Barclays Capital, Inc.	FAR	Wells Fargo Bank National Association	NXN	Natixis New York
BOA	Bank of America N.A.	FICC STR	Fixed Income Clearing Corp. - State Street FICC Repo	RBC	Royal Bank of Canada
BOM	Bank of Montreal	GLM	Goldman Sachs Bank USA	RDR	RBC Capital Markets LLC
BOO	BoA Securities, Inc (Repo Only)	GSC	Goldman Sachs & Co. LLC	RYL	NatWest Markets Plc
BOS	BofA Securities, Inc.	GST	Goldman Sachs International	SAL	Citigroup Global Markets, Inc.
BPG	BNP Paribas Securities Corp.	IND	Crédit Agricole Corporate and Investment Bank S.A.	SBI	Citigroup Global Markets Ltd.
BPS	BNP Paribas S.A.	JML	JP Morgan Securities Plc	SCX	Standard Chartered Bank, London
BRC	Barclays Bank PLC	JPM	JP Morgan Chase Bank N.A.	SGY	Societe Generale, NY
BSH	Banco Santander S.A. - New York Branch	JPS	J.P. Morgan Securities LLC	SOG	Societe Generale Paris
BSN	The Bank of Nova Scotia - Toronto	MAA	Mizuho Capital Markets LLC	SSB	State Street Bank and Trust Co.
BSS	Banco Santander S.A.	MAC	Macquarie Bank Limited	STR	State Street FICC Repo
BUS	The Bank of Nova Scotia - Toronto	MBC	HSBC Bank Plc	TDM	TD Securities (USA) LLC
BYR	The Bank of Nova Scotia - Toronto	MEI	Merrill Lynch International	TOR	The Toronto-Dominion Bank
CBK	Citibank N.A.	MFK	Barclays Capital, Inc.	UAG	UBS AG Stamford
CIB	Canadian Imperial Bank of Commerce	MSC	Morgan Stanley & Co. LLC.	UBS	UBS Securities LLC
CKL	Citibank N.A. London	MSR	Morgan Stanley & Co LLC FICC Repo	WAN	Wells Fargo Bank, N.A.- FICC Rep
CTR	Citigroup Global Markets, Inc.- FICC Rep	MYC	Morgan Stanley Capital Services LLC	WFS	Wells Fargo Securities, LLC

Currency Abbreviations:
ARS	Argentine Peso	HUF	Hungarian Forint	PLN	Polish Zloty
AUD	Australian Dollar	IDR	Indonesian Rupiah	PYG	Paraguayan Guarani
AZN	Azerbaijani Manat	ILS	Israeli Shekel	QAR	Qatari Riyal
BRL	Brazilian Real	INR	Indian Rupee	RON	Romanian New Leu
CAD	Canadian Dollar	JPY	Japanese Yen	RSD	Serbian Dinar
CHF	Swiss Franc	KES	Kenyan Schilling	SAR	Saudi Riyal
CLP	Chilean Peso	KRW	South Korean Won	SEK	Swedish Krona
CNH	Chinese Renminbi (Offshore)	KWD	Kuwaiti Dinar	SGD	Singapore Dollar
CNY	Chinese Renminbi (Mainland)	KZT	Kazakhstani Tenge	THB	Thai Baht
COP	Colombian Peso	LKR	Sri Lankan Rupee	TRY	Turkish New Lira
CRC	Costa Rican Colon	MNT	Mongolian Tugrik	TWD	Taiwanese Dollar
CZK	Czech Koruna	MXN	Mexican Peso	UGX	Ugandan Shilling
DKK	Danish Krone	MYR	Malaysian Ringgit	USD (or $)	United States Dollar
DOP	Dominican Peso	NGN	Nigerian Naira	UYU	Uruguayan Peso
EGP	Egyptian Pound	NOK	Norwegian Krone	UZS	Uzbekistani Sum
EUR	Euro	NZD	New Zealand Dollar	VND	Vietnamese Dong
GBP	British Pound	PEN	Peruvian New Sol	ZAR	South African Rand
GHS	Ghanaian Cedi	PHP	Philippine Peso	ZMW	Zambian Kwacha
HKD	Hong Kong Dollar	PKR	Pakistani Rupee

Exchange Abbreviations:
CBOE	Chicago Board Options Exchange	EUREX	Eurex Exchange	LME	London Metal Exchange
CBOT	Chicago Board of Trade	FTSE	Financial Times Stock Exchange	NYBOT	New York Board of Trade
CME	Chicago Mercantile Exchange	ICE	IntercontinentalExchange®	NYMEX	New York Mercantile Exchange
COMEX	Commodity Exchange, Inc.	KCBT	Kansas City Board of Trade	OTC	Over the Counter

Index/Spread Abbreviations:					8840%sxsv
ABX.HE	Asset-Backed Securities Index - Home Equity	CSIXTR	Credit Suisse U.S. Dollar Total Return Index	NDDUWXUS	MSCI Daily TR Net World Ex USA Index
BACVWSAV	BofA Merrill Lynch Basket Excess Return Strategy Index	DWRTFT	Dow Jones Wilshire REIT Total Return Index	NDUEACWF	MSCI ACWI Index Future
BBSW3M	3 Month Bank Bill Swap Rate	ERADXULN	RAE Fundamental International Large Net Total Return Index	NDUEEGF	iShares MSCI Emerging Markets ETF
BCOMF1NTC	Bloomberg Commodity Index 1-Month Forward Total Return Custom Index	ERAEMLN	RAE Fundamental Emerging Markets Net Total Return Index	PIMCODB	PIMCO Custom Commodity Basket
BCOMF1TC	Bloomberg Commodity Index 1-Month Forward Total Return	ERAEMLT	eRAFI Emerging Markets Strategy Index	PIMCODBU	PIMCO Custom Commodity Basket
BCOMIN	Bloomberg Industrial Metals Subindex	ERAUSLT	eRAFI U.S. Large Strategy Index	primex	Prime Mortgage-Backed Securities Index - Adjustable Rate Mortgage
BCOMPR	Bloomberg Precious Metals Sub-Index	ERAUSST	eRAFI U.S. Small Strategy Index	RALVEIEN	RAE Emerging Markets Low Volatility Equity Income Index
BCOMTR	Bloomberg Commodity Index Total Return	EUR003M	3 Month EUR Swap Rate	RALVEIIN	RAE International Net Low Volatility Equity Income Index
BCOMTR1	Bloomberg Custom Commodity Index	EUR006M	6 Month EUR Swap Rate	RALVEIIT	RAE International Low Volatility Equity Income Total Return Index
BCOMTR2	Bloomberg Custom Commodity Index	FEDL01	Federal funds effective rate	RALVEIUT	RA U.S. Low Volatility Equity Income Total Return Index
BISTREFI	Turkish Lira Overnight Reference Rate	FHMMUSTF	Federated Hermes US Treasury Cash Reserves Fund Yield	RBCACS0T	Custom Commodity Forward Index
BNMMDTSC	Dreyfus Treasury Securites Cash Management Fund Yield	FRCPXTOB	France Consumer Price ex-Tobacco Index	RBCACST0	Custom Commodity Forward Index
BOBL	Bundesobligation, the German word for federal government bond	GOLDLNPM	London Gold Market Fixing Ltd. PM	RU20INTR	Russell 2000 Total Return Index

BP0003M	3 Month GBP-LIBOR	GSMMUSTF	Goldman Sachs Money Market US Treasury Fund Index	S&P 500	Standard & Poor’s 500 Index
Brent	Brent Crude	GSMMUSTI	Goldman Sachs Money Market US Treasury Instrument Index	SFE	Sydney Futures Exchange
BRMMUSDF	BlackRock Money Market US Treasury Fund Index	H15T1Y	1 Year US Treasury Yield Curve Constant Maturity Rate	SIBCSORA	Singapore Overnight Rate Average
CAONINDX	Bloomberg CORRA Compounded Index	HSMMUSTF	HSBC UST Money Market Yield	SOFR	Secured Overnight Financing Rate
CAONREPO	Canadian Overnight Repo Rate Average	IBR	Indicador Bancario de Referencia	SOFRINDX	Secured Overnight Financing Rate Index
CDX.EM	Credit Derivatives Index - Emerging Markets	IBXXLLTR	iBoxx USD Liquid Leveraged Loan Index	SONIA	Sterling Overnight Interbank Average Rate
CDX.HY	Credit Derivatives Index - High Yield	JMABFNJ2	J.P. Morgan Custom Commodity Index	SONIA3M IR	Sterling Overnight Index Average 3 Month Index Rate
CDX.IG	Credit Derivatives Index - Investment Grade	JMABNIC5	J.P. Morgan Custom Commodity Index	SONIO	Sterling Overnight Interbank Average Rate
CIXBSTR3	Custom Commodity Index	JMMMUSTF	JP Morgan Money Market US Treasury Fund Index	SPGCINP	S&P GSCI Industrial Metals ER
CMBX	Commercial Mortgage-Backed Index	JPACWILV	J.P. Morgan Custom Equity Index	SRFXON3	Swiss Overnight Rate Average (6PM)
CMDSKEWLS	CBEO SKEW Index is an index derived from the price of S&P 500 tail risk	JY0003M	3 Month JPY-LIBOR	TSFR1M	Term SOFR 1-Month
CNREPOFIX	China Fixing Repo Rates 7-Day	MLPIREIL	Merrill Lynch Custom Equity Index	TSFR3M	Term SOFR 3-Month
CORRA	Canadian Overnight Repo Rate Average	MLPIREIS	Merrill Lynch Custom Equity Index	TSFR6M	Term SOFR 6-Month
CPALEMU	Euro Area All Items Non-Seasonally Adjusted Index	MSMMUSTF	MSILF Money Market US Treasury Fund Index	UKRPI	United Kingdom Retail Prices Index
CPI	Consumer Price Index	MUNIPSA	Securities Industry and Financial Markets Association (SIFMA) Municipal Swap Index	ULSD	Ultra-Low Sulfur Diesel
CPTFEMU	Eurozone HICP ex-Tobacco Index	MUTKCALM	Tokyo Overnight Average Rate	US0003M	ICE 3-Month USD LIBOR
CPURNSA	Consumer Price All Urban Non-Seasonally Adjusted Index	NDDUEAFE	MSCI EAFE Index	WIRON	Warsaw Interbank Offered Rate

Municipal Bond or Agency Abbreviations:
ACA	American Capital Access Holding Ltd.	CNTY	County Guaranteed	HUD	U.S. Department of Housing and Urban Development
AGC	Assured Guaranty Corp.	CR	Custodial Receipts	NPFGC	National Public Finance Guarantee Corp.
AGM	Assured Guaranty Municipal	FHA	Federal Housing Administration	PSF	Public School Fund
AMBAC	American Municipal Bond Assurance Corp.	FHLMC	Federal Home Loan Mortgage Corp.	Q-SBLF	Qualified School Bond Loan Fund
BAM	Build America Mutual Assurance	FNMA	Federal National Mortgage Association	SGI	Syncora Guarantee, Inc.
CM	California Mortgage Insurance	GNMA	Government National Mortgage Association

Other Abbreviations:
ABS	Asset-Backed Security	JIBAR	Johannesburg Interbank Agreed Rate	REMIC	Real Estate Mortgage Investment Conduit
ALT	Alternate Loan Trust	JSC	Joint Stock Company	RMBS	Residential Mortgage-Backed Security
BABs	Build America Bonds	KLIBOR	Kuala Lumpur Interbank Offered Rate	SPDR	Standard & Poor’s Depositary Receipts
BBR	Bank Bill Rate	KORIBOR	Korea Interbank Offered Rate	STIBOR	Stockholm Interbank Offered Rate
BBSW	Bank Bill Swap Reference Rate	Lunar	Monthly payment based on 28-day periods. One year consists of 13 periods.	TBA	To-Be-Announced
BRL-CDI	Brazil Interbank Deposit Rate	MIBOR	Mumbai Interbank Offered Rate	TBD	To-Be-Determined
BTP	Buoni del Tesoro Poliennali “Long-term Treasury Bond”	MSCI	Morgan Stanley Capital International	TBD%	Interest rate to be determined when loan settles or at the time of funding
CDO	Collateralized Debt Obligation	NIBOR	Norwegian Interbank Offered Rate	TELBOR	Tel Aviv Inter-Bank Offered Rate
CHILIBOR	Chile Interbank Offered Rate	OAT	Obligations Assimilables du Trésor	THBFIX	Thai Baht Floating-Rate Fix
CLO	Collateralized Loan Obligation	OIS	Overnight Index Swap	THB-THOR	Thai Overnight Repurchase Rate
CMBS	Collateralized Mortgage-Backed Security	PIK	Payment-in-Kind	TIIE	Tasa de Interés Interbancaria de Equilibrio “Equilibrium Interbank Interest Rate”
DAC	Designated Activity Company	PRIBOR	Prague Interbank Offered Rate	WIBOR	Warsaw Interbank Offered Rate
EURIBOR	Euro Interbank Offered Rate	RBOB	Reformulated Blendstock for Oxygenate Blending	WTI	West Texas Intermediate
HIBOR	Hong Kong Interbank Offered Rate	REIT	Real Estate Investment Trust